JANUARY 28, 2026 (AS AMENDED JUNE 2, 2026)

Prospectus
BlackRock Funds V | Investor, Institutional and Class R Shares
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BlackRock High Yield Portfolio
Investor A: BHYAX • Investor C: BHYCX • Institutional: BHYIX • Class R: BHYRX
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BlackRock Low Duration Bond Portfolio
Investor A: BLDAX • Investor C: BLDCX • Institutional: BFMSX • Class R: BLDPX
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BlackRock Core Bond Portfolio
Investor A: BCBAX • Investor C: BCBCX • Institutional: BFMCX • Class R: BCBRX
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured ● May Lose Value ● No Bank Guarantee

Fund Overview
Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information and historical performance information

	Key Facts About BlackRock High Yield Portfolio	3
	Key Facts About BlackRock Low Duration Bond Portfolio	13
	Key Facts About BlackRock Core Bond Portfolio	22

Details About the Funds	How Each Fund Invests	31
	Investment Risks	35

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	69
	Portfolio Manager Information	71
	Conflicts of Interest	73
	Valuation of Fund Investments	74
	Dividends, Distributions and Taxes	75

Financial Highlights	Financial Performance of the Funds	77

General Information	Shareholder Documents	89
	Certain Fund Policies	89
	Statement of Additional Information	90

Glossary	Glossary of Investment Terms	91

Intermediary-Defined Sales Charge Waiver Policies	Intermediary-Defined Sales Charge Waiver Policies	A-1

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock High Yield Portfolio
Investment Objective

The investment objective of the BlackRock High Yield Portfolio (the “High Yield Fund” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 53 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-98 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3]	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[4]	0.26%	0.17%	0.16%	0.23%
Acquired Fund Fees and Expenses[5]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[5]	0.93%	1.59%	0.58%	1.15%
Fee Waivers and/or Expense Reimbursements[3,6]	(0.01)%	(0.02)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,6]	0.92%	1.57%	0.57%	1.14%

1
A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
2
There is no CDSC on Investor C Shares after one year.
3
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 69, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.
4
Other Expenses have been restated to reflect current fees
5
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent Annual Financial Statements and Additional Information, which do not include Acquired Fund Fees and Expenses.
6
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 69, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.92% (for Investor A Shares), 1.72% (for Investor C Shares), 0.67% (for Institutional Shares) and 1.28% (for Class R Shares) of average daily net
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assets through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$490	$684	$893	$1,496
Investor C Shares	$260	$500	$864	$1,711
Institutional Shares	$58	$185	$323	$725
Class R Shares	$116	$364	$632	$1,397

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$160	$500	$864	$1,711

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The High Yield Fund invests primarily in non‑investment grade bonds with maturities of ten years or less. The High Yield Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. High yield investments include domestic and foreign bonds (including corporate bonds), convertible debt securities, mezzanine investments, collateralized debt obligations, bank loans, loan assignments and loan participations and mortgage-backed and asset-backed securities. Such high yield investments acquired by the High Yield Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services) or will be determined by the High Yield Fund management team to be of similar quality. The High Yield Fund may also invest in other investment companies, including affiliated investment companies such as affiliated exchange-traded funds, to gain exposure to such high yield investments. Split rated bonds and other fixed-income securities (securities that receive different ratings from two or more rating agencies) are valued as follows: if three agencies rate a security, the security will be considered to have the median credit rating; if two of the three agencies rate a security, the security will be considered to have the lower credit rating. The High Yield Fund may invest up to 30% of its assets in non‑dollar denominated bonds of issuers located outside of the United States. The High Yield Fund’s investment in non‑dollar denominated bonds may be on a currency hedged or unhedged basis. The High Yield Fund may also invest in convertible and preferred securities.
The High Yield Fund can also invest, to the extent consistent with its investment objective, in non-U.S. and emerging market securities and currencies. The High Yield Fund may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy.
The High Yield Fund may buy or sell options or futures on a security or an index of securities, or enter into swap agreements, including total return, interest rate and credit default swaps, or foreign currency transactions (collectively, commonly known as derivatives). The High Yield Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The High Yield Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The High Yield Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
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Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
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Debt Securities Risk — Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which is described in further detail below:
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
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High Yield Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund.
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Collateralized Bond Obligations Risk — The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.
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Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be
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converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.
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Corporate Loans Risk — Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate (“SOFR”), or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Fund invests are usually rated below investment grade.
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Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Leverage Risk — The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
Market Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Volatility and Correlation Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
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Distressed Securities Risk — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept
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cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
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Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.
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Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
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The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
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Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
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The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
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The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.
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Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
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Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
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The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.
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High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
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Illiquid Investments Risk — The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and any security or instrument held by the Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. In addition, if the Fund is limited in its ability to dispose of illiquid investments during periods when shareholders are redeeming or selling their shares or the Fund’s net assets otherwise shrink, the Fund will need to dispose of liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have greater exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be
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magnified in a rising interest rate environment or other circumstances where investor redemptions or sales of Fund shares may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended, and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
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Mezzanine Securities Risk — Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.
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Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
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Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
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Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
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Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
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Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the
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Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
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Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
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Risks of Loan Assignments and Participations — As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able unilaterally to enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”), in a reorganization on September 17, 2018 (the “Reorganization”). The table compares the Fund’s performance to that of the Bloomberg U.S. Universal Index and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Predecessor Fund had the same investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Fund as of the date of the Reorganization. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.
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Investor A Shares
ANNUAL TOTAL RETURNS
BlackRock High Yield Portfolio
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 9.47% (quarter ended June 30, 2020) and the lowest return for a quarter was -13.53% (quarter ended March 31, 2020).
For the periods ended 12/31/25 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock High Yield Portfolio — Investor A Shares
Return Before Taxes	4.61%	3.81%	5.65%
Return After Taxes on Distributions	1.82%	1.32%	3.20%
Return After Taxes on Distributions and Sale of Fund Shares	2.72%	1.79%	3.26%
BlackRock High Yield Portfolio — Investor C Shares
Return Before Taxes	7.10%	3.98%	5.50%
BlackRock High Yield Portfolio — Institutional Shares
Return Before Taxes	9.18%	5.02%	6.44%
BlackRock High Yield Portfolio — Class R Shares
Return Before Taxes	8.57%	4.41%	5.80%
Bloomberg U.S. Universal Index (Reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (Reflects no deduction for fees, expenses or taxes)	8.62%	4.50%	6.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C, Institutional and Class R Shares will vary.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub-adviser is BlackRock International Limited. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-adviser.
Portfolio Managers

Portfolio Manager	Portfolio Manager of the Fund Since*	Title
Mitchell Garfin, CFA	2009	Managing Director of BlackRock, Inc.
David Delbos	2014	Managing Director of BlackRock, Inc.

*
Includes management of the Predecessor Fund.
10

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds V, 534429, Pittsburgh, Pennsylvania 15253-4429), or by the Internet at www.blackrock.com. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:
	Investor A and Investor C Shares	Institutional Shares	Class R Shares
Minimum Initial Investment
$1,000 for all accounts
except:
•$50, if establishing an
Automatic Investment Plan.
•There is no investment
minimum for employer-
sponsored retirement
plans (not including SEP
IRAs, SIMPLE IRAs or
SARSEPs).
•There is no investment
minimum for certain fee-
based programs.

There is no minimum initial investment
for:
•Employer-sponsored retirement plans
(not including SEP IRAs, SIMPLE IRAs or
SARSEPs), state sponsored 529 college
savings plans, collective trust funds,
investment companies or other pooled
investment vehicles, unaffiliated thrifts
and unaffiliated banks and trust
companies, each of which may purchase
shares of the Fund through a Financial
Intermediary that has entered into an
agreement with the Fund’s distributor to
purchase such shares.
•Clients of Financial Intermediaries that:
(i) charge such clients a fee for advisory,
investment consulting, or similar
services or (ii) have entered into an
agreement with the Fund’s distributor to
offer Institutional Shares through a no-
load program or investment platform.
•Clients investing through a self-directed
IRA brokerage account program
sponsored by a retirement plan record-
keeper, provided that such program
offers only mutual fund options and that
the program maintains an account with
the Fund on an omnibus basis.
$2 million for individuals and “Institutional
Investors,” which include, but are not
limited to, endowments, foundations,
family offices, local, city, and state
governmental institutions, corporations
and insurance company separate
accounts who may purchase shares of the
Fund through a Financial Intermediary that
has entered into an agreement with the
Fund’s distributor to purchase such
shares.
$1,000 for:
•Clients investing through Financial
Intermediaries that offer such shares on
a platform that charges a transaction
based sales commission outside of the
Fund.
•Tax-qualified accounts for insurance
agents that are registered
representatives of an insurance
company’s broker-dealer that has
entered into an agreement with the
Fund’s distributor to offer Institutional
$100 for all accounts.
11

	Investor A and Investor C Shares	Institutional Shares	Class R Shares
Minimum Initial Investment (continued)		Shares, and the family members of such persons.
Minimum Additional Investment	$50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum).	No subsequent minimum.	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code, in which case you may be subject to U.S. federal income tax when distributions are received from such tax-deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services.
These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
12

Fund Overview

Key Facts About BlackRock Low Duration Bond Portfolio
Investment Objective

The investment objective of the BlackRock Low Duration Bond Portfolio (the “Low Duration Fund” or the “Fund”) is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 53 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-98 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3]	0.29%	0.29%	0.29%	0.29%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.18%	0.17%	0.17%	0.33%
Total Annual Fund Operating Expenses	0.72%	1.46%	0.46%	1.12%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.07)%	(0.06)%	(0.06)%	(0.22)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,4]	0.65%	1.40%	0.40%	0.90%

1
A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.
2
There is no CDSC on Investor C Shares after one year.
3
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 69, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.
4
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 69, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.65% (for Investor A Shares), 1.40% (for Investor C Shares), 0.40% (for Institutional Shares) and 0.90% (for Class R Shares) of average daily net assets through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
13

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$290	$443	$610	$1,093
Investor C Shares	$243	$456	$792	$1,540
Institutional Shares	$41	$142	$252	$573
Class R Shares	$92	$334	$596	$1,343

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$143	$456	$792	$1,540

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Low Duration Fund invests primarily in investment grade bonds and maintains an average portfolio duration that is between 0 and 3 years. With respect to the Low Duration Fund’s investment objective, the Low Duration Fund’s benchmark is the ICE BofA 1-3 Year US Corporate & Government Index.
The Low Duration Fund normally invests at least 80% of its assets in debt securities. For the purposes of this strategy, such debt securities include the following: obligations issued or guaranteed by the U.S. Government or a foreign government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; mortgage to-be-announced (“TBA”) securities; debt obligations of U.S. or foreign issuers; municipal securities; and asset-backed securities. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Low Duration Fund may invest up to 35% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). The Low Duration Fund may also invest up to 35% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Low Duration Fund’s assets) may be invested in emerging markets issuers. Up to 10% of the Low Duration Fund’s assets may be exposed to non-US currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-US currency exposure if the bond is either (i) US dollar-denominated or (ii) non-US dollar-denominated, but hedged back to US dollars.
The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds.
The Low Duration Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Low Duration Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Low Duration Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements and mortgage dollar rolls).
The Low Duration Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
14

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
◼
Debt Securities Risk — Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which is described in further detail below:
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
◼
Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
◼
The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
◼
Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
◼
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
◼
The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital
15

markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.
◼
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
◼
Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
◼
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.
◼
Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
◼
U.S. Government Issuer Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
◼
Borrowing Risk — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
◼
Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Leverage Risk — The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
Market Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Volatility and Correlation Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
16

Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
◼
Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
◼
Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.
◼
High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
◼
High Yield Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund.
◼
Illiquid Investments Risk — The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and any security or instrument held by the Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. In addition, if the Fund is limited in its ability to dispose of illiquid investments during periods when shareholders are redeeming or selling their shares or the Fund’s net assets otherwise shrink, the Fund will need to dispose of liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have greater exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions or sales of Fund shares may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
◼
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended, and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
◼
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health
17

issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
◼
Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
◼
Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
◼
Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
◼
Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”), in a reorganization on September 17, 2018 (the “Reorganization”). The table compares the Fund’s performance to that of the Bloomberg U.S. Aggregate Bond Index and the ICE BofA 1-3 Year US Corporate & Government Index. The ICE BofA 1-3 Year US Corporate & Government Index is relevant to the Fund because it has characteristics similar to the Fund ’s investment strategy. The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Predecessor Fund had the same investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Fund as of the date of the Reorganization. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.
18

Investor A Shares
ANNUAL TOTAL RETURNS
BlackRock Low Duration Bond Portfolio
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 4.39% (quarter ended June 30, 2020) and the lowest return for a quarter was -3.25% (quarter ended March 31, 2022).
For the periods ended 12/31/25 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Low Duration Bond Portfolio — Investor A Shares
Return Before Taxes	3.56%	1.63%	2.00%
Return After Taxes on Distributions	1.81%	0.35%	0.95%
Return After Taxes on Distributions and Sale of Fund Shares	2.08%	0.68%	1.07%
BlackRock Low Duration Bond Portfolio — Investor C Shares
Return Before Taxes	4.16%	1.35%	1.62%
BlackRock Low Duration Bond Portfolio — Institutional Shares
Return Before Taxes	6.21%	2.35%	2.48%
BlackRock Low Duration Bond Portfolio — Class R Shares
Return Before Taxes	5.68%	1.84%	1.98%
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
ICE BofA 1-3 Year US Corporate & Government Index[1] (Reflects no deduction for fees, expenses or taxes)	5.31%	1.98%	2.10%

1
On March 1, 2021, the Fund began to compare its performance to a custom 4pm pricing variant of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Historical Index data prior to March 1, 2021 is for the standard 3pm pricing variant of the Index. Index data from March 1, 2021 through November 30, 2023 is for the custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the performance of the standard pricing variant of the Index, which now utilizes pricing as of 4pm, and resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C, Institutional and Class R Shares will vary.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub-advisers are BlackRock International Limited and BlackRock (Singapore) Limited. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-advisers.
Portfolio Managers

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Akiva Dickstein	2020	Managing Director of BlackRock, Inc.
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Portfolio Manager	Portfolio Manager of the Fund Since	Title
Scott MacLellan, CFA, CMT	2012*	Managing Director of BlackRock, Inc.
Amanda Liu, CFA	2022	Director of BlackRock, Inc.
Sam Summers	2022	Director of BlackRock, Inc.
Siddharth Mehta	2025	Managing Director of BlackRock, Inc.

*
Includes management of the Predecessor Fund.
Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds V, 534429, Pittsburgh, Pennsylvania 15253-4429), or by the Internet at www.blackrock.com. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:
	Investor A and Investor C Shares	Institutional Shares	Class R Shares
Minimum Initial Investment
$1,000 for all accounts
except:
•$50, if establishing an
Automatic Investment Plan.
•There is no investment
minimum for employer-
sponsored retirement
plans (not including SEP
IRAs, SIMPLE IRAs or
SARSEPs).
•There is no investment
minimum for certain fee-
based programs.

There is no minimum initial investment
for:
•Employer-sponsored retirement plans
(not including SEP IRAs, SIMPLE IRAs or
SARSEPs), state sponsored 529 college
savings plans, collective trust funds,
investment companies or other pooled
investment vehicles, unaffiliated thrifts
and unaffiliated banks and trust
companies, each of which may purchase
shares of the Fund through a Financial
Intermediary that has entered into an
agreement with the Fund’s distributor to
purchase such shares.
•Clients of Financial Intermediaries that:
(i) charge such clients a fee for advisory,
investment consulting, or similar
services or (ii) have entered into an
agreement with the Fund’s distributor to
offer Institutional Shares through a no-
load program or investment platform.
•Clients investing through a self-directed
IRA brokerage account program
sponsored by a retirement plan record-
keeper, provided that such program
offers only mutual fund options and that
the program maintains an account with
the Fund on an omnibus basis.
$2 million for individuals and “Institutional
Investors,” which include, but are not
limited to, endowments, foundations,
family offices, local, city, and state
governmental institutions, corporations
and insurance company separate
accounts who may purchase shares of the
Fund through a Financial Intermediary that
has entered into an agreement with the
Fund’s distributor to purchase such
shares.
$1,000 for:
•Clients investing through Financial
Intermediaries that offer such shares on
$100 for all accounts.
20

	Investor A and Investor C Shares	Institutional Shares	Class R Shares
Minimum Initial Investment (continued)
a platform that charges a transaction
based sales commission outside of the
Fund.
•Tax-qualified accounts for insurance
agents that are registered
representatives of an insurance
company’s broker-dealer that has
entered into an agreement with the
Fund’s distributor to offer Institutional
Shares, and the family members of such
persons.

Minimum Additional Investment	$50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum).	No subsequent minimum.	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code, in which case you may be subject to U.S. federal income tax when distributions are received from such tax-deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services.
These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
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Fund Overview

Key Facts About BlackRock Core Bond Portfolio
Investment Objective

The investment objective of the BlackRock Core Bond Portfolio (the “Core Bond Fund” or the “Fund”) is to seek to realize a total return that exceeds that of the reference benchmark.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 53 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-98 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3]	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.20%	0.16%	0.19%	0.30%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[4]	0.80%	1.51%	0.54%	1.15%
Fee Waivers and/or Expense Reimbursements[3,5]	(0.11)%	(0.07)%	(0.10)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,5]	0.69%	1.44%	0.44%	0.94%

1
A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
2
There is no CDSC on Investor C Shares after one year.
3
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 69, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.
4
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent Annual Financial Statements and Additional Information report, which do not include Acquired Fund Fees and Expenses.
5
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 69, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.68% (for Investor A Shares), 1.43% (for Investor C Shares), 0.43% (for Institutional Shares) and 0.93% (for Class R Shares) of average daily net
22

assets through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$468	$635	$816	$1,340
Investor C Shares	$247	$470	$817	$1,604
Institutional Shares	$45	$163	$292	$667
Class R Shares	$96	$345	$613	$1,379

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$147	$470	$817	$1,604

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 587% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Core Bond Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government or a foreign government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; mortgage to-be-announced (“TBA”) securities; debt obligations of U.S. or foreign issuers; municipal securities; and asset-backed securities. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. As of December 31, 2025, the average duration of the benchmark, the Bloomberg U.S. Aggregate Bond Index, was 5.79 years, as calculated by BlackRock.
The Core Bond Fund may invest up to 25% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Fund’s assets) may be invested in emerging markets issuers. Up to 10% of the Core Bond Fund’s assets may be exposed to non-US currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-US currency exposure if the bond is either (i) US dollar-denominated or (ii) non-US dollar-denominated, but hedged back to US dollars.
The Core Bond Fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the Core Bond Fund’s management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.
The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds.
The Core Bond Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Core Bond Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Core Bond Fund may seek to obtain market exposure to the securities in which it primarily invests by
23

entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements and mortgage dollar rolls).
The Core Bond Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
◼
Debt Securities Risk — Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which is described in further detail below:
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
◼
Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
24

◼
U.S. Government Issuer Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
◼
Borrowing Risk — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
◼
Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Leverage Risk — The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
Market Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Volatility and Correlation Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
◼
Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
◼
Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.
◼
Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
25

◼
The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
◼
Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
◼
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
◼
The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.
◼
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
◼
Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
◼
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.
◼
High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase the Fund’s portfolio turnover rate. A TBA transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later.
◼
Illiquid Investments Risk — The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and any security or instrument held by the Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. In addition, if the Fund is limited in its ability to dispose of illiquid investments during periods when shareholders are redeeming or selling their shares or the Fund’s net assets otherwise shrink, the Fund will need to dispose of liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have greater exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions or sales of Fund shares may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
◼
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or
26

to meet the applicable requirements of the Investment Company Act of 1940, as amended, and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
◼
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
◼
Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
◼
Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
◼
Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
◼
Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”), in a reorganization on September 17, 2018 (the “Reorganization”). The table compares the Fund’s performance to that of the Bloomberg U.S. Aggregate Bond Index. The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Predecessor Fund had the same investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Fund as of the date of the Reorganization. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table
27

includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.
Investor A Shares
ANNUAL TOTAL RETURNS
BlackRock Core Bond Portfolio
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 6.57% (quarter ended December 31, 2023) and the lowest return for a quarter was -6.22% (quarter ended March 31, 2022).
For the periods ended 12/31/25 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Core Bond Portfolio — Investor A Shares
Return Before Taxes	2.76%	(1.52)%	1.36%
Return After Taxes on Distributions	1.14%	(2.70)%	0.15%
Return After Taxes on Distributions and Sale of Fund Shares	1.61%	(1.64)%	0.54%
BlackRock Core Bond Portfolio — Investor C Shares
Return Before Taxes	5.26%	(1.45)%	1.17%
BlackRock Core Bond Portfolio — Institutional Shares
Return Before Taxes	7.44%	(0.47)%	2.05%
BlackRock Core Bond Portfolio — Class R Shares
Return Before Taxes	6.77%	(0.98)%	1.52%
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C, Institutional and Class R Shares will vary.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub-advisers are BlackRock International Limited and BlackRock (Singapore) Limited. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-advisers.
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Portfolio Managers

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Rick Rieder	2010*
Chief Investment Officer of Global Fixed
Income, Head of Global Allocation Investment
Team, member of the Global Executive
Committee, Global Operating Committee and
Chairman of the BlackRock, Inc. firmwide
Investment Council

Russell Brownback	2025	Managing Director of BlackRock, Inc.
Chi Chen	2022	Managing Director of BlackRock, Inc.
Siddharth Mehta	2025	Managing Director of BlackRock, Inc.
Sam Summers	2025	Director of BlackRock, Inc.

*Includes management of the Predecessor Fund.
Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds V, 534429, Pittsburgh, Pennsylvania 15253-4429), or by the Internet at www.blackrock.com. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:
	Investor A and Investor C Shares	Institutional Shares	Class R Shares
Minimum Initial Investment
$1,000 for all accounts
except:
•$50, if establishing an
Automatic Investment Plan.
•There is no investment
minimum for employer-
sponsored retirement
plans (not including SEP
IRAs, SIMPLE IRAs or
SARSEPs).
•There is no investment
minimum for certain fee-
based programs.

There is no minimum initial investment
for:
•Employer-sponsored retirement plans
(not including SEP IRAs, SIMPLE IRAs or
SARSEPs), state sponsored 529 college
savings plans, collective trust funds,
investment companies or other pooled
investment vehicles, unaffiliated thrifts
and unaffiliated banks and trust
companies, each of which may purchase
shares of the Fund through a Financial
Intermediary that has entered into an
agreement with the Fund’s distributor to
purchase such shares.
•Clients of Financial Intermediaries that:
(i) charge such clients a fee for advisory,
investment consulting, or similar
services or (ii) have entered into an
agreement with the Fund’s distributor to
offer Institutional Shares through a no-
load program or investment platform.
•Clients investing through a self-directed
IRA brokerage account program
sponsored by a retirement plan record-
keeper, provided that such program
offers only mutual fund options and that
the program maintains an account with
the Fund on an omnibus basis.
$2 million for individuals and “Institutional
Investors,” which include, but are not
limited to, endowments, foundations,
family offices, local, city, and state
governmental institutions, corporations
and insurance company separate
$100 for all accounts.
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	Investor A and Investor C Shares	Institutional Shares	Class R Shares
Minimum Initial Investment (continued)
accounts who may purchase shares of the
Fund through a Financial Intermediary that
has entered into an agreement with the
Fund’s distributor to purchase such
shares.
$1,000 for:
•Clients investing through Financial
Intermediaries that offer such shares on
a platform that charges a transaction
based sales commission outside of the
Fund.
•Tax-qualified accounts for insurance
agents that are registered
representatives of an insurance
company’s broker-dealer that has
entered into an agreement with the
Fund’s distributor to offer Institutional
Shares, and the family members of such
persons.

Minimum Additional Investment	$50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum).	No subsequent minimum.	No subsequent minimum.

Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code, in which case you may be subject to U.S. federal income tax when distributions are received from such tax-deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services.
These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
30

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of the BlackRock High Yield Portfolio (the “High Yield Fund”), the BlackRock Low Duration Bond Portfolio (the “Low Duration Fund”) and the BlackRock Core Bond Portfolio (the “Core Bond Fund”) (each, a “Fund” and collectively, the “Funds”) and your rights as a shareholder.
How Each Fund Invests

Investment Process of the Funds:
For the High Yield Fund, the management team evaluates sectors of the high yield market and individual bonds within these sectors. Typically, the management team will invest in distressed securities when it believes they are undervalued.
Securities are purchased for a Fund when the management teams determine that they have the potential for above-average total return. Each Fund’s performance is measured against a specified benchmark.
If a security’s rating declines (for the High Yield Fund) or falls below B (for the Low Duration Fund) or investment grade (for the Core Bond Fund), the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.
BlackRock uses an internal model for calculating duration, which may result in a different value for the duration of a benchmark compared to the duration calculated by the provider of the benchmark or another third party.
High Yield Fund
Investment Objective
The investment objective of the High Yield Fund is to seek to maximize total return, consistent with income generation and prudent investment management.
This investment objective is a non-fundamental policy of the High Yield Fund and may not be changed without 30 days’ prior notice to shareholders.
Total return is a way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.
Principal Investment Strategies
The High Yield Fund invests primarily in non‑investment grade bonds with maturities of ten years or less. The High Yield Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. The 80% policy is a non‑fundamental policy of the High Yield Fund and may not be changed without 60 days’ prior notice to shareholders. High yield investments in which the Fund may invest include domestic and foreign bonds (including corporate bonds), convertible debt securities, mezzanine investments, collateralized debt obligations, bank loans, loan assignments and loan participations and mortgage-backed and asset-backed securities. Such high yield investments acquired by the High Yield Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services) or will be determined by the High Yield Fund management team to be of similar quality. The High Yield Fund may also invest in other investment companies, including affiliated investment companies such as affiliated exchange-traded funds, to gain exposure to such high yield investments. Split rated bonds and other fixed-income securities (securities that receive different ratings from two or more rating agencies) are valued as follows: if three agencies rate a security, the security will be considered to have the median credit rating; if two of the three agencies rate a security, the security will be considered to have the lower credit rating. High yield securities are sometimes referred to as “junk bonds,” which are debt securities rated lower than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low‑rated issuer. The High Yield Fund may invest up to 30%
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of its assets in non‑dollar denominated bonds of issuers located outside of the United States. The High Yield Fund’s investment in non‑dollar denominated bonds may be on a currency hedged or unhedged basis. The High Yield Fund may also invest in convertible and preferred securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock convertibles). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.
The High Yield Fund can also invest, to the extent consistent with its investment objective, in non-U.S. and emerging market securities and currencies. The High Yield Fund may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy. Mezzanine investments are subordinated debt securities that receive payments of interest and principal after other more senior security holders are paid. They are generally issued in private placements in connection with an equity security. Collateralized bond obligations are securities backed by a diversified pool of high yield securities. Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non‑U.S. government and one or more financial institutions. The Fund considers such investments to be debt securities. Mortgage-backed securities are asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies. Asset-backed securities are bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.
The High Yield Fund may buy or sell options or futures on a security or an index of securities, or enter into swap agreements, including total return, interest rate and credit default swaps, or foreign currency transactions (collectively, commonly known as derivatives). The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The High Yield Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The High Yield Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
ABOUT THE PORTFOLIO MANAGEMENT OF THE HIGH YIELD FUND
The High Yield Fund is managed by a team of financial professionals. Mitchell Garfin, CFA and David Delbos are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds— Portfolio Manager Information” for additional information about the portfolio management team.

Low Duration Fund
Investment Objective
The investment objective of the Low Duration Fund is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.
This investment objective is a non-fundamental policy of the Low Duration Fund and may not be changed without 30 days’ prior notice to shareholders.
Total return is a way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.
Principal Investment Strategies
The Low Duration Fund invests primarily in investment grade bonds and maintains an average portfolio duration that is between 0 and 3 years. Investment grade bonds are bonds rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. With respect to the Low Duration Fund’s investment objective, the Low Duration Fund’s benchmark is the ICE BofA 1-3 Year US Corporate & Government Index.
The Low Duration Fund normally invests at least 80% of its assets in debt securities. For the purposes of this strategy, such debt securities include the following: obligations issued or guaranteed by the U.S. Government or a foreign
32

government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; mortgage to-be-announced (“TBA”) securities; debt obligations of U.S. or foreign issuers; municipal securities; and asset-backed securities. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Low Duration Fund may invest up to 35% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). The Low Duration Fund may also invest up to 35% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Low Duration Fund’s assets) may be invested in emerging markets issuers. Up to 10% of the Low Duration Fund’s assets may be exposed to non-US currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-US currency exposure if the bond is either (i) US dollar-denominated or (ii) non-US dollar-denominated, but hedged back to US dollars. The Low Duration Fund may also invest up to 5% of its assets in convertible securities with a minimum rating of B. Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.
The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds. Mortgage-backed securities are asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies. CMOs are bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections. Asset-backed securities are bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.
The Low Duration Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Low Duration Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Low Duration Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements and mortgage dollar rolls).
The Low Duration Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
ABOUT THE PORTFOLIO MANAGEMENT OF THE LOW DURATION FUND
The Low Duration Fund is managed by a team of financial professionals. Akiva Dickstein, Scott MacLellan, CFA, CMT, Amanda Liu, CFA, Sam Summers and Siddharth Mehta are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds -- Portfolio Manager Information” for additional information about the portfolio management team.

Core Bond Fund
Investment Objective
The investment objective of the Core Bond Fund is to seek to realize a total return that exceeds that of the reference benchmark.
This investment objective is a non-fundamental policy of the Fund and may not be changed without 30 days’ prior notice to shareholders.
Total return is a way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.
Principal Investment Strategies
The Core Bond Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government or a foreign government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; mortgage to-be-announced (“TBA”) securities; debt obligations of U.S. or foreign issuers; municipal securities; and asset-backed securities. The Fund’s investments in derivatives will be
33

counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. As of December 31, 2025, the average duration of the benchmark, the Bloomberg U.S. Aggregate Bond Index, was 5.79 years, as calculated by BlackRock. The 80% policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
The Core Bond Fund may invest up to 25% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Fund’s assets) may be invested in emerging markets issuers. Up to 10% of the Core Bond Fund’s assets may be exposed to non-US currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-US currency exposure if the bond is either (i) US dollar-denominated or (ii) non-US dollar-denominated, but hedged back to US dollars.
The Core Bond Fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the Core Bond Fund’s management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Investment grade securities are securities rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. Split rated bonds are bonds that receive different ratings from two or more rating agencies.
The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds. Mortgage-backed securities are asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies. CMOs are bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections. Asset-backed securities are bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.
The Core Bond Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Core Bond Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Core Bond Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements and mortgage dollar rolls).
The Core Bond Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
ABOUT THE PORTFOLIO MANAGEMENT OF THE CORE BOND FUND
The Core Bond Fund is managed by a team of financial professionals. Rick Rieder, Russell Brownback, Chi Chen, Siddharth Mehta and Sam Summers are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

Other Strategies Applicable to the Funds
In addition to the principal strategies discussed above, the Funds may also invest or engage in the following investments/strategies:
◼
Collateralized Debt Obligations (Low Duration Fund and Core Bond Fund) — The Fund may invest up to 10% of its net assets in collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.
◼
Common Stock (High Yield Fund) — The Fund may acquire and hold common stock either directly or indirectly. Indirect acquisitions include unit offerings with fixed-income securities or in connection with an amendment, waiver, or a conversion or exchange of fixed-income securities, or in connection with the bankruptcy or workout of a
34

distressed fixed-income security, or upon the exercise of a right or warrant obtained in connection with the Fund’s investment in a fixed-income security. Direct investments in common stock will be limited to 10% of the Fund’s assets.
◼
Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds (“ETFs”), unit investment trusts, and open-end and closed-end funds. Each Fund may invest in affiliated investment companies, including affiliated money market funds and affiliated ETFs.
◼
Investment Grade Debt Securities (High Yield Fund) — The Fund may invest in “investment grade securities,” which are securities rated in the four highest rating categories of the major rating agencies (Moody’s, S&P and Fitch) or deemed to be of equivalent quality by BlackRock. Debt obligations rated in the lowest of the top four ratings (i.e., “Baa” by Moody’s or “BBB” by S&P or Fitch) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. If an investment grade security held by the Fund is subsequently downgraded below investment grade, BlackRock will consider such an event in determining whether the Fund should continue to hold the security.
◼
Securities Lending (High Yield Fund) — The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
◼
Temporary Defensive Strategies — For temporary defensive purposes, for example, to respond to adverse market, economic, political or other conditions, each Fund may depart from its principal investment strategies and may restrict the markets in which it invests and may invest without limitation in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short-term debt obligations of corporate issuers, certificates of deposit, bankers acceptances, commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed-income securities. Temporary defensive positions may affect each Fund’s ability to achieve its investment objective.
◼
When-Issued and Delayed Delivery Securities and Forward Commitments — Each Fund may invest in securities prior to their date of issue. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.
Investment Risks

This section contains a discussion of the general risks of investing in the Funds. The “Investment Objectives and Policies” section in the Statement of Additional Information (“SAI”) also includes more information about the Funds, their investments and the related risks. As with any fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Each risk noted below is applicable to each Fund unless the specific Fund or Funds are noted in a parenthetical. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in a Fund:
◼
Borrowing Risk (Low Duration Fund and Core Bond Fund) — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
◼
Collateralized Bond Obligations Risk (High Yield Fund) — The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.
◼
Convertible Securities Risk (High Yield Fund) — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.
35

◼
Corporate Loans Risk (High Yield Fund) — Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as Secured Overnight Financing Rate (“SOFR”), or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, the Fund may experience difficulties in selling its corporate loans. Transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, a Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, a Fund may become a member of the syndicate.
The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads.
The corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.
◼
Debt Securities Risk — Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which is described in further detail below:
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that
36

hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
◼
Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Leverage Risk — The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
Market Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Volatility and Correlation Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.
Hedging Risk — When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.
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Tax Risk — The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service (the “IRS”).
Regulatory Risk — Derivative contracts are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, with respect to uncleared swaps, swap dealers are required to collect variation margin from the Fund and may be required by applicable regulations to collect initial margin from the Fund. Both initial and variation margin may be comprised of cash and/or securities, subject to applicable regulatory haircuts. Shares of investment companies (other than certain money market funds) may not be posted as collateral under applicable regulations. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund itself is regulated. BlackRock cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.
Risks Specific to Certain Derivatives Used by the Fund
Swaps — Swap agreements, including total return swaps that may be referred to as contracts for difference, are two-party contracts entered into for periods ranging from a few days to more than one year. In a standard “swap” transaction, two parties agree to exchange the value(s) or cash flow(s) of one asset for another over a certain period of time. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also involve the risk that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty and the return on the referenced asset. In addition, swap agreements are subject to market and illiquidity risk, leverage risk and hedging risk.
Credit Default Swaps — Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to illiquid investments risk and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Forward Foreign Currency Exchange Contracts — Forward foreign currency exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
Futures — Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are; (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest
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rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
Options — An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
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Distressed Securities Risk (High Yield Fund) — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
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Dollar Rolls Risk — A dollar roll transaction involves a sale by the Fund of a mortgage-backed, U.S. Treasury or other security (as permitted by the Fund’s investment strategies) concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of dollar rolls may depend upon the adviser’s ability to correctly predict interest rates and prepayments, depending on the underlying security. There is no assurance that dollar rolls can be successfully employed.
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Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets may include those in countries considered emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.
Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.
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Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments may adversely affect the Fund’s performance. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by the Fund may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors. Foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may significantly decrease the liquidity and value of the securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
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Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.
Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.
Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Should the Fund invest in a debt security denominated in U.S. dollars and issued by an issuer whose functional currency is a currency other than the U.S. dollar, and such currency decreases in value against the U.S. dollar, such issuer’s ability to repay its obligation under the U.S. dollar-denominated security may be negatively impacted.
Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to the governments of certain countries, or the U.S. Government with respect to certain countries, prohibiting or imposing substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries. Capital controls and/or sanctions may include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions of one government against another government, such as seizure of assets. Any of these actions could
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severely impair the Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to foreign securities and assets, including the ability to transfer the Fund’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Fund’s operations, causing the Fund to decline in value.
Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.
Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.
Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.
At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.
Withholding Tax Reclaims Risk -- The Fund may file claims to recover foreign withholding taxes on dividend and interest income (if any) received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when the Fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where the Fund expects to recover withholding taxes, the net asset value of the Fund generally includes accruals for such tax refunds. The Fund regularly evaluates the probability of recovery. If the likelihood of recovery materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value. Shareholders in the Fund at the time an accrual is written down will bear the impact of the resulting reduction in net asset value regardless of whether they were shareholders during the accrual period. Conversely, if the Fund receives a tax refund that has not been previously accrued, shareholders in the Fund at the time of the successful recovery will benefit from the resulting increase in the Fund’s net asset value. Shareholders who sold their shares prior to such time will not benefit from such increase in the Fund’s net asset value.
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High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase the Fund’s portfolio turnover rate. A TBA transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later.
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High Yield Bonds Risk (High Yield Fund and Low Duration Fund) — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund. The major risks of junk bond investments include:
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Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
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Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.
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Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
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Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.
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Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid than higher rated fixed-income securities, judgment may play a greater role in valuing junk bonds than is the case with securities trading in a more liquid market.
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The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
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Illiquid Investments Risk — The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and any security or instrument held by the Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. In addition, if the Fund is limited in its ability to dispose of illiquid investments during periods when shareholders are redeeming or selling their shares or the Fund’s net assets otherwise shrink, the Fund will need to dispose of liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have greater exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions or sales of Fund shares may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the Securities and Exchange Commission (the “SEC”), the Fund is subject to the federal securities laws, including the Investment Company Act of 1940, as amended (the “Investment Company Act”) and the rules thereunder. Under Rule 18f-4 under the Investment Company Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class.
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Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
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Mezzanine Securities Risk (High Yield Fund) — Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.
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Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.
Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.
The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) and a decline in or flattening of real estate values (in each case as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial
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difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
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Operational and Technology Risks — The Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, the Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, authorized participants, listing exchanges, other financial market operators, and governmental authorities, as applicable. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. The Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which the Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with the Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by the Fund or erroneous subscription or redemption orders; the inability of the Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of the Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to the Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by the Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. The Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to the Fund.
While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect the Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. The Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
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◼
Preferred Securities Risk (High Yield Fund) — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
◼
Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
◼
Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
◼
Risk of Investing in the United States — A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.
The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political discord, as well as significant challenges in managing and containing the outbreak of COVID-19. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
◼
Risks of Loan Assignments and Participations (High Yield Fund) — As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able unilaterally to enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
◼
U.S. Government Issuer Risk (Low Duration Fund and Core Bond Fund) — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Each Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
45

◼
Collateralized Debt Obligations Risk (Low Duration Fund and Core Bond Fund) — In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
◼
Common Stock Risk (High Yield Fund) — Common stocks represent equity ownership in a company. Stock markets are volatile. The price of common stock will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of common stock purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in inflation, interest or currency rates or generally adverse investor sentiment.
◼
Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
◼
Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
◼
Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. The Fund also may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in the Fund’s expense ratio. Because large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy, the Fund also reserves the right to redeem in-kind, subject to certain conditions. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.
◼
Ownership Limitations Risk — If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BlackRock, its affiliates or the Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BlackRock and its affiliates on behalf of clients (including the Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rule or otherwise impaired. The capacity of the Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of the Fund’s portfolio holdings.
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For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as the Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BlackRock and its affiliates for client funds and accounts managed by BlackRock (including the Fund) may not exceed the relevant limits without the grant of a license or other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BlackRock and its affiliates, the Fund or other client accounts to suffer disadvantages or business restrictions.
Ownership limitations are highly complex. It is possible that, despite BlackRock’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
◼
Reference Rate Replacement Risk — The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.
The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings would continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. After September 30, 2024, the remaining synthetic LIBOR settings ceased to be published, and all LIBOR settings have permanently ceased. The SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (“repo”) market and has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
◼
Reliance on Advisor Risk — The Fund is dependent upon services and resources provided by BlackRock, and therefore BlackRock’s parent, BlackRock, Inc. BlackRock is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of BlackRock will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, BlackRock’s personnel could have a negative effect on the performance or the continued operation of the Fund.
◼
Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
◼
Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by the Fund. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
◼
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will
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not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
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Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Investor A, Investor C, Institutional and Class R Shares in this prospectus), each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio of the particular Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) can help you determine which share class is best suited to your personal financial goals. Investor A Shares and Investor C Shares are sometimes referred to herein collectively as “Investor Shares.”
For example, if you select Institutional Shares, you will not pay any sales charge. However, only certain investors may buy Institutional Shares. If you select Investor A Shares, you generally pay a sales charge at the time of purchase and an ongoing service fee of 0.25% per year. You may be eligible for a sales charge reduction or waiver.
If you select Investor C or Class R Shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% per year for Investor C Shares and 0.25% per year for Class R Shares and a service fee of 0.25% per year for both classes of shares under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Investor C Shares within one year. Classes with lower expenses will have higher net asset values and dividends relative to other share classes.
The Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.
The table below summarizes key features of each of the share classes of the Funds.
Share Classes at a Glance1
	Investor A	Investor C2,3	Institutional	Class R
Availability	Generally available through Financial Intermediaries.	Generally available through Financial Intermediaries. Must be held through a Financial Intermediary.
Limited to certain investors, including:
•Individuals and “Institutional
Investors,” which include, but are
not limited to, endowments,
foundations, family offices, local,
city, and state governmental
institutions, corporations and
insurance company separate
accounts, who may purchase
shares of the Fund through a
Financial Intermediary that has
entered into an agreement with the
Distributor to purchase such
shares.
•Certain employee benefits plans,
such as health savings accounts,
and certain employer-sponsored
retirement plans (not including SEP
IRAs, SIMPLE IRAs or SARSEPs),
state sponsored 529 college
savings plans, collective trust funds,
investment companies or other
pooled investment vehicles,
unaffiliated thrifts and unaffiliated
banks and trust companies, each of
which may purchase shares of the
Fund through a Financial
Intermediary that has entered into
an agreement with the Distributor to
purchase such shares.
Available only to certain employer- sponsored retirement plans.
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	Investor A	Investor C2,3	Institutional	Class R
Availability (continued)
•Employees, officers and directors/
trustees of BlackRock or its
affiliates and immediate family
members of such persons.
•Participants in certain programs
sponsored by BlackRock or its
affiliates or other Financial
Intermediaries.
•Tax-qualified accounts for insurance
agents that are registered
representatives of an insurance
company’s broker-dealer that has
entered into an agreement with the
Distributor to offer Institutional
Shares, and the family members of
such persons.
•Clients investing through Financial
Intermediaries that have entered
into an agreement with the
Distributor to offer such shares on a
platform that charges a transaction
based sales commission outside of
the Fund.
•Clients investing through a self-
directed IRA brokerage account
program sponsored by a retirement
plan record-keeper, provided that
such program offers only mutual
fund options and that the program
maintains an account with the Fund
on an omnibus basis.

Minimum Investment
$1,000 for all
accounts except:
•$50, if establishing
an Automatic
Investment Plan
(“AIP”).
•There is no
investment
minimum for
employer-
sponsored
retirement plans
(not including SEP
IRAs, SIMPLE IRAs
or SARSEPs).
•There is no
investment
minimum for
certain fee-based
programs.

$1,000 for all
accounts except:
•$50, if establishing
an AIP.
•There is no
investment
minimum for
employer-
sponsored
retirement plans
(not including SEP
IRAs, SIMPLE IRAs
or SARSEPs).
•There is no
investment
minimum for
certain fee-based
programs.

There is no investment minimum for:
•Employer-sponsored retirement
plans (not including SEP IRAs,
SIMPLE IRAs or SARSEPs), state
sponsored 529 college savings
plans, collective trust funds,
investment companies or other
pooled investment vehicles,
unaffiliated thrifts and unaffiliated
banks and trust companies.
•Employees, officers and directors/
trustees of BlackRock or its
affiliates and immediate family
members of such persons.
•Clients of Financial Intermediaries
that: (i) charge such clients a fee for
advisory, investment consulting, or
similar services or (ii) have entered
into an agreement with the
Distributor to offer Institutional
Shares through a no-load program
or investment platform.
•Clients investing through a self-
directed IRA brokerage account
program sponsored by a retirement
plan record-keeper, provided that
such program offers only mutual
fund options and that the program
maintains an account with the Fund
on an omnibus basis.
$2 million for individuals and
Institutional Investors.
$1,000 investment minimum for:
•Clients investing through Financial
Intermediaries that offer such
shares on a platform that charges a
$100 for all accounts.
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	Investor A	Investor C2,3	Institutional	Class R
Minimum Investment (continued)
transaction based sales
commission outside of the Fund.
•Tax-qualified accounts for insurance
agents that are registered
representatives of an insurance
company’s broker-dealer that has
entered into an agreement with the
Distributor to offer Institutional
Shares, and the family members of
such persons.

Initial Sales Charge?	Yes. Payable at time of purchase. Lower sales charges are available for larger investments.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No. (May be charged for purchases of $1 million ($500,000 for Low Duration Fund) or more that are redeemed within 18 months.)	Yes. Payable if you redeem within one year of purchase.	No.	No.
Distribution and Service (12b-1) Fees?	No Distribution Fee. 0.25% Annual Service Fee.	0.75% Annual Distribution Fee. 0.25% Annual Service Fee.	No.	0.25% Annual Distribution Fee. 0.25% Annual Service Fee.
Redemption Fees?	No.	No.	No.	No.
Conversion to Investor A Shares?	N/A
Yes, automatically
approximately eight
years after the date
of purchase. The
holding period
includes the period
Investor C Shares
were held in the
Predecessor Fund
(as defined below). It
is the Financial
Intermediary’s
responsibility to
ensure that the
shareholder is
credited with the
proper holding
period. As of the
Effective Date (as
defined below),
certain Financial
Intermediaries,
including group
retirement
recordkeeping
platforms, may not
have been tracking
such holding periods
and therefore may
not be able to
process such
conversions. In such
instances, the
automatic
conversion of
			No.	No.
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	Investor A	Investor C2,3	Institutional	Class R
Conversion to Investor A Shares? (continued)
Investor C Shares to
Investor A Shares
will occur
approximately eight
years after the
Effective Date.
In addition, accounts
that do not have a
Financial
Intermediary
associated with
them are not eligible
to hold Investor C
Shares, and any
Investor C Shares
held in such
accounts will be
automatically
converted to
Investor A Shares.

Advantage	Makes sense for investors who are eligible to have the sales charge reduced or eliminated or who have a long-term investment horizon because there are no ongoing distribution fees.	No up-front sales charge so you start off owning more shares. These shares may make sense for investors who have a shorter investment horizon relative to Investor A Shares.	No up-front sales charge so you start off owning more shares. No distribution or service fees.	No up-front sales charge so you start off owning more shares.
Disadvantage	You pay a sales charge up-front, and therefore you start off owning fewer shares.
You pay ongoing
distribution fees
each year you own
Investor C Shares,
which means that
over the long term
you can expect
higher total fees per
share than
Investor A Shares
and, as a result,
lower total
performance.
Limited availability.
Limited availability.
You pay ongoing
distribution fees
each year you own
Class R Shares,
which means that
over the long term
you can expect
higher total fees per
share than
Investor A Shares
and, as a result,
lower total
performance.

1
Please see “Details About the Share Classes” for more information about each share class.
2
If you establish a new account, or have an existing account, directly with a Fund and do not have a Financial Intermediary associated with your account, you may only invest in Investor A Shares. Applications without a Financial Intermediary that select Investor C Shares will not be accepted and accounts without an associated Financial Intermediary will not be eligible to hold Investor C Shares.
3
The Fund will not accept a purchase order of $500,000 or more for Investor C Shares (may be lower on funds that have set a lower breakpoint for purchasing Investor A Shares without a front-end sales charge). Your Financial Intermediary may set a lower maximum for Investor C Shares.
The following pages will cover the additional details of each share class, including the Institutional Shares requirements, the sales charge table for Investor A Shares, reduced sales charge information, Investor C Share CDSC information, and sales charge waivers.
The availability of certain sales charge waivers and reductions will depend on whether you purchase your shares directly from a Fund or through a Financial Intermediary. Financial Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or deferred sales charge waivers, which are discussed below. In all instances, it is your responsibility to notify the Fund or your Financial Intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions. For waivers and discounts not available through a particular Financial Intermediary, shareholders will have to purchase Fund shares
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directly from a Fund or through another Financial Intermediary to receive these waivers or reductions. Please see the “Intermediary-Defined Sales Charge Waiver Policies” section beginning on page A-1 of the Funds’ prospectus to determine any sales charge waivers and reductions that may be available to you through your Financial Intermediary.
More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.
Details About the Share Classes

Investor A Shares — Initial Sales Charge Option
The following table shows the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). If you select Investor A Shares, you will pay a sales charge at the time of purchase as shown in the following table.
High Yield Fund and Core Bond Fund
Your Investment	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Dealer Compensation As a % of Offering Price
Less than $25,000	4.00%	4.17%	3.75%
$25,000 but less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.50%	3.63%	3.25%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $750,000	2.00%	2.04%	1.75%
$750,000 but less than $1,000,000	1.50%	1.52%	1.25%
$1,000,000 and over[2]	0.00%	0.00%	— [2]

Low Duration Fund
Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Dealer Compensation as a % of Offering Price
Less than $50,000	2.25%	2.30%	2.00%
$50,000 but less than $100,000	2.00%	2.04%	1.75%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 and over[2]	0.00%	0.00%	— [2]

1
Rounded to the nearest one-hundredth percent.
2
If you invest $1,000,000 ($500,000 for the Low Duration Fund) or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the Financial Intermediary from its own resources. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 0.75% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. Such deferred sales charge may be waived in connection with certain fee-based programs.
No initial sales charge applies to Investor A Shares that you buy through reinvestment of Fund dividends or capital gains.
Sales Charges Reduced or Eliminated for Investor A Shares
There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Investor A Shares — Initial Sales Charge Option” section). Additionally, the front-end sales charge can be
53

reduced or eliminated through one or a combination of the following: a Letter of Intent, the right of accumulation, the reinstatement privilege (described under “Account Services and Privileges”), or a waiver of the sales charge (described below).
Reductions or eliminations through a Letter of Intent or right of accumulation will apply to the value of all qualifying holdings in shares of mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) owned by (a) the investor, or (b) the investor’s spouse and any children and a trust, custodial account or fiduciary account for the benefit of any such individuals. For this purpose, the value of an investor’s holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the current value (including any sales charges paid) of all other shares the investor already holds taken together.
See the “Intermediary-Defined Sales Charge Waiver Policies” section beginning on page A-1 of the Funds’ prospectus for sales charge reductions and waivers that may be available to customers of certain Financial Intermediaries.
Qualifying Holdings — Investor A and A1, Investor C, Investor P, Institutional, Class K and Premier Shares (in most BlackRock Funds), investments in certain unlisted closed-end management investment companies sponsored and advised by BlackRock or its affiliates (“Eligible Unlisted BlackRock Closed-End Funds”) and investments in the BlackRock CollegeAdvantage 529 Program.
Qualifying Holdings may include shares held in accounts held at a Financial Intermediary, including personal accounts, certain retirement accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. For purposes of the Letter of Intent and right of accumulation, the investor may not combine with the investor’s other holdings shares held in pension, profit sharing or other employer-sponsored retirement plans if those shares are held in the name of a nominee or custodian.
In order to receive a reduced sales charge, at the time an investor purchases shares of a Fund, the investor should inform the Financial Intermediary and/or BlackRock Funds of any other shares of a Fund or any other BlackRock Fund or Eligible Unlisted BlackRock Closed-End Fund that qualify for a reduced sales charge. Failure by the investor to notify the Financial Intermediary or BlackRock Funds may result in the investor not receiving the sales charge reduction to which the investor is otherwise entitled.
The Financial Intermediary or BlackRock Funds may request documentation — including account statements and records of the original cost of the shares owned by the investor, the investor’s spouse and/or children showing that the investor qualifies for a reduced sales charge. The investor should retain these records because — depending on where an account is held or the type of account — the Fund and/or the Financial Intermediary, BlackRock Funds or Eligible Unlisted BlackRock Closed-End Funds may not be able to maintain this information.
For more information, see the SAI or contact your Financial Intermediary.
Letter of Intent
An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to make one or more of the following investments within the next 13 months which would, if bought all at once, qualify the investor for a reduced sales charge:
i.
Buy a specified amount of Investor A, Investor C, Investor P, Institutional, Class K and/or Premier Shares,
ii.
Make an investment in one or more Eligible Unlisted BlackRock Closed-End Funds and/or
iii.
Make an investment through the BlackRock CollegeAdvantage 529 Program in one or more BlackRock Funds.
The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund.
The market value of current holdings in the BlackRock Funds (including Investor A, Investor C, Investor P, Institutional, Class K and Premier Shares, Eligible Unlisted BlackRock Closed-End Funds and the BlackRock CollegeAdvantage 529 Program Class A and Class C Units) as of the date of commencement that are eligible under the Right of Accumulation may be counted towards the sales charge reduction.
The investor must notify the Fund of (i) any current holdings in the BlackRock Funds, Eligible Unlisted BlackRock Closed-End Funds and/or the BlackRock CollegeAdvantage 529 Program that should be counted towards the sales charge reduction and (ii) any subsequent purchases that should be counted towards the Letter of Intent.
During the term of the Letter of Intent, the Fund will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is
54

not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Fund will redeem enough of the Investor A Shares held in escrow to pay the difference.
Right of Accumulation
Investors have a “right of accumulation” under which any of the following may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge:
i.
The current value of an investor’s existing Investor A and A1, Investor C, Investor P, Institutional, Class K and Premier Shares in most BlackRock Funds,
ii.
The current value of an investor’s existing shares of Eligible Unlisted BlackRock Closed-End Funds and
iii.
The investment in the BlackRock CollegeAdvantage 529 Program by the investor or by or on behalf of the investor’s spouse and children.
Financial Intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same Financial Intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.
Other Front-End Sales Charge Waivers
The following persons may also buy Investor A Shares without paying a sales charge:
◼
Certain employer-sponsored retirement plans. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs;
◼
Rollovers of current investments through certain employer-sponsored retirement plans, provided the shares are transferred to Investor A Shares of the same or another BlackRock Fund as either a direct rollover, or subsequent to distribution, the rolled-over proceeds are contributed to a BlackRock IRA through an account directly with the Fund; or purchases by IRA programs that are sponsored by Financial Intermediary firms provided the Financial Intermediary firm has entered into a Class A Net Asset Value agreement with respect to such program with the Distributor;
◼
Insurance company separate accounts;
◼
Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in the Fund;
◼
Persons participating in a fee-based program (such as a wrap account) under which they pay advisory fees to a broker-dealer or other financial institution;
◼
Financial Intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee;
◼
Persons associated with a Fund, a Fund’s manager, a Fund’s sub-adviser, transfer agent, Distributor, fund accounting agents, Barclays PLC (“Barclays”) and their respective affiliates (to the extent permitted by these firms) including: (a) officers, directors and partners; (b) employees and retirees; (c) employees of firms who have entered into selling agreements to distribute shares of BlackRock Funds; (d) immediate family members of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (d);
◼
State sponsored 529 college savings plans and rollovers of such 529 plans into Roth IRAs as permitted under the Internal Revenue Code; and
◼
Accounts opened directly with the Fund that do not have a Financial Intermediary associated with the account.
In addition, a sales charge waiver may be available for investors exchanging Investor P Shares of another BlackRock Fund for Investor A Shares of the Fund through an intermediary-processed exchange, provided that the investor had previously paid a sales charge with respect to such shares.
In addition, Financial Intermediaries may, in connection with a change in account type or otherwise in accordance with a Financial Intermediary’s policies and procedures, exchange one class of shares for Investor A Shares of the same Fund. In such cases, such exchange would not be subject to an Investor A Shares sales charge. The availability of Investor A Shares sales charge waivers may depend on the policies, procedures and trading platforms of your Financial Intermediary; consult your financial adviser.
See the “Intermediary-Defined Sales Charge Waiver Policies” section beginning on page A-1 of the Funds’ prospectus for sales charge reductions and waivers that may be available to customers of certain Financial Intermediaries.
55

Investor A Shares at Net Asset Value
If you invest $1,000,000 or more in Investor A Shares ($500,000 for the Low Duration Fund), you will not pay any initial sales charge. However, if you redeem your Investor A Shares within 18 months after purchase, you may be charged a deferred sales charge of 0.75% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers, see “Contingent Deferred Sales Charge Waivers.”
If you are eligible to buy both Investor A and Institutional Shares, you should buy Institutional Shares since Investor A Shares are subject to a front-end sales charge and an annual 0.25% service fee, while Institutional Shares are not. The Distributor normally pays the annual Investor A Shares service fee to dealers as a shareholder servicing fee on a monthly basis.
Investor C Shares — Deferred Sales Charge Option
If you select Investor C Shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Investor C Shares within one year after purchase, you may be required to pay a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. When you redeem Investor C Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Investor C Shares that are not subject to the deferred sales charge are redeemed first. In addition, you will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends or capital gains. Any CDSC paid on the redemptions of Investor C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.
Effective November 23, 2020 (the “Effective Date”), Investor C Shares will automatically convert to Investor A Shares approximately eight years after the date of purchase. The holding period includes the period Investor C Shares were held in the Predecessor Fund. It is the Financial Intermediary’s responsibility to ensure that the shareholder is credited with the proper holding period. As of the Effective Date, certain Financial Intermediaries, including group retirement recordkeeping platforms, may not have been tracking such holding periods and therefore may not be able to process such conversions. In such instances, the automatic conversion of Investor C Shares to Investor A Shares will occur approximately eight years after the Effective Date. The automatic conversion of Investor C Shares to Investor A Shares is not a taxable event for Federal income tax purposes. Please consult your Financial Intermediary for additional information.
In addition, accounts that do not have a Financial Intermediary associated with them are not eligible to hold Investor C Shares, and any Investor C Shares held in such accounts will be automatically converted to Investor A Shares.
See the “Intermediary-Defined Sales Charge Waiver Policies” section beginning on page A-1 of the Funds’ prospectus for sales charge reductions and waivers that may be available to customers of certain Financial Intermediaries.
You will also pay distribution fees of 0.75% and service fees of 0.25% for Investor C Shares each year. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the deferred sales charges and the distribution fees to cover the costs of marketing, advertising and compensating the Financial Intermediary who assists you in purchasing Fund shares.
The Distributor currently pays dealers a sales concession of 1.00% of the purchase price of Investor C Shares from its own resources at the time of sale. The Distributor pays the annual Investor C Shares distribution fee and the annual Investor C Shares service fee as an ongoing concession and as a shareholder servicing fee, respectively, to dealers for Investor C Shares held for over a year and normally retains the Investor C Shares distribution fee and service fee during the first year after purchase. For certain employer-sponsored retirement plans, the Distributor will pay the full Investor C Shares distribution fee and service fee to dealers beginning in the first year after purchase in lieu of paying the sales concession. This may depend on the policies, procedures and trading platforms of your Financial Intermediary; consult your financial adviser.
Contingent Deferred Sales Charge Waivers
The deferred sales charge relating to Investor A and Investor C Shares may be reduced or waived in certain circumstances, such as:
◼
Redemptions of shares purchased through certain employer-sponsored retirement plans and rollovers of current investments in a Fund through such plans;
◼
Exchanges pursuant to the exchange privilege, as described in “How to Buy, Sell, Exchange and Transfer Shares — How to Exchange Shares or Transfer Your Account”;
◼
Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 72;
56

◼
Redemptions made with respect to certain retirement plans sponsored by a Fund, BlackRock or an affiliate;
◼
Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent);
◼
Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares;
◼
Involuntary redemptions made of shares in accounts with low balances;
◼
Certain redemptions made through the Systematic Withdrawal Plan (SWP) offered by a Fund, BlackRock or an affiliate;
◼
Redemptions related to the payment of BNY Mellon Investment Servicing Trust Company custodial IRA fees; and
◼
Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of a Fund.
See the “Intermediary-Defined Sales Charge Waiver Policies” section beginning on page A-1 of the Funds’ prospectus for sales charge reductions and waivers that may be available to customers of certain Financial Intermediaries.
More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.
Institutional Shares
Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares. Your Financial Intermediary can help you determine whether you are eligible to buy Institutional Shares. Each Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement.
Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares on such brokerage platforms through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.
Eligible Institutional Share investors include the following:
◼
Individuals and “Institutional Investors” with a minimum initial investment of $2 million who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares;
◼
Clients of Financial Intermediaries that: (i) charge such clients a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no-load program or investment platform, in each case, with no minimum initial investment;
◼
Clients investing through Financial Intermediaries that have entered into an agreement with the Distributor to offer such shares on a platform that charges a transaction based sales commission outside of the Fund, with a minimum initial investment of $1,000;
◼
Certain employee benefits plans, such as health savings accounts, and certain employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which is not subject to any minimum initial investment and may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares;
◼
Trust department clients of Bank of America, N.A. and its affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets, who are not subject to any minimum initial investment;
◼
Holders of certain Bank of America Corporation (“BofA Corp.”) sponsored unit investment trusts (“UITs”) who reinvest dividends received from such UITs in shares of the Fund, who are not subject to any minimum initial investment;
◼
Employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, BofA Corp., Barclays or their respective affiliates and immediate family members of such persons, if they open an account directly with BlackRock, who are not subject to any minimum initial investment;
◼
Tax-qualified accounts for insurance agents that are registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Distributor to offer Institutional Shares, and the family members of such persons; and
57

◼
Clients investing through a self-directed IRA brokerage account program sponsored by a retirement plan record-keeper, provided that such program offers only mutual fund options and that the program maintains an account with the Fund on an omnibus basis.
The Fund reserves the right to modify or waive the above-stated policies at any time.
Class R Shares
Class R Shares are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. If you buy Class R Shares, you will pay neither an initial sales charge nor a CDSC. However, Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.
Class R Shares do not offer a conversion privilege.
The Distributor currently pays the annual Class R Shares distribution fee and annual Class R Shares service fee to dealers as an ongoing concession and as a shareholder servicing fee, respectively, on a monthly basis.
Distribution and Shareholder Servicing Payments

Plan Payments
BlackRock Funds V (the “Trust”), on behalf of the Funds, has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act with respect to the Investor Shares and Class R Shares that allows a Fund to pay distribution fees for the sale of its shares and/or shareholder servicing fees for certain services provided to its shareholders.
Under the Plan, Investor C Shares and Class R Shares pay a distribution fee to the Distributor and/or its affiliates for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution and sales support services and to pay the Distributor and BlackRock and its affiliates for sales support services provided and related expenses incurred in connection with the sale of Investor C Shares and Class R Shares. The distribution fees may also be used to pay Financial Intermediaries for sales support services and related expenses. All Investor C Shares and Class R Shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the Investor C Shares and Class R Shares of the Fund. Institutional and Investor A Shares do not pay distribution fees.
Under the Plan, the Funds also pay shareholder servicing fees (also referred to as general shareholder liaison services fees) to Financial Intermediaries for providing support services to their customers who own Investor Shares and/or Class R Shares of the Fund. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor Shares and Class R Shares of each Fund. All Investor Shares and Class R Shares pay this shareholder servicing fee. Institutional Shares do not pay a shareholder servicing fee.
In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor Shares and Class R Shares:
◼
Answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions or repurchases of shares may be effected and certain other matters pertaining to the customers’ investments;
◼
Assisting customers in designating and changing dividend options, account designations and addresses; and
◼
Providing other similar shareholder liaison services.
The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares.
Because the fees paid by a Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Investor C Shares and Class R Shares may over time cost investors more than the front-end sales charge on Investor A Shares. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.
58

Other Payments by the Funds
In addition to fees that a Fund may pay to a Financial Intermediary pursuant to the Plan and fees a Fund pays to its transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), BlackRock, on behalf of a Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which a Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.
How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your Financial Intermediary. You may also buy, sell, exchange and transfer shares through BlackRock if your account is held directly with BlackRock. To learn more about buying, selling, exchanging or transferring shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.
With certain limited exceptions, the Funds are generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments (including by way of exchange from another BlackRock Fund) into existing accounts, a Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W-8. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments.
Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, each Fund may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Fund may be transferred to that state.
How to Buy Shares
	Your Choices	Important Information for You to Know
Initial Purchase	First, select the share class appropriate for you
Refer to the “Share Classes at a Glance” table in this prospectus (be sure to read this prospectus carefully). When you place your initial order, you must indicate which share class you select (if you do not specify a share class and do not qualify to purchase Institutional
Shares, you will receive Investor A Shares).
Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your Financial Intermediary can help you determine which share class is appropriate for you.

59

	Your Choices	Important Information for You to Know
Initial Purchase (continued)	First, select the share class appropriate for you (continued)	Class R Shares are available only to certain employer-sponsored retirement plans.
Next, determine the amount of your investment
Refer to the minimum initial investment in the “Share Classes at a
Glance” table of this prospectus. Be sure to note the maximum investment amounts in Investor C Shares.
See “Account Information — Details About the Share Classes” for
information on a lower initial investment requirement for certain Fund investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum
investment requirement.

Have your Financial Intermediary submit your purchase order
The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the
“NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after that time will be priced at the net asset value determined on the next business day.
A broker dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses”
table.
The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain Financial Intermediaries may charge a processing fee to confirm a purchase.

Or contact BlackRock (for accounts held directly with BlackRock)
To purchase shares directly from BlackRock, call (800) 441-7762 and request a new account application. Mail the completed application along with a check payable to “BlackRock Funds” to the Transfer Agent at the address on the application. The Fund limits purchases by personal check to $500,000 per trade.

Add to Your Investment	Purchase additional shares
For Investor A and Investor C Shares, the minimum investment for additional purchases is generally $50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum for additional purchases). The minimums for additional purchases may be waived under certain circumstances.
Institutional and Class R Shares have no minimum for additional purchases.

	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares you may contact your Financial Intermediary. For more details on purchasing by Internet see below.
Or contact BlackRock (for accounts held directly with BlackRock)
Purchase by Telephone: Call (800) 441-7762 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.
Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.
Purchase by VRU: Investor Shares may also be purchased by use of the Fund’s automated voice response unit (“VRU”) service at
(800) 441-7762.
Purchase by Internet: You may purchase your shares and view activity in your account by logging onto the BlackRock website at
www.blackrock.com. Purchases made on the Internet using the
Automated Clearing House (“ACH”) will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders of Institutional Shares placed by wire prior to the close of business on the NYSE will be priced at the net asset value determined that day. Contact your Financial
Intermediary or BlackRock for further information. The Fund limits
Internet purchases in shares of the Fund to $100,000 per account per day. Different maximums may apply to certain institutional investors.

60

	Your Choices	Important Information for You to Know
Add to Your Investment (continued)	Or contact BlackRock (for accounts held directly with BlackRock) (continued)
Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.
The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates incurred through fraudulent activity.

Acquire additional shares by reinvesting dividends and capital gains
All dividends and capital gains distributions are automatically reinvested without a sales charge. To make any changes to your dividend and/or capital gains distributions options, please call
(800) 441-7762, or contact your Financial Intermediary (if your account is not held directly with BlackRock).

Participate in the Automatic Investment Plan (“AIP”)
BlackRock’s AIP allows you to invest a specific amount on a periodic basis from your checking or savings account into your investment account.
Refer to the “Account Services and Privileges” section of this prospectus for additional information.

How to Pay for Shares	Making payment for purchases
Payment for an order must be made in Federal funds or other
immediately available funds by the time specified by your Financial
Intermediary, but in no event later than 4:00 p.m. (Eastern time) on the first business day following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the Fund.
For shares purchased directly from the Fund, a check payable to
BlackRock Funds which bears the name of the Fund must accompany a completed purchase application. The Fund limits purchases by personal check to $500,000 per trade. There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the Fund to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

How to Sell Shares
	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order
You can make redemption requests through your Financial
Intermediary. Shareholders should indicate whether they are
redeeming Investor A, Investor C, Institutional or Class R Shares. The
price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time).
Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.
Regardless of the method the Fund uses to make payment of your redemption proceeds (check, wire or ACH), your redemption proceeds typically will be sent one business day after your request is submitted, but in any event, within seven days.
Certain Financial Intermediaries may charge a fee to process a redemption of shares.
The Fund may reject an order to sell shares under certain
circumstances.

	Selling shares held directly with BlackRock	Methods of Redeeming
61

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)
Redeem by Telephone: You may redeem Investor Shares held directly with BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through ACH or wire transfer.
Certain redemption requests, such as those in excess of these amounts, must be in writing with a medallion signature guarantee. For
Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441-7762 for details.
You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.
The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.
During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.
Redeem by VRU: Investor Shares may also be redeemed by use of the
Funds’ automated VRU. Payment for Investor Shares redeemed by the
VRU service may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.
Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for shares redeemed by Internet may be made for non-
retirement accounts in amounts up to $100,000 per account per day, either through check, ACH or wire. Different maximums may apply to certain institutional investors.
Redeem in Writing: You may sell shares held at BlackRock by writing to
BlackRock, P.O. Box 534429, Pittsburgh, Pennsylvania 15253-4429 or
for overnight delivery, Attention: 534429, 1350 Penn Avenue Suite
102, Pittsburgh, Pennsylvania 15222. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.
Payment of Redemption Proceeds
Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, through ACH or by wire transfer.
Payment by Check: BlackRock will normally mail redemption proceeds within one business day following receipt of a properly completed request, but in any event within seven days. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service. Each Fund reserves the right to reinvest any dividend or distribution amounts (e.g., income dividends or capital gains) which you have elected to receive by check should your check be returned as undeliverable or remain uncashed for more than 6 months. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at

62

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)
the net asset value next calculated, on the day of the investment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains undeliverable or uncashed for more than 6 months, your cash election may also be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the net asset value as of the date of payment of the distribution.
Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the
Fund.
If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Institutional Shares is imposed by the Fund.
The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.
Payment by ACH: Redemption proceeds may be sent to the
shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before
4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours);
provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.
The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.
***
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

Redemption Proceeds
Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, when a significant portion of the Fund’s portfolio may be comprised of less-liquid investments, the Fund may be more likely to limit cash redemptions and may determine to pay redemption
proceeds by (i) borrowing under a line of credit it has entered into with a group of lenders and/or (ii) transferring portfolio securities in-kind to you. The SAI includes more information about the Fund’s line of credit.

63

	Your Choices	Important Information for You to Know
Redemption Proceeds (continued)	(continued)
If the Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of redemption.

How to Exchange Shares or Transfer Your Account
	Your Choices	Important Information for You to Know
Exchange Privilege	Selling shares of one BlackRock Fund to purchase shares of another BlackRock Fund (“exchanging”)
Investor or Institutional Shares of the Fund are generally exchangeable for shares of the same class of another BlackRock Fund, to the extent such shares are offered by your Financial Intermediary. No exchange privilege is available for Class R Shares.
You can exchange $1,000 or more of Investor Shares from one fund into the same class of another fund which offers that class of shares
(you can exchange less than $1,000 of Investor Shares if you already have an account in the fund into which you are exchanging). Investors who currently own Institutional Shares of the Fund may make
exchanges into Institutional Shares of other BlackRock Funds except for investors holding shares through certain client accounts at Financial
Intermediaries that are omnibus with the Fund and do not meet applicable minimums. There is no required minimum amount with respect to exchanges of Institutional Shares.
You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors.
Some of the BlackRock Funds impose a different initial or deferred sales charge schedule. The CDSC will continue to be measured from the date of the original purchase. The CDSC schedule applicable to your original purchase will apply to the shares you receive in the exchange and any subsequent exchange.
To exercise the exchange privilege, you may contact your Financial
Intermediary. Alternatively, if your account is held directly with
BlackRock, you may: (i) call (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the Internet by accessing your account online at www.blackrock.com, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your new account application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The Fund has the right to reject any telephone request for any reason.
Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Short-Term Trading Policy” below. For U.S. federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other
Financial Intermediary before making an exchange request.

Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary
You may transfer your shares of the Fund only to another Financial
Intermediary that has entered into an agreement with the Distributor.
Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.
If your account is held directly with BlackRock, you may call
(800) 441-7762 with any questions; otherwise please contact your
Financial Intermediary to accomplish the transfer of shares.

	Transfer to a non-participating Financial Intermediary	You must either: •Transfer your shares to an account with the Fund; or •Sell your shares, paying any applicable deferred sales charge.
64

	Your Choices	Important Information for You to Know
Transfer Shares to Another Financial Intermediary (continued)	Transfer to a non-participating Financial Intermediary (continued)	If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.

Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com for additional information as well as forms and applications. Otherwise, please contact your Financial Intermediary for assistance in requesting one or more of the following services and privileges.
Automatic Investment Plan	Allows systematic investments on a periodic basis from your checking or savings account.
BlackRock’s AIP allows you to invest a specific amount on a periodic basis from your checking or savings account into your investment account. You may apply for this option upon account opening or by completing the AIP application. The minimum investment amount for an automatic investment is $50 per portfolio.

Dividend Allocation Plan	Automatically invests your distributions into another BlackRock Fund of your choice pursuant to your instructions, without any fees or sales charges.
Dividend and capital gains distributions may be reinvested in your account to purchase additional shares or paid in cash. Using the
Dividend Allocation Plan, you can direct your distributions to your bank account (checking or savings), to purchase shares of another fund at
BlackRock without any fees or sales charges, or by check to a special payee. Please call (800) 441-7762 for details. If investing in another fund at BlackRock, the receiving fund must be open to new purchases.

EZ Trader	Allows an investor to purchase or sell Investor Shares by telephone or over the Internet through ACH.
(NOTE: This option is offered to shareholders whose accounts are held directly with BlackRock. Please speak with your Financial Intermediary if your account is held elsewhere.)
Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.
Prior to placing a telephone or Internet purchase or sale order, please call (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Fund by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

Systematic Exchange Plan	This feature can be used by investors to systematically exchange money from one fund to up to four other funds.	A minimum of $10,000 in the initial BlackRock Fund is required, and investments in any additional funds must meet minimum initial investment requirements.
Systematic Withdrawal Plan	This feature can be used by investors who want to receive regular distributions from their accounts.
To start an SWP, a shareholder must have a current investment of
$10,000 or more in a BlackRock Fund.
Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the SWP
Application Form, which may be obtained from BlackRock. Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.
To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours’ notice. If a shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor A or Investor C Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly, and semi-annual
SWP redemptions of Investor A or Investor C Shares will not be subject

65

Systematic Withdrawal Plan (continued)	This feature can be used by investors who want to receive regular distributions from their accounts. (continued)
to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of
Investor A or Investor C Shares in excess of this limit will still pay any applicable CDSC.
Ask your Financial Intermediary for details.

Reinstatement Privilege
If you redeem Investor A or Institutional Shares and buy new Investor A
Shares of the same or another BlackRock Fund (equal to all or a portion of the redemption amount) within 90 days of such redemption, you will not pay a sales charge on the new purchase amount. This right may be exercised within 90 days of the redemption, provided that the
Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the Financial Intermediary of record, at the time of purchase.
Investors should consult a tax adviser concerning the tax
consequences of exercising this reinstatement privilege.

Funds’ Rights

Each Fund may:
◼
Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;
◼
Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;
◼
Redeem shares for property other than cash as may be permitted under the Investment Company Act; and
◼
Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (the “Fund Minimum”), and may redeem the shares in your account if the net asset value of those shares in your account falls below $500 for any reason, including market fluctuation.
You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your Financial Intermediary.
Participation in Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock or by Financial Intermediaries that have agreements with the Distributor or in certain fee-based programs in which BlackRock participates, you may be able to buy Institutional Shares, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, if you choose to leave the fee-based program, you may have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event and you may pay any applicable sales charges or redemption fees. Please speak to your Financial Intermediary for information about specific policies and procedures applicable to your account.
Generally, upon termination of a fee-based program, the shares may be liquidated or the shares can be held in an account. In certain instances, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the
66

program may be eligible to purchase additional shares of the respective share class of the Fund, but may be subject to upfront sales charges with respect to Investor A Shares. Additional purchases of Institutional Shares are permitted only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares. Please speak to your Financial Intermediary for more information.
Certain Financial Intermediaries may, in connection with a change in account type (for example, due to leaving a fee-based program or upon termination of the fee-based program) or otherwise in accordance with the Financial Intermediary’s policies and procedures, exchange the share class held in the program for another share class of the same fund, provided that the exchanged shares are not subject to a sales charge and the shareholder meets the eligibility requirements of the new share class. Please speak to your Financial Intermediary for information about specific policies and procedures applicable to your account.
Details about the features of each fee-based program and the relevant charges, terms and conditions are included in the client agreement for each fee-based program and are available from your Financial Intermediary. Please speak to your Financial Intermediary for more information.
Short-Term Trading Policy

The Board of Trustees (the “Board”) has determined that the interests of long-term shareholders and a Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege for Investor Shares and Institutional Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.
A fund’s investment in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of a fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Management of the Funds — Valuation of Fund Investments” below.
Each Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to a Fund or its shareholders.
If as a result of its own investigation, information provided by a Financial Intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at Financial Intermediaries, however, include multiple investors and such accounts typically provide the Funds with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to Financial Intermediaries that maintain omnibus accounts with the Transfer Agent pursuant to which such Financial Intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange
67

and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a Financial Intermediary is determined by a Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such Financial Intermediary’s agreement with the Distributor, suspend such Financial Intermediary’s trading privileges or take other appropriate actions.
There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.
Each Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Fund or long-term shareholders.
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Management of the Funds

BlackRock

BlackRock, each Fund’s investment adviser, manages each Fund’s investments and its business operations subject to the oversight of the Board of the Trust. While BlackRock is ultimately responsible for the management of each Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, majority-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock International Limited (“BIL”), sub-adviser to each Fund, and BlackRock (Singapore) Limited (“BSL”), sub-adviser to the Low Duration Fund and the Core Bond Fund, are registered investment advisers organized in 1995 and 2000, respectively. BlackRock and its affiliates had approximately $14.0 trillion in investment company and other portfolio assets under management as of December 31, 2025.
Each Fund has entered into a management agreement (the “Management Agreement”) with BlackRock. Under the Management Agreement, BlackRock receives for its services to each Fund a fee at an annual rate based on each Fund’s average daily net assets.
High Yield Fund
With respect to the High Yield Fund, the annual management fees payable to BlackRock (as a percentage of average daily net assets) are calculated as follows:
Rate of Management Fee
Average Daily Net Assets	High Yield Fund
First $1 billion	0.500%
$1 billion – $2 billion	0.450%
$2 billion – $3 billion	0.425%
$3 billion – $25 billion	0.400%
$25 billion – $30 billion	0.375%
Greater than $30 billion	0.350%

Low Duration Fund
With respect to the Low Duration Fund, the annual management fees payable to BlackRock (as a percentage of average daily net assets) are calculated as follows:
Rate of Management Fee
Average Daily Net Assets	Low Duration Fund
First $1 billion	0.310%
$1 billion – $3 billion	0.290%
$3 billion – $5 billion	0.280%
$5 billion – $10 billion	0.270%
Greater than $10 billion	0.260%

Core Bond Fund
With respect to the Core Bond Fund, the annual management fees payable to BlackRock (as a percentage of average daily net assets) are calculated as follows:
69

Rate of Management Fee
Average Daily Net Assets	Core Bond Fund
First $1 billion	0.350%
$1 billion – $2 billion	0.340%
$2 billion – $3 billion	0.330%
Greater than $3 billion	0.320%

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees each Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates (the “affiliated money market fund waiver”), through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of each Fund.
For the fiscal year ended September 30, 2025, BlackRock received a management fee, net of management fee waivers, at the annual rate described below of each Fund’s average daily net assets:
Fund	Management Fees (Net of Applicable Waivers)
BlackRock High Yield Portfolio	0.39%
BlackRock Low Duration Bond Portfolio	0.29%
BlackRock Core Bond Portfolio	0.33%

BlackRock has entered into a separate sub-advisory agreement with BIL, an affiliate of BlackRock, with respect to each Fund. Under each sub-advisory agreement, BlackRock pays BIL for services it provides for that portion of each Fund for which it acts as sub-adviser a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement with respect to the applicable Fund.
BlackRock has entered into a sub-advisory agreement with BSL, an affiliate of BlackRock, with respect to each of the Low Duration Fund and the Core Bond Fund. Under each sub-advisory agreement, BlackRock pays BSL for services it provides for that portion of the Low Duration Fund and the Core Bond Fund for which it acts as sub-adviser a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement with respect to the Low Duration Fund and the Core Bond Fund, respectively.
BlackRock has agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) a Fund’s pro rata share of the fees and expenses incurred indirectly by the Funds as a result of investing in other investment companies; (iii) other expenses attributable to, and incurred as a result of, the Funds’ investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Funds’ business, if any) of each share class of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.
With respect to each Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses as a percentage of average daily net assets to the amounts noted in the table below.
70

Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Total Annual Fund
Operating Expenses[2]
after giving effect to all
applicable expense limitation
provisions (excluding Dividend
Expense, Interest Expense,
Acquired Fund Fees
and Expenses and certain
other Fund Expenses)

High Yield Fund
Investor A Shares	0.92%	0.91%
Investor C Shares	1.72%	1.58%
Institutional Shares	0.67%	0.57%
Class R Shares	1.28%	1.13%
Low Duration Fund
Investor A Shares	0.65%	0.65%
Investor C Shares	1.40%	1.40%
Institutional Shares	0.40%	0.40%
Class R Shares	0.90%	0.90%
Core Bond Fund
Investor A Shares	0.68%	0.68%
Investor C Shares	1.43%	1.43%
Institutional Shares	0.43%	0.43%
Class R Shares	0.93%	0.93%

1
The contractual caps are in effect through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of each Fund.
2
As a percentage of average daily net assets.
The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual caps on net expenses will be reduced by the amount of the affiliated money market fund waiver.
As stated above, the waivers and reimbursements made pursuant to the contractual expense caps and described in the table above do not include Interest Expense. A Fund’s Interest Expense is required to be reported as part of operating expenses in such Fund’s expense table for accounting purposes. A Fund incurs Interest Expense when making certain investments (e.g., tender option bonds) to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with a Fund’s use of those investments.
A discussion of the basis for the Board’s approval of the Management Agreement with BlackRock with respect to each Fund, the sub-advisory agreements between BlackRock and BIL with respect to each Fund, and the sub-advisory agreement between BlackRock and BSL with respect to the Low Duration Fund and the Core Bond Fund is available in the respective Fund’s reports filed on Form N-CSR for the fiscal year ended September 30, 2025.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.
Portfolio Manager Information

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.
High Yield Fund
The High Yield Fund is managed by a team of financial professionals. Mitchell Garﬁn, CFA and David Delbos are jointly and primarily responsible for the day-to-day management of the Fund.
71

Portfolio Manager	Primary Role	Since*	Title and Recent Biography
Mitchell Garfin, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009	Managing Director of BlackRock, Inc. since 2009.
David Delbos	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014	Managing Director of BlackRock, Inc. since 2012.

*
Includes management of BlackRock High Yield Bond Portfolio, a series of BlackRock Funds II (the “High Yield Predecessor Fund”).
Low Duration Fund
The Low Duration Fund is managed by a team of financial professionals. Akiva Dickstein, Scott MacLellan, CFA, CMT, Amanda Liu, CFA, Sam Summers and Siddharth Mehta are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Akiva Dickstein	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2020	Managing Director of BlackRock, Inc. since 2009.
Scott MacLellan, CFA, CMT	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012*	Managing Director of BlackRock, Inc. since 2022; Director of BlackRock, Inc. from 2010 to 2021.
Amanda Liu, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2020; Vice President of BlackRock, Inc. from 2015 to 2019.
Sam Summers	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2022; Vice President of BlackRock, Inc. from 2018 to 2021.
Siddharth Mehta	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2024; Director of BlackRock, Inc. from 2020 to 2023; Vice President of BlackRock, Inc. from 2018 to 2019.

*
Includes management of BlackRock Low Duration Bond Portfolio, a series of BlackRock Funds II (the “Low Duration Predecessor Fund”).
Core Bond Fund
The Core Bond Fund is managed by a team of financial professionals. Rick Rieder, Russell Brownback, Chi Chen, Siddharth Mehta and Sam Summers are jointly and primarily responsible for the day-to-day management of the Fund.
72

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Rick Rieder	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2010*
Chief Investment Officer of Global Fixed
Income, Head of Global Allocation Investment
Team, member of the Global Executive
Committee, Global Operating Committee and
Chairman of the BlackRock, Inc. firmwide
Investment Council; Managing Director of
BlackRock, Inc. since 2009.

Russell Brownback	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2017.
Chi Chen	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Managing Director of BlackRock, Inc. since 2024; Director of BlackRock, Inc. from 2020 to 2023; Vice President of BlackRock, Inc. from 2018 to 2019.
Siddharth Mehta	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2024; Director of BlackRock, Inc. from 2020 to 2023; Vice President of BlackRock, Inc. from 2018 to 2019.
Sam Summers	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Director of BlackRock, Inc. since 2022; Vice President of BlackRock, Inc. from 2018 to 2021.

*
Includes management of BlackRock Core Bond Portfolio, a series of BlackRock Funds II (the “Core Bond Predecessor Fund” and collectively with the High Yield Bond Predecessor Fund and the Low Duration Bond Predecessor Fund, the “Predecessor Funds” and each, a “Predecessor Fund”).
Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage each Fund and its shareholders.
BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of each Fund. BlackRock and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BlackRock and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which each Fund may directly or indirectly invest.
BlackRock and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of each Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by each Fund. This may include transactions in securities issued by other open-end and closed-end investment companies, including investment companies that are affiliated with each Fund and BlackRock, to the extent permitted under the Investment Company Act. The trading activities of BlackRock and its Affiliates are carried out without reference to positions held directly or indirectly by each Fund. These activities may result in BlackRock or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by each Fund.
A Fund may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services.
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A Fund also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.
An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend each Fund or who engage in transactions with or for each Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with each Fund. As a result, an Affiliate may compete with each Fund for appropriate investment opportunities. The results of each Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that each Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, each Fund may enter into transactions in which BlackRock or an Affiliate or their directors, officers, employees or clients have an adverse interest. A Fund may be adversely impacted by the effects of transactions undertaken by BlackRock or an Affiliate or their directors, officers, employees or clients.
From time to time, BlackRock or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of each Fund. The price, availability, liquidity, and (in some cases) expense ratio of each Fund may be impacted by purchases and sales of each Fund by BlackRock or its advisory clients.
A Fund’s activities may be limited because of regulatory restrictions applicable to BlackRock or an Affiliate or their policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, each Fund has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as its securities lending agent to the extent that it participates in the securities lending program. For these services, the securities lending agent will receive a fee from each participating Fund based on the returns earned on the Fund’s lending activities, including the investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which each Fund may lend its portfolio securities under the securities lending program.
BlackRock and its Affiliates may benefit from a fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BlackRock and its Affiliates are not obligated to license an index to a fund, and no fund is under an obligation to use a BlackRock index. The terms of a fund’s index licensing agreement with BlackRock or its Affiliates may not be as favorable as the terms offered to other licensees.
The activities of BlackRock and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage each Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.
Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable sales charge or redemption fee. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is received. The net asset value of each class of shares normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the NYSE (normally 4:00 p.m., Eastern time), on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The net asset value of shares is calculated by dividing the value of the net assets of each class of shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the class, generally rounded to the nearest cent.
Generally, Institutional Shares will have the highest net asset value because that class has the lowest expenses. Investor A Shares will have a higher net asset value than Investor C or Class R Shares, and Class R Shares will have a higher net asset value than Investor C Shares. Also, dividends paid on Investor A, Institutional and Class R Shares will generally be higher than dividends paid on Investor C Shares because Investor A, Institutional and Class R Shares have lower expenses.
The value of the securities and other assets and liabilities held by a Fund is determined pursuant to BlackRock’s valuation policies and procedures. BlackRock has been designated by the Board as the valuation designee for each Fund pursuant to Rule 2a-5 under the Investment Company Act.
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Equity securities and other equity instruments (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Each Fund values fixed-income portfolio securities and certain derivative instruments using bid prices provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with BlackRock’s valuation policies and procedures. Pricing services may use valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by the Fund. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BlackRock determines in good faith that such method does not represent fair value.
Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of regular trading hours of the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times. U.S. government securities, money market instruments and certain fixed income securities are generally priced as of close of regular trading hours on the NYSE.
When market quotations are not readily available or are believed by BlackRock to be unreliable, BlackRock will fair value a Fund’s investments in accordance with its policies and procedures. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that the event is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.
Each Fund may accept orders from certain authorized Financial Intermediaries or their designees. Each Fund will be deemed to receive an order when accepted by the Financial Intermediary or designee, and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the Financial Intermediary could be held liable for any losses.
Dividends, Distributions and Taxes

BUYING A DIVIDEND
Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

The Fund will distribute net investment income, if any, monthly and net realized capital gain, if any, at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Dividends may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be
75

taken in cash. If you would like to receive dividends in cash, contact your Financial Intermediary or the Fund. Although this cannot be predicted with any certainty, a Fund anticipates that a significant amount of its dividends, if any, will consist of ordinary income. Capital gains may be taxable to you at different rates depending on how long a Fund held the assets sold.
You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Fund distributions derived from qualified dividend income, which consists of dividends received from U.S. corporations and qualifying foreign corporations, and from long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for individuals, depending on whether their income exceeds certain threshold amounts, which are adjusted annually for inflation.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
The High Yield Fund has formed a wholly-owned Delaware subsidiary (the “Blocker Subsidiary”) to hold interests in certain of its portfolio companies to permit the High Yield Fund to continue to meet the qualifications for taxation as a regulated investment company (“RIC”) under the Internal Revenue Code. The Blocker Subsidiary will qualify for the exclusion from the definition of the term investment company pursuant to Section 3(c)(7) of the Investment Company Act or will otherwise not be required to register as an investment company under the Investment Company Act. Entities such as the Blocker Subsidiary are typically organized as corporations or as limited liability companies or partnerships that elect to be taxed as corporations for U.S. federal income tax purposes and hold certain investments in pass-through tax entities (such as partnership interests or limited liability company interests) the gross revenue from which would be “bad income” for purposes of RIC qualification. The High Yield Fund may not invest more than 25% of its total assets in the shares of the Blocker Subsidiary. The Blocker Subsidiary will be subject to federal corporation income tax. The Blocker Subsidiary’s distributions of its after-tax earnings to the High Yield Fund will be “good income” for RIC qualification purposes, and will be treated as qualified dividend income (for non-corporate shareholders) and as eligible for the dividends received deduction (for corporate shareholders), or as returns of capital.
This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.
76

Financial Highlights

The financial highlights tables are intended to help investors understand each Fund’s financial performance for the periods shown. Certain information reflects financial results for a single share of the Fund. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by Deloitte & Touche LLP whose report, along with each Fund’s audited financial statements, is included in each Fund’s Annual Financial Statements and Additional Information for the fiscal year ended September 30, 2025, as filed with the SEC on Form N-CSR, which are available upon request and at www.blackrock.com.
	BlackRock High Yield Portfolio
	Institutional
(For a share outstanding throughout each period)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of year	$7.23	$6.71	$6.48	$7.89	$7.42
Net investment income(a)	0.48	0.49	0.45	0.37	0.37
Net realized and unrealized gain (loss)	0.06	0.53	0.23	(1.38)	0.48
Net increase (decrease) from investment operations	0.54	1.02	0.68	(1.01)	0.85
Distributions(b)
From net investment income	(0.52)	(0.50)	(0.45)	(0.38)	(0.38)
From net realized gain	—	—	—	(0.00)(c)	—
Return of capital	—	—	(0.00)(c)	(0.02)	—
Total distributions	(0.52)	(0.50)	(0.45)	(0.40)	(0.38)
Net asset value, end of year	$7.25	$7.23	$6.71	$6.48	$7.89
Total Return(d)
Based on net asset value	7.79%	15.65%	10.70%	(13.21)%	11.58%
Ratios to Average Net Assets(e)
Total expenses	0.57%	0.58%	0.58%	0.58%	0.57%
Total expenses after fees waived and/or reimbursed	0.56%	0.57%	0.57%	0.57%	0.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.56%	0.57%	0.57%	0.57%	0.56%
Net investment income	6.76%	6.99%	6.62%	5.03%	4.73%
Supplemental Data
Net assets, end of year (000)	$13,303,930	$12,561,460	$10,888,212	$10,232,728	$14,197,255
Portfolio turnover rate	64%	74%	66%	67%	76%

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
77

Financial Highlights (continued)

	BlackRock High Yield Portfolio
	Investor A
(For a share outstanding throughout each period)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of year	$7.23	$6.71	$6.47	$7.88	$7.42
Net investment income(a)	0.46	0.46	0.42	0.35	0.34
Net realized and unrealized gain (loss)	0.05	0.53	0.25	(1.38)	0.47
Net increase (decrease) from investment operations	0.51	0.99	0.67	(1.03)	0.81
Distributions(b)
From net investment income	(0.49)	(0.47)	(0.43)	(0.36)	(0.35)
From net realized gain	—	—	—	(0.00)(c)	—
Return of capital	—	—	(0.00)(c)	(0.02)	—
Total distributions	(0.49)	(0.47)	(0.43)	(0.38)	(0.35)
Net asset value, end of year	$7.25	$7.23	$6.71	$6.47	$7.88
Total Return(d)
Based on net asset value	7.42%	15.24%	10.49%	(13.52)%	11.06%
Ratios to Average Net Assets(e)
Total expenses	0.92%	0.94%	0.94%	0.92%	0.91%
Total expenses after fees waived and/or reimbursed	0.91%	0.92%	0.92%	0.91%	0.90%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.90%	0.92%	0.92%	0.91%	0.90%
Net investment income	6.41%	6.64%	6.27%	4.72%	4.40%
Supplemental Data
Net assets, end of year (000)	$1,130,232	$1,137,425	$1,069,375	$1,088,100	$1,408,666
Portfolio turnover rate	64%	74%	66%	67%	76%

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
78

Financial Highlights (continued)

	BlackRock High Yield Portfolio
	Investor C
(For a share outstanding throughout each period)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of year	$7.24	$6.72	$6.48	$7.90	$7.43
Net investment income(a)	0.41	0.42	0.38	0.29	0.29
Net realized and unrealized gain (loss)	0.06	0.53	0.25	(1.38)	0.48
Net increase (decrease) from investment operations	0.47	0.95	0.63	(1.09)	0.77
Distributions(b)
From net investment income	(0.45)	(0.43)	(0.39)	(0.31)	(0.30)
From net realized gain	—	—	—	(0.00)(c)	—
Return of capital	—	—	(0.00)(c)	(0.02)	—
Total distributions	(0.45)	(0.43)	(0.39)	(0.33)	(0.30)
Net asset value, end of year	$7.26	$7.24	$6.72	$6.48	$7.90
Total Return(d)
Based on net asset value	6.72%	14.50%	9.76%	(14.18)%	10.46%
Ratios to Average Net Assets(e)
Total expenses	1.58%	1.58%	1.58%	1.58%	1.57%
Total expenses after fees waived and/or reimbursed	1.56%	1.56%	1.58%	1.58%	1.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.56%	1.56%	1.58%	1.58%	1.56%
Net investment income	5.75%	6.00%	5.61%	3.98%	3.74%
Supplemental Data
Net assets, end of year (000)	$80,859	$80,867	$80,427	$95,815	$159,580
Portfolio turnover rate	64%	74%	66%	67%	76%

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
79

Financial Highlights (continued)

	BlackRock High Yield Portfolio
	Class R
(For a share outstanding throughout each period)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of year	$7.23	$6.71	$6.47	$7.89	$7.42
Net investment income(a)	0.44	0.45	0.41	0.33	0.32
Net realized and unrealized gain (loss)	0.06	0.53	0.24	(1.39)	0.48
Net increase (decrease) from investment operations	0.50	0.98	0.65	(1.06)	0.80
Distributions(b)
From net investment income	(0.48)	(0.46)	(0.41)	(0.34)	(0.33)
From net realized gain	—	—	—	(0.00)(c)	—
Return of capital	—	—	(0.00)(c)	(0.02)	—
Total distributions	(0.48)	(0.46)	(0.41)	(0.36)	(0.33)
Net asset value, end of year	$7.25	$7.23	$6.71	$6.47	$7.89
Total Return(d)
Based on net asset value	7.19%	14.97%	10.22%	(13.84)%	10.94%
Ratios to Average Net Assets(e)
Total expenses	1.14%	1.17%	1.17%	1.16%	1.15%
Total expenses after fees waived and/or reimbursed	1.13%	1.16%	1.17%	1.16%	1.14%
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.12%	1.16%	1.17%	1.16%	1.14%
Net investment income	6.19%	6.40%	6.03%	4.51%	4.16%
Supplemental Data
Net assets, end of year (000)	$111,727	$110,249	$91,412	$91,124	$109,138
Portfolio turnover rate	64%	74%	66%	67%	76%

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
80

Financial Highlights (continued)

	BlackRock Low Duration Bond Portfolio
	Institutional
(For a share outstanding throughout each period)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of year	$9.16	$8.82	$8.91	$9.72	$9.71
Net investment income(a)	0.41	0.40	0.33	0.15	0.12
Net realized and unrealized gain (loss)	0.03	0.34	0.00 (b)	(0.79)	0.02
Net increase (decrease) from investment operations	0.44	0.74	0.33	(0.64)	0.14
Distributions(c)
From net investment income	(0.40)	(0.33)	(0.42)	(0.17)	(0.13)
Return of capital	(0.02)	(0.07)	—	—	—
Total distributions	(0.42)	(0.40)	(0.42)	(0.17)	(0.13)
Net asset value, end of year	$9.18	$9.16	$8.82	$8.91	$9.72
Total Return(d)
Based on net asset value	4.88%	8.63%	3.77%	(6.61)%	1.47%
Ratios to Average Net Assets(e)
Total expenses	0.46%	0.45%	0.43%	0.43%	0.44%
Total expenses after fees waived and/or reimbursed	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	4.55%	4.49%	3.71%	1.58%	1.20%
Supplemental Data
Net assets, end of year (000)	$3,059,208	$3,407,604	$3,599,334	$4,789,552	$6,395,606
Portfolio turnover rate(f)	182%	134%	212%	163%	129%

(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)	175%	121%	183%	153%	125%

81

Financial Highlights (continued)

	BlackRock Low Duration Bond Portfolio
	Investor A
(For a share outstanding throughout each period)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of year	$9.15	$8.82	$8.90	$9.72	$9.71
Net investment income(a)	0.39	0.38	0.31	0.13	0.09
Net realized and unrealized gain (loss)	0.03	0.33	0.01	(0.80)	0.03
Net increase (decrease) from investment operations	0.42	0.71	0.32	(0.67)	0.12
Distributions(b)
From net investment income	(0.37)	(0.31)	(0.40)	(0.15)	(0.11)
Return of capital	(0.02)	(0.07)	—	—	—
Total distributions	(0.39)	(0.38)	(0.40)	(0.15)	(0.11)
Net asset value, end of year	$9.18	$9.15	$8.82	$8.90	$9.72
Total Return(c)
Based on net asset value	4.73%	8.24%	3.63%	(6.95)%	1.22%
Ratios to Average Net Assets(d)
Total expenses	0.72%	0.71%	0.69%	0.74%	0.74%
Total expenses after fees waived and/or reimbursed	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	4.30%	4.24%	3.46%	1.34%	0.96%
Supplemental Data
Net assets, end of year (000)	$527,308	$561,166	$676,646	$916,865	$1,199,702
Portfolio turnover rate(e)	182%	134%	212%	163%	129%

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)	175%	121%	183%	153%	125%

82

Financial Highlights (continued)

	BlackRock Low Duration Bond Portfolio
	Investor C
(For a share outstanding throughout each period)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of year	$9.15	$8.82	$8.90	$9.72	$9.70
Net investment income(a)	0.32	0.31	0.24	0.05	0.02
Net realized and unrealized gain (loss)	0.03	0.33	0.01	(0.79)	0.04
Net increase (decrease) from investment operations	0.35	0.64	0.25	(0.74)	0.06
Distributions(b)
From net investment income	(0.31)	(0.26)	(0.33)	(0.08)	(0.04)
Return of capital	(0.01)	(0.05)	—	—	—
Total distributions	(0.32)	(0.31)	(0.33)	(0.08)	(0.04)
Net asset value, end of year	$9.18	$9.15	$8.82	$8.90	$9.72
Total Return(c)
Based on net asset value	3.95%	7.43%	2.86%	(7.65)%	0.57%
Ratios to Average Net Assets(d)
Total expenses	1.46%	1.46%	1.45%	1.45%	1.45%
Total expenses after fees waived and/or reimbursed	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	3.54%	3.49%	2.70%	0.58%	0.23%
Supplemental Data
Net assets, end of year (000)	$16,497	$19,857	$26,808	$36,103	$51,625
Portfolio turnover rate(e)	182%	134%	212%	163%	129%

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)	175%	121%	183%	153%	125%

83

Financial Highlights (continued)

	BlackRock Low Duration Bond Portfolio
	Class R
(For a share outstanding throughout each period)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of year	$9.15	$8.82	$8.90	$9.72	$9.70
Net investment income(a)	0.37	0.36	0.29	0.11	0.07
Net realized and unrealized gain (loss)	0.03	0.33	0.01	(0.80)	0.03
Net increase (decrease) from investment operations	0.40	0.69	0.30	(0.69)	0.10
Distributions(b)
From net investment income	(0.36)	(0.30)	(0.38)	(0.13)	(0.08)
Return of capital	(0.01)	(0.06)	—	—	—
Total distributions	(0.37)	(0.36)	(0.38)	(0.13)	(0.08)
Net asset value, end of year	$9.18	$9.15	$8.82	$8.90	$9.72
Total Return(c)
Based on net asset value	4.47%	7.97%	3.37%	(7.18)%	1.07%
Ratios to Average Net Assets(d)
Total expenses	1.12%	1.09%	1.05%	1.09%	1.07%
Total expenses after fees waived and/or reimbursed	0.90%	0.90%	0.90%	0.90%	0.91%
Net investment income	4.04%	3.98%	3.21%	1.17%	0.72%
Supplemental Data
Net assets, end of year (000)	$1,596	$1,854	$2,154	$2,721	$2,153
Portfolio turnover rate(e)	182%	134%	212%	163%	129%

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)	175%	121%	183%	153%	125%

84

Financial Highlights (continued)

	BlackRock Core Bond Portfolio
	Institutional
(For a share outstanding throughout each period)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of year	$8.49	$7.94	$8.12	$9.88	$10.43
Net investment income(a)	0.34	0.34	0.29	0.17	0.14
Net realized and unrealized gain (loss)	(0.11)	0.56	(0.18)	(1.69)	(0.14)
Net increase (decrease) from investment operations	0.23	0.90	0.11	(1.52)	0.00
Distributions(b)
From net investment income	(0.32)	(0.35)	(0.28)	(0.16)	(0.19)
From net realized gain	—	—	—	(0.06)	(0.36)
Return of capital	—	—	(0.01)	(0.02)	—
Total distributions	(0.32)	(0.35)	(0.29)	(0.24)	(0.55)
Net asset value, end of year	$8.40	$8.49	$7.94	$8.12	$9.88
Total Return(c)
Based on net asset value	2.82%	11.56%	1.30%	(15.67)%	(0.04)%
Ratios to Average Net Assets(d)
Total expenses	0.53%	0.55%	0.54%	0.54%	0.53%
Total expenses after fees waived and/or reimbursed	0.43%	0.43%	0.43%	0.44%	0.44%
Net investment income	4.12%	4.13%	3.51%	1.82%	1.35%
Supplemental Data
Net assets, end of year (000)	$2,250,746	$2,836,345	$2,742,791	$2,350,703	$2,892,879
Portfolio turnover rate(e)	587%	583%	467%	533%	585%

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)	412%	436%	336%	337%	387%

85

Financial Highlights (continued)

	BlackRock Core Bond Portfolio
	Investor A
(For a share outstanding throughout each period)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of year	$8.50	$7.95	$8.13	$9.89	$10.44
Net investment income(a)	0.32	0.32	0.27	0.14	0.11
Net realized and unrealized gain (loss)	(0.11)	0.56	(0.18)	(1.69)	(0.14)
Net increase (decrease) from investment operations	0.21	0.88	0.09	(1.55)	(0.03)
Distributions(b)
From net investment income	(0.30)	(0.33)	(0.26)	(0.13)	(0.16)
From net realized gain	—	—	—	(0.06)	(0.36)
Return of capital	—	—	(0.01)	(0.02)	—
Total distributions	(0.30)	(0.33)	(0.27)	(0.21)	(0.52)
Net asset value, end of year	$8.41	$8.50	$7.95	$8.13	$9.89
Total Return(c)
Based on net asset value	2.57%	11.28%	1.05%	(15.86)%	(0.29)%
Ratios to Average Net Assets(d)
Total expenses	0.79%	0.79%	0.77%	0.81%	0.80%
Total expenses after fees waived and/or reimbursed	0.68%	0.68%	0.68%	0.69%	0.69%
Net investment income	3.87%	3.89%	3.26%	1.56%	1.10%
Supplemental Data
Net assets, end of year (000)	$343,321	$361,556	$359,256	$358,179	$451,800
Portfolio turnover rate(e)	587%	583%	467%	533%	585%

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)	412%	436%	336%	337%	387%

86

Financial Highlights (continued)

	BlackRock Core Bond Portfolio
	Investor C
(For a share outstanding throughout each period)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of year	$8.46	$7.91	$8.09	$9.84	$10.40
Net investment income(a)	0.26	0.26	0.21	0.07	0.04
Net realized and unrealized gain (loss)	(0.12)	0.56	(0.18)	(1.68)	(0.16)
Net increase (decrease) from investment operations	0.14	0.82	0.03	(1.61)	(0.12)
Distributions(b)
From net investment income	(0.23)	(0.27)	(0.20)	(0.06)	(0.08)
From net realized gain	—	—	—	(0.06)	(0.36)
Return of capital	—	—	(0.01)	(0.02)	—
Total distributions	(0.23)	(0.27)	(0.21)	(0.14)	(0.44)
Net asset value, end of year	$8.37	$8.46	$7.91	$8.09	$9.84
Total Return(c)
Based on net asset value	1.80%	10.49%	0.28%	(16.48)%	(1.14)%
Ratios to Average Net Assets(d)
Total expenses	1.50%	1.52%	1.54%	1.56%	1.53%
Total expenses after fees waived and/or reimbursed	1.43%	1.43%	1.43%	1.44%	1.44%
Net investment income	3.12%	3.13%	2.50%	0.77%	0.36%
Supplemental Data
Net assets, end of year (000)	$13,542	$13,666	$13,803	$14,300	$25,319
Portfolio turnover rate(e)	587%	583%	467%	533%	585%

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)	412%	436%	336%	337%	387%

87

Financial Highlights (concluded)

	BlackRock Core Bond Portfolio
	Class R
(For a share outstanding throughout each period)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of year	$8.51	$7.95	$8.13	$9.89	$10.45
Net investment income(a)	0.30	0.30	0.25	0.12	0.09
Net realized and unrealized gain (loss)	(0.12)	0.57	(0.18)	(1.69)	(0.15)
Net increase (decrease) from investment operations	0.18	0.87	0.07	(1.57)	(0.06)
Distributions(b)
From net investment income	(0.28)	(0.31)	(0.24)	(0.11)	(0.14)
From net realized gain	—	—	—	(0.06)	(0.36)
Return of capital	—	—	(0.01)	(0.02)	—
Total distributions	(0.28)	(0.31)	(0.25)	(0.19)	(0.50)
Net asset value, end of year	$8.41	$8.51	$7.95	$8.13	$9.89
Total Return(c)
Based on net asset value	2.19%	11.13%	0.79%	(16.07)%	(0.64)%
Ratios to Average Net Assets(d)
Total expenses	1.14%	1.16%	1.15%	1.20%	1.13%
Total expenses after fees waived and/or reimbursed	0.93%	0.93%	0.93%	0.94%	0.94%
Net investment income	3.61%	3.64%	3.02%	1.32%	0.87%
Supplemental Data
Net assets, end of year (000)	$1,780	$1,669	$1,309	$1,084	$1,249
Portfolio turnover rate(e)	587%	583%	467%	533%	585%

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)	412%	436%	336%	337%	387%

88

General Information

Shareholder Documents

Electronic Access to Annual and Semi-Annual Reports, Annual and Semi-Annual Financial Statements and Additional Information and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of annual and semi-annual reports, Annual and Semi-Annual Financial Statements and Additional Information and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly With BlackRock:
◼
Access the BlackRock website at http://www.blackrock.com/edelivery; and
◼
Log into your account.
Delivery of Shareholder Documents
Each Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.
Certain Fund Policies

Anti-Money Laundering Requirements
Each Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism, or economic sanctions.
Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism, or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
89

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about the Funds, including how they invest, please see the SAI.
For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.
90

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.
Acquired Fund Fees and Expenses — a Fund’s pro rata share of the fees and expenses incurred indirectly by a Fund as a result of investing in other investment companies.
Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.
Bloomberg U.S. Aggregate Bond Index — a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index — an unmanaged index comprised of issues that meet the following US corporate bond criteria: at least $150 million par value outstanding, maximum credit rating of Ba1, at least one year to maturity, and no one issuer represents more than 2 percent of the index.
Bloomberg U.S. Universal Index — an index that represents the union of the US Aggregate Index, US Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, US Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield.
Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.
ICE BofA 1-3 Year US Corporate & Government Index — an index that is a subset of ICE BofA US Corporate & Government Index including all securities with a remaining term to final maturity less than 3 years.
Management Fee — a fee paid to BlackRock for managing a Fund.
Other Expenses — include accounting, transfer agency, custody, professional fees and registration fees.
Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.
Shareholder Fees — fees paid directly by a shareholder, including sales charges that you may pay when you buy or sell shares of a Fund.
91

Intermediary-Defined Sales Charge Waiver Policies

Intermediary-Defined Sales Charge Waiver Policies

Ameriprise Financial:
Front-end sales charge reductions on Investor A Shares purchased through Ameriprise Financial
Shareholders purchasing Investor A Shares of the Fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI. Such shareholders can reduce their initial sales charge on the purchase of Investor A Shares as follows:
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Transaction size breakpoints, as described in this Fund’s prospectus or SAI.
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Rights of accumulation (ROA), as described in this Fund’s prospectus or SAI.
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Letter of intent, as described in this Fund’s prospectus or SAI.
Front-end sales charge waivers on Investor A shares purchased through Ameriprise Financial
Shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI. Such shareholders may purchase Investor A shares at NAV without payment of a sales charge as follows:
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Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within BlackRock Funds).
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Shares exchanged from Investor C Shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Investor C Shares or conversion of Investor C Shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this Fund’s prospectus elsewhere provides for a waiver with respect to exchanges of Investor C Shares for load waived shares, that waiver will also apply to such exchanges.
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Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
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Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
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Shares purchased from the proceeds of redemptions within BlackRock Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (i.e. Rights of Reinstatement).
CDSC waivers on Investor A and C Shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial retail brokerage account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:
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Redemptions due to death or disability of the shareholder
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Shares sold as part of a systematic withdrawal plan as described in this Fund’s prospectus or SAI
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Redemptions made in connection with a return of excess contributions from an IRA account
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Shares purchased through a Right of Reinstatement (as defined above)
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Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

D.A. Davidson & Co. (“D.A. Davidson”):
Effective March 1, 2021, shareholders purchasing Fund shares including existing Fund shareholders, through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the Fund’s SAI.
Front-End Sales Charge Waivers on Investor A Shares Available at D.A. Davidson
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Shares purchased of the same Fund or another BlackRock Fund through a systematic reinvestment of capital gains and dividend distributions.
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Shares purchased by employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
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Shares purchased from the proceeds of redemptions of the same Fund or another BlackRock Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
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A shareholder in the Fund’s Investor C Shares will have their shares converted at net asset value to Investor A Shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
CDSC Waivers on Investor A and C Shares Available at D.A. Davidson
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Shares sold due to the death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
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Shares bought due to return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts pursuant to the Internal Revenue Code.
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Shares acquired through a Right of Reinstatement.
Front-End Sales Charge Discounts Available at D.A. Davidson: Breakpoints, Rights of Accumulation and/or Letters of Intent
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Breakpoints as described in this Prospectus.
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Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible BlackRock Fund assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases of BlackRock Funds, over a 13-month time period. Eligible BlackRock Fund assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. (“Edward Jones”):
Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:
Effective on or after August 1, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in this prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of BlackRock Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
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Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation (“ROA”)
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The applicable sales charge on a purchase of Investor A Shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of BlackRock Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
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The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
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ROA is determined by calculating the higher of cost minus redemptions or market value (current shares multiplied by NAV).
Letter of Intent (“LOI”)
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Through a LOI, a shareholder can receive the sales charge and breakpoint discounts for purchases such shareholder intends to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible BlackRock Funds assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if the LOI is not met.
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If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
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Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.
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Shares purchased in an Edward Jones fee-based program.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

◼
Shares purchased from the proceeds of redeemed shares of BlackRock Funds so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
◼
The redemption and repurchase occur in the same account.
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The redemption proceeds are used to process an: IRA contribution, return of excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
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Shares exchanged into Investor A Shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSCs due to BlackRock, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
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Exchanges from Investor C Shares to Investor A Shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
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The death or disability of the shareholder.
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Systematic withdrawals with up to 10% per year of the account value.
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Return of excess contributions from an IRA.
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Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
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Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
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Shares exchanged in an Edward Jones fee-based program.
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Shares acquired through a NAV Reinstatement.
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Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts for Investor A and Investor C Shares
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Initial purchase minimum: $250
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Subsequent purchase minimum: none
Minimum Balances
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Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
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A fee-based account held on an Edward Jones platform
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A 529 account held on an Edward Jones platform
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An account with an active systematic investment plan or LOI
Exchanging Share Classes
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At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Investor A Shares of the same fund at NAV, provided that Edward Jones will be responsible for any remaining CDSC due to BlackRock, if applicable, and that the shareholders meet the eligibility requirements of the new share class.

J.P. MORGAN SECURITIES LLC:
Effective September 29, 2023, if you purchase or hold Fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end sales charge waivers on Investor A Shares available at J.P. Morgan Securities LLC
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Shares exchanged from Investor C (i.e., level-load) Shares of the same Fund pursuant to J.P. Morgan Securities LLC’s policies relating to sales load discounts and waivers.
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Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
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Shares of Funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
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Shares purchased through rights of reinstatement.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family).
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Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent.
Investor C to Investor A Share conversion
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A shareholder in the Fund’s Investor C Shares will have their shares converted by J.P. Morgan Securities LLC to Investor A Shares (or the appropriate share class) of the same Fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Investor A and C Shares available at J.P. Morgan Securities LLC
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Shares sold upon the death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
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Shares purchased in connection with a return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
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Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
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Breakpoints as described in the prospectus.
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Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

Janney Montgomery Scott LLC:
Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end sales charge* waivers on Investor A shares available at Janney
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other BlackRock Fund).
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Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
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Shares purchased from the proceeds of redemptions from another BlackRock Fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (i.e., right of reinstatement).
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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
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Shares acquired through a right of reinstatement.
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Investor C shares that are no longer subject to a contingent deferred sales charge and are converted to Investor A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Investor A and C shares available at Janney
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Shares sold upon the death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus or SAI.
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Shares purchased in connection with a return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
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Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
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Shares acquired through a right of reinstatement.
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Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
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Breakpoints as described in the Fund’s prospectus or SAI.
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Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts within the purchaser’s household at Janney. Eligible BlackRock Fund assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a BlackRock Fund, over a 13-month time period. Eligible BlackRock Fund assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
*Also referred to as an “initial sales charge.”

Merrill Lynch:
Purchases or sales of front-end (i.e. Investor A) or level-load (i.e., Investor C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill
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Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
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Shares purchased through a Merrill investment advisory program
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Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
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Shares purchased through the Merrill Edge Self-Directed platform
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Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
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Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
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Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)
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Shares purchased by eligible persons associated with the Fund as defined in this prospectus (e.g. the Fund’s officers or trustees)
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Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
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Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
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Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
◼
Shares sold due to return of excess contributions from an IRA account
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
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Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

◼
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement
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Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement
On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.

Morgan Stanley Wealth Management:
Morgan Stanley Wealth Management Investor A Share Front-End Sales Charge Waiver
Effective July 1, 2018, Morgan Stanley Wealth Management clients purchasing Investor A Shares of the Fund through Morgan Stanley’s transactional brokerage accounts are entitled to a waiver of the front-end sales charge in the following circumstances:
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans does not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
◼
Shares purchased through a Morgan Stanley self-directed brokerage account
◼
Investor C Shares that are no longer subject to a contingent deferred sales charge and are exchanged for Investor A Shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
◼
Shares purchased from the proceeds of redemptions within BlackRock Funds under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales charge
Unless specifically described above, no other front-end sales charge waivers are available to mutual fund purchases by Morgan Stanley Wealth Management clients through Morgan Stanley’s transactional brokerage accounts.

Oppenheimer & Co. Inc.:
Effective May 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-End Sales Charge Waivers on Investor A Shares available at OPCO
◼
Shares purchased by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by or through a 529 Plan
◼
Shares purchased through an OPCO affiliated investment advisory program
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other BlackRock Fund)
◼
Shares purchased from the proceeds of redemptions from another BlackRock Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)
◼
A shareholder in the Fund’s Investor C Shares will have their shares converted at net asset value to Investor A Shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
◼
Shares purchased by employees and registered representatives of OPCO or its affiliates and their family members
◼
Shares purchased by directors or trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
CDSC Waivers on Investor A and C Shares available at OPCO
◼
Shares sold due to death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
◼
Shares bought due to return of excess contributions from an IRA account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
◼
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
◼
Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this prospectus
◼
Rights of Accumulation (“ROA”) and Letters of Intent (“LOI”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts within the purchaser’s household at OPCO. Eligible BlackRock Fund assets not held at OPCO may be included in the ROA or LOI calculation only if the shareholder notifies his or her financial advisor about such assets

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and Each Entity’s Affiliates (“Raymond James”):
Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
Front-End Sales Charge Waivers on Investor A Shares Available at Raymond James
◼
Shares purchased in a Raymond James investment advisory program.
◼
Shares purchased of the same Fund or another BlackRock Fund through a systematic reinvestment of capital gains distributions and dividend distributions.
◼
Shares purchased by employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
◼
Shares purchased from the proceeds of redemptions from another BlackRock Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
◼
A shareholder in the Fund’s Investor C shares will have their shares converted at net asset value to Investor A shares of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Investor A and C Shares Available at Raymond James
◼
Shares sold due to death or disability of the shareholder.
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
◼
Shares bought due to return of excess contributions from an IRA Account.
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund’s prospectus or SAI.
◼
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
◼
Shares acquired through a Right of Reinstatement.
Front-End Sales Charge Discounts Available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent
◼
Breakpoints as described in this prospectus.
◼
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible BlackRock Fund assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases of BlackRock Funds over a 13-month time period. Eligible BlackRock Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. (“Baird”):
Effective January 1, 2026, shareholders purchasing Fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-End Sales Charge Waivers on Investor A Shares Available at Baird
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund
◼
Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird
◼
Shares purchased within 90 days following a redemption from a BlackRock Fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household, and (2) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)
◼
A shareholder in the Fund’s Investor C shares will have their shares converted at net asset value to Investor A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
◼
Shares purchased by employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
CDSC Waivers on Investor A and C Shares Available at Baird
◼
Shares sold due to death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
◼
Shares bought due to returns of excess contributions from an IRA account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s prospectus
◼
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
◼
Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation, & Letters of Intent
◼
Breakpoints as described in this prospectus
◼
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of BlackRock Fund assets held by accounts within the purchaser’s household at Baird. Eligible BlackRock Fund assets not held at Baird may be included in ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of Intent (“LOI”) allow for breakpoint discounts based on anticipated purchases of BlackRock Funds through Baird, over a 13-month period of time

Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)
Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.
Effective April 1, 2026, clients of Wells Fargo Advisors purchasing Fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or SAI. In all instances, it is the investor’s responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.
Wells Fargo Advisors Investor A Share front-end sales charge waivers information.
Wells Fargo Advisors clients purchasing or converting to Investor A Shares of the Fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:
◼
Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to April 1, 2026 will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where an Investor A Share is offered without a front-end sales charge.
Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.
Wells Fargo Advisors Contingent Deferred Sales Charge information.
CDSC imposed on Fund redemptions will not be rebated based on future purchases.
Wells Fargo Advisors Investor A Share front-end load discounts
Wells Fargo Advisors clients purchasing Investor A Shares of the Fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:
◼
Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.
◼
Effective April 1, 2026, employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.
◼
Gift of shares will not be considered when determining breakpoint discounts.

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For More Information

Funds and Service Providers

FUNDS
BlackRock Funds V
 BlackRock High Yield Portfolio
 BlackRock Low Duration Bond Portfolio
 BlackRock Core Bond Portfolio
100 Bellevue Parkway
Wilmington, Delaware 19809
Written Correspondence:
P.O. Box 534429
Pittsburgh, Pennsylvania 15253-4429
Overnight Mail:
Attention: 534429
1350 Penn Avenue, Suite 102
Pittsburgh, Pennsylvania 15222
(800) 441-7762
MANAGER AND ADMINISTRATOR
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
SUB-ADVISERS
BlackRock International Limited
Dundas House
20 Brandon Street
Edinburgh, EH3 5PP
United Kingdom
BlackRock (Singapore) Limited1
20 Anson Road #18-01
079912 Singapore
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
118 Flanders Road
Westborough, Massachusetts 01581
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
115 Federal Street
Boston, Massachusetts 02110
ACCOUNTING SERVICES PROVIDER
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
DISTRIBUTOR
BlackRock Investments, LLC
50 Hudson Yards
New York, New York 10001
CUSTODIAN
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
COUNSEL
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

1
BlackRock Low Duration Bond Portfolio and BlackRock Core Bond Portfolio only.

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports and Form N-CSR
The Fund’s annual and semi-annual reports and Form N-CSR contain additional information about each of the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected a Fund’s performance for the last fiscal year. In Form N-CSR, you will find the Fund’s financial statements.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated January 28, 2026, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund’s annual and semi-annual reports and other information such as Fund financial statements, by calling (800) 441-7762. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 441-7762.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 441-7762.
World Wide Web
General Fund information and specific Fund performance, including the SAI, annual/semi-annual reports and other information such as Fund financial statements, can be accessed free of charge at www.blackrock.com/prospectus. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock Funds V
P.O. Box 534429
Pittsburgh, Pennsylvania 15253-4429
Overnight Mail
BlackRock Funds V
Attention: 534429
1350 Penn Avenue Suite 102
Pittsburgh, Pennsylvania 15222
Internal Wholesalers/Broker Dealer Support
Available on any business day to support investment professionals. Call: (800) 882-0052.
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.
Securities and Exchange Commission
You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811-23339
© BlackRock Advisors, LLC

PROV-BD3-0126R

JANUARY 28, 2026 (AS AMENDED JUNE 2, 2026)

Prospectus
BlackRock Funds V | Class K Shares
●
BlackRock High Yield Portfolio
Class K: BRHYX
●
BlackRock Low Duration Bond Portfolio
Class K: CLDBX
●
BlackRock Core Bond Portfolio
Class K: CCBBX
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured ● May Lose Value ● No Bank Guarantee

Fund Overview
Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information and historical performance information

	Key Facts About BlackRock High Yield Portfolio	3
	Key Facts About BlackRock Low Duration Bond Portfolio	12
	Key Facts About BlackRock Core Bond Portfolio	20

Details About the Funds	How Each Fund Invests	28
	Investment Risks	32

Account Information	Information about account services, sales charges and waivers, shareholder transactions, and distributions and other payments
	Details About the Share Class	46
	How to Buy, Sell, Exchange and Transfer Shares	47
	Funds’ Rights	52
	Short-Term Trading Policy	52

Management of the Funds	Information about BlackRock and the Portfolio Managers
	BlackRock	54
	Portfolio Manager Information	56
	Conflicts of Interest	58
	Valuation of Fund Investments	59
	Dividends, Distributions and Taxes	60

Financial Highlights	Financial Performance of the Funds	62

General Information	Shareholder Documents	65
	Certain Fund Policies	65
	Statement of Additional Information	66

Glossary	Glossary of Investment Terms	67

For More Information	Funds and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock High Yield Portfolio
Investment Objective

The investment objective of the BlackRock High Yield Portfolio (the “High Yield Fund” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Class K Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each a “Financial Intermediary”), which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1]	0.41%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.06%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[2]	0.48%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,3]	0.47%

1
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.
2
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent Annual Financial Statements and Additional Information, which do not include Acquired Fund Fees and Expenses.
3
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.58% of average daily net assets through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class K Shares	$48	$153	$268	$603

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the
3

Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The High Yield Fund invests primarily in non‑investment grade bonds with maturities of ten years or less. The High Yield Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. High yield investments include domestic and foreign bonds (including corporate bonds), convertible debt securities, mezzanine investments, collateralized debt obligations, bank loans, loan assignments and loan participations and mortgage-backed and asset-backed securities. Such high yield investments acquired by the High Yield Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services) or will be determined by the High Yield Fund management team to be of similar quality. The High Yield Fund may also invest in other investment companies, including affiliated investment companies such as affiliated exchange-traded funds, to gain exposure to such high yield investments. Split rated bonds and other fixed-income securities (securities that receive different ratings from two or more rating agencies) are valued as follows: if three agencies rate a security, the security will be considered to have the median credit rating; if two of the three agencies rate a security, the security will be considered to have the lower credit rating. The High Yield Fund may invest up to 30% of its assets in non‑dollar denominated bonds of issuers located outside of the United States. The High Yield Fund’s investment in non‑dollar denominated bonds may be on a currency hedged or unhedged basis. The High Yield Fund may also invest in convertible and preferred securities.
The High Yield Fund can also invest, to the extent consistent with its investment objective, in non-U.S. and emerging market securities and currencies. The High Yield Fund may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy.
The High Yield Fund may buy or sell options or futures on a security or an index of securities, or enter into swap agreements, including total return, interest rate and credit default swaps, or foreign currency transactions (collectively, commonly known as derivatives). The High Yield Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The High Yield Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The High Yield Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
◼
Debt Securities Risk — Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which is described in further detail below:
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect
4

interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
◼
High Yield Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund.
◼
Collateralized Bond Obligations Risk — The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.
◼
Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.
◼
Corporate Loans Risk — Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate (“SOFR”), or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Fund invests are usually rated below investment grade.
◼
Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Leverage Risk — The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
Market Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly
5

the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Volatility and Correlation Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
◼
Distressed Securities Risk — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
◼
Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
◼
Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.
◼
Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
◼
The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
◼
Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
◼
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
◼
The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital
6

markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.
◼
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
◼
Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
◼
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.
◼
High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
◼
Illiquid Investments Risk — The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and any security or instrument held by the Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. In addition, if the Fund is limited in its ability to dispose of illiquid investments during periods when shareholders are redeeming or selling their shares or the Fund’s net assets otherwise shrink, the Fund will need to dispose of liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have greater exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions or sales of Fund shares may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
◼
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended, (the “Investment Company Act”) and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular,
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actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
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Mezzanine Securities Risk — Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.
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Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
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Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
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Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
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Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
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Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
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Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
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Risks of Loan Assignments and Participations (High Yield Fund) — As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able unilaterally to enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
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Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”), in a reorganization on September 17, 2018 (the “Reorganization”). The table compares the Fund’s performance to that of the Bloomberg U.S. Universal Index and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Predecessor Fund had the same investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Fund as of the date of the Reorganization. Effective September 1, 2015, BlackRock Shares of the Predecessor Fund were reclassified as Class K Shares. The returns for Class K Shares of the Predecessor Fund prior to September 1, 2015 reflect the performance of the share class when it was classified as BlackRock Shares of the Predecessor Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.
Class K Shares
ANNUAL TOTAL RETURNS
BlackRock High Yield Portfolio
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 9.57% (quarter ended June 30, 2020) and the lowest return for a quarter was -13.41% (quarter ended March 31, 2020).
For the periods ended 12/31/25 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock High Yield Portfolio — Class K Shares
Return Before Taxes	9.45%	5.12%	6.56%
Return After Taxes on Distributions	6.34%	2.43%	3.90%
Return After Taxes on Distributions and Sale of Fund Shares	5.58%	2.72%	3.88%
Bloomberg U.S. Universal Index (Reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (Reflects no deduction for fees, expenses or taxes)	8.62%	4.50%	6.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
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Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub-adviser is BlackRock International Limited. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-adviser.
Portfolio Managers

Portfolio Manager	Portfolio Manager of the Fund Since*	Title
Mitchell Garfin, CFA	2009	Managing Director of BlackRock, Inc.
David Delbos	2014	Managing Director of BlackRock, Inc.

*
Includes management of the Predecessor Fund.
Purchase and Sale of Fund Shares

Class K Shares of the Fund are available only to (i) certain employee benefit plans, such as health savings accounts, and certain employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs and SARSEPs) (collectively, “Employer-Sponsored Retirement Plans”), (ii) collective trust funds, investment companies and other pooled investment vehicles, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares, (iii) “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, banks and bank trusts, local, city, and state governmental institutions, corporations and insurance company separate accounts, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares, (iv) clients of private banks that purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to sell such shares, (v) fee-based advisory platforms of a Financial Intermediary that (a) has specifically acknowledged in a written agreement with the Fund’s distributor and/or its affiliate(s) that the Financial Intermediary shall offer such shares to fee-based advisory clients through an omnibus account held at the Fund or (b) transacts in the Fund’s shares through another intermediary that has executed such an agreement and (vi) any other investors who met the eligibility criteria for BlackRock Shares or Class K Shares prior to August 15, 2016 and have continually held Class K Shares of the Fund or the Predecessor Fund in the same account since August 15, 2016.
You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. Purchase orders may also be placed by calling (800) 537-4942, by mail (c/o BlackRock Funds V, P.O. Box 534429, Pittsburgh, Pennsylvania 15253-4429), or online at www.blackrock.com. Institutional Investors are subject to a $5 million minimum initial investment requirement. Other investors, including Employer-Sponsored Retirement Plans, have no minimum initial investment requirement. There is no minimum investment amount for additional purchases.
Tax Information

Different income tax rules apply depending on whether you are invested through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended. If you are invested through such a plan (and Fund shares are not “debt-financed property” to the plan), then the dividends paid by the Fund and the gain realized from a redemption or exchange of Fund shares will generally not be subject to U.S. federal income taxes until you withdraw or receive distributions from the plan. If you are not invested through such a plan, then the Fund’s dividends and gain from a redemption or exchange may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services.
These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
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Class K Shares are only available through a Financial Intermediary if the Financial Intermediary will not receive from Fund assets, or the Fund’s distributor’s or an affiliate’s resources, any commission payments, shareholder servicing fees (including sub-transfer agent and networking fees), or distribution fees (including Rule 12b-1 fees) with respect to assets invested in Class K Shares.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
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Fund Overview

Key Facts About BlackRock Low Duration Bond Portfolio
Investment Objective

The investment objective of the BlackRock Low Duration Bond Portfolio (the “Low Duration Fund” or the “Fund”) is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Class K Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each a “Financial Intermediary”), which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1]	0.29%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.37%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,2]	0.35%

1
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.
2
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class K Shares	$36	$117	$206	$466

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.
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Principal Investment Strategies of the Fund

The Low Duration Fund invests primarily in investment grade bonds and maintains an average portfolio duration that is between 0 and 3 years. With respect to the Low Duration Fund’s investment objective, the Low Duration Fund’s benchmark is the ICE BofA 1-3 Year US Corporate & Government Index.
The Low Duration Fund normally invests at least 80% of its assets in debt securities. For the purposes of this strategy, such debt securities include the following: obligations issued or guaranteed by the U.S. Government or a foreign government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; mortgage to-be-announced (“TBA”) securities; debt obligations of U.S. or foreign issuers; municipal securities; and asset-backed securities. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Low Duration Fund may invest up to 35% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). The Low Duration Fund may also invest up to 35% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Low Duration Fund’s assets) may be invested in emerging markets issuers. Up to 10% of the Low Duration Fund’s assets may be exposed to non-US currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-US currency exposure if the bond is either (i) US dollar-denominated or (ii) non-US dollar-denominated, but hedged back to US dollars.
The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds.
The Low Duration Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Low Duration Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Low Duration Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements and mortgage dollar rolls).
The Low Duration Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
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Debt Securities Risk — Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which is described in further detail below:
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
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To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
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Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
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The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
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Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
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The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
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The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.
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Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
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Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
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The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.
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Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
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U.S. Government Issuer Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
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Borrowing Risk — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may
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reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
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Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Leverage Risk — The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
Market Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Volatility and Correlation Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
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Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.
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High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
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High Yield Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund.
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Illiquid Investments Risk — The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any
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investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and any security or instrument held by the Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. In addition, if the Fund is limited in its ability to dispose of illiquid investments during periods when shareholders are redeeming or selling their shares or the Fund’s net assets otherwise shrink, the Fund will need to dispose of liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have greater exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions or sales of Fund shares may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended, (the “Investment Company Act”) and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
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Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
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Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
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Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the
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Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
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Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”), in a reorganization on September 17, 2018 (the “Reorganization”). The table compares the Fund’s performance to that of the Bloomberg U.S. Aggregate Bond Index and the ICE BofA 1-3 Year US Corporate & Government Index. The ICE BofA 1-3 Year US Corporate & Government Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategy. The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Predecessor Fund had the same investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Fund as of the date of the Reorganization. Effective September 1, 2015, BlackRock Shares of the Predecessor Fund were reclassified as Class K Shares. The returns for Class K Shares of the Predecessor Fund prior to September 1, 2015 reflect the performance of the share class when it was classified as BlackRock Shares of the Predecessor Fund.To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.
Class K Shares
ANNUAL TOTAL RETURNS
BlackRock Low Duration Bond Portfolio
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 4.47% (quarter ended June 30, 2020) and the lowest return for a quarter was -3.08% (quarter ended March 31, 2022).
For the periods ended 12/31/25 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Low Duration Bond Portfolio — Class K Shares
Return Before Taxes	6.38%	2.42%	2.55%
Return After Taxes on Distributions	4.46%	1.01%	1.37%
Return After Taxes on Distributions and Sale of Fund Shares	3.75%	1.23%	1.43%
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
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For the periods ended 12/31/25 Average Annual Total Returns	1 Year	5 Years	10 Years
ICE BofA 1-3 Year US Corporate & Government Index[1] (Reflects no deduction for fees, expenses or taxes)	5.31%	1.98%	2.10%

1
On March 1, 2021, the Fund began to compare its performance to a custom 4pm pricing variant of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Historical Index data prior to March 1, 2021 is for the standard 3pm pricing variant of the Index. Index data from March 1, 2021 through November 30, 2023 is for the custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the performance of the standard pricing variant of the Index, which now utilizes pricing as of 4pm, and resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub-advisers are BlackRock International Limited and BlackRock (Singapore) Limited. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-advisers.
Portfolio Managers

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Akiva Dickstein	2020	Managing Director of BlackRock, Inc.
Scott MacLellan, CFA, CMT	2012*	Managing Director of BlackRock, Inc.
Amanda Liu, CFA	2022	Director of BlackRock, Inc.
Sam Summers	2022	Director of BlackRock, Inc.
Siddharth Mehta	2025	Managing Director of BlackRock, Inc.

*
Includes management of the Predecessor Fund.
Purchase and Sale of Fund Shares

Class K Shares of the Fund are available only to (i) certain employee benefit plans, such as health savings accounts, and certain employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs and SARSEPs) (collectively, “Employer-Sponsored Retirement Plans”), (ii) collective trust funds, investment companies and other pooled investment vehicles, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares, (iii) “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, banks and bank trusts, local, city, and state governmental institutions, corporations and insurance company separate accounts, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares, (iv) clients of private banks that purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to sell such shares, (v) fee-based advisory platforms of a Financial Intermediary that (a) has specifically acknowledged in a written agreement with the Fund’s distributor and/or its affiliate(s) that the Financial Intermediary shall offer such shares to fee-based advisory clients through an omnibus account held at the Fund or (b) transacts in the Fund’s shares through another intermediary that has executed such an agreement and (vi) any other investors who met the eligibility criteria for BlackRock Shares or Class K Shares prior to August 15, 2016 and have continually held Class K Shares of the Fund or the Predecessor Fund in the same account since August 15, 2016.
You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. Purchase orders may also be placed by calling (800) 537-4942, by mail (c/o BlackRock Funds V, P.O. Box 534429, Pittsburgh, Pennsylvania 15253-4429), or online at www.blackrock.com. Institutional Investors are subject to a $5 million minimum initial investment requirement. Other investors, including Employer-Sponsored Retirement Plans, have no minimum initial investment requirement. There is no minimum investment amount for additional purchases.
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Tax Information

Different income tax rules apply depending on whether you are invested through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended. If you are invested through such a plan (and Fund shares are not “debt-financed property” to the plan), then the dividends paid by the Fund and the gain realized from a redemption or exchange of Fund shares will generally not be subject to U.S. federal income taxes until you withdraw or receive distributions from the plan. If you are not invested through such a plan, then the Fund’s dividends and gain from a redemption or exchange may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services.
These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Class K Shares are only available through a Financial Intermediary if the Financial Intermediary will not receive from Fund assets, or the Fund’s distributor’s or an affiliate’s resources, any commission payments, shareholder servicing fees (including sub-transfer agent and networking fees), or distribution fees (including Rule 12b-1 fees) with respect to assets invested in Class K Shares.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
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Fund Overview

Key Facts About BlackRock Core Bond Portfolio
Investment Objective

The investment objective of the BlackRock Core Bond Portfolio (the “Core Bond Fund” or the “Fund”) is to seek to realize a total return that exceeds that of the reference benchmark.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Class K Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each a “Financial Intermediary”), which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1]	0.34%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.08%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[2]	0.43%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,3]	0.39%

1
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.
2
Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, which are not included in the ratios of expenses to average net assets in the Fund’s most recent Annual Financial Statements and Additional Information, which include extraordinary expenses.
3
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 54, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.38% of average daily net assets through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class K Shares	$40	$134	$237	$538

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the
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Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 587% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Core Bond Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government or a foreign government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; mortgage to-be-announced (“TBA”) securities; debt obligations of U.S. or foreign issuers; municipal securities; and asset-backed securities. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. As of December 31, 2025, the average duration of the benchmark, the Bloomberg U.S. Aggregate Bond Index, was 5.79 years, as calculated by BlackRock.
The Core Bond Fund may invest up to 25% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Fund’s assets) may be invested in emerging markets issuers. Up to 10% of the Core Bond Fund’s assets may be exposed to non-US currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-US currency exposure if the bond is either (i) US dollar-denominated or (ii) non-US dollar-denominated, but hedged back to US dollars.
The Core Bond Fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the Core Bond Fund’s management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.
The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds.
The Core Bond Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Core Bond Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Core Bond Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements and mortgage dollar rolls).
The Core Bond Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
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Debt Securities Risk — Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which is described in further detail below:
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of
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the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
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Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
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U.S. Government Issuer Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
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Borrowing Risk — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
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Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Leverage Risk — The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
Market Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
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Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Volatility and Correlation Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
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Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.
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Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
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The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
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Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
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The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
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The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.
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Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
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Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
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The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.
◼
High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance. In addition, investment in mortgage dollar rolls and participation in to-be-announced (TBA) transactions may significantly increase the Fund’s
23

portfolio turnover rate. A TBA transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later.
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Illiquid Investments Risk — The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and any security or instrument held by the Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. In addition, if the Fund is limited in its ability to dispose of illiquid investments during periods when shareholders are redeeming or selling their shares or the Fund’s net assets otherwise shrink, the Fund will need to dispose of liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have greater exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions or sales of Fund shares may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended, (the “Investment Company Act”) and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
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Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
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Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur
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costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
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Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
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Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”), in a reorganization on September 17, 2018 (the “Reorganization”). The table compares the Fund’s performance to that of the Bloomberg U.S. Aggregate Bond Index. The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Predecessor Fund had the same investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Fund as of the date of the Reorganization. Effective September 1, 2015, BlackRock Shares of the Predecessor Fund were reclassified as Class K Shares. The returns for Class K Shares of the Predecessor Fund prior to September 1, 2015 reflect the performance of the share class when it was classified as BlackRock Shares of the Predecessor Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.
Class K Shares
ANNUAL TOTAL RETURNS
BlackRock Core Bond Portfolio
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 6.64% (quarter ended December 31, 2023) and the lowest return for a quarter was -6.24% (quarter ended March 31, 2022).
For the periods ended 12/31/25 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Core Bond Portfolio — Class K Shares
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For the periods ended 12/31/25 Average Annual Total Returns	1 Year	5 Years	10 Years
Return Before Taxes	7.36%	(0.43)%	2.09%
Return After Taxes on Distributions	5.54%	(1.74)%	0.74%
Return After Taxes on Distributions and Sale of Fund Shares	4.33%	(0.88)%	1.04%
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub-advisers are BlackRock International Limited and BlackRock (Singapore) Limited. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-advisers.
Portfolio Managers

Portfolio Manager	Portfolio Manager of the Fund Since	Title
Rick Rieder	2010*
Chief Investment Officer of Global Fixed
Income, Head of Global Allocation Investment
Team, member of the Global Executive
Committee, Global Operating Committee and
Chairman of the BlackRock, Inc. firmwide
Investment Council

Russell Brownback	2025	Managing Director of BlackRock, Inc.
Chi Chen	2022	Managing Director of BlackRock, Inc.
Siddharth Mehta	2025	Managing Director of BlackRock, Inc.
Sam Summers	2025	Director of BlackRock, Inc.

*Includes management of the Predecessor Fund.
Purchase and Sale of Fund Shares

Class K Shares of the Fund are available only to (i) certain employee benefit plans, such as health savings accounts, and certain employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs and SARSEPs) (collectively, “Employer-Sponsored Retirement Plans”), (ii) collective trust funds, investment companies and other pooled investment vehicles, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares, (iii) “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, banks and bank trusts, local, city, and state governmental institutions, corporations and insurance company separate accounts, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares, (iv) clients of private banks that purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to sell such shares, (v) fee-based advisory platforms of a Financial Intermediary that (a) has specifically acknowledged in a written agreement with the Fund’s distributor and/or its affiliate(s) that the Financial Intermediary shall offer such shares to fee-based advisory clients through an omnibus account held at the Fund or (b) transacts in the Fund’s shares through another intermediary that has executed such an agreement and (vi) any other investors who met the eligibility criteria for BlackRock Shares or Class K Shares prior to August 15, 2016 and have continually held Class K Shares of the Fund or the Predecessor Fund in the same account since August 15, 2016.
You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. Purchase orders may also be placed by calling (800) 537-4942, by mail (c/o BlackRock Funds V, P.O. Box 534429, Pittsburgh, Pennsylvania 15253-4429), or online at www.blackrock.com. Institutional Investors are subject to a $5 million minimum initial
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investment requirement. Other investors, including Employer-Sponsored Retirement Plans, have no minimum initial investment requirement. There is no minimum investment amount for additional purchases.
Tax Information

Different income tax rules apply depending on whether you are invested through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code of 1986, as amended. If you are invested through such a plan (and Fund shares are not “debt-financed property” to the plan), then the dividends paid by the Fund and the gain realized from a redemption or exchange of Fund shares will generally not be subject to U.S. federal income taxes until you withdraw or receive distributions from the plan. If you are not invested through such a plan, then the Fund’s dividends and gain from a redemption or exchange may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services.
These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Class K Shares are only available through a Financial Intermediary if the Financial Intermediary will not receive from Fund assets, or the Fund’s distributor’s or an affiliate’s resources, any commission payments, shareholder servicing fees (including sub-transfer agent and networking fees), or distribution fees (including Rule 12b-1 fees) with respect to assets invested in Class K Shares.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
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Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of the BlackRock High Yield Portfolio (the “High Yield Fund”), the BlackRock Low Duration Bond Portfolio (the “Low Duration Fund”) and the BlackRock Core Bond Portfolio (the “Core Bond Fund”) (each, a “Fund” and collectively, the “Funds”) and your rights as a shareholder.
How Each Fund Invests

Investment Process of the Funds:
For the High Yield Fund, the management team evaluates sectors of the high yield market and individual bonds within these sectors. Typically, the management team will invest in distressed securities when it believes they are undervalued.
Securities are purchased for a Fund when the management teams determine that they have the potential for above-average total return. Each Fund’s performance is measured against a specified benchmark.
If a security’s rating declines (for the High Yield Fund) or falls below B (for the Low Duration Fund) or investment grade (for the Core Bond Fund), the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential.
BlackRock uses an internal model for calculating duration, which may result in a different value for the duration of a benchmark compared to the duration calculated by the provider of the benchmark or another third party.
High Yield Fund
Investment Objective
The investment objective of the High Yield Fund is to seek to maximize total return, consistent with income generation and prudent investment management.
This investment objective is a non-fundamental policy of the High Yield Fund and may not be changed without 30 days’ prior notice to shareholders.
Total return is a way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.
Principal Investment Strategies
The High Yield Fund invests primarily in non‑investment grade bonds with maturities of ten years or less. The High Yield Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. The 80% policy is a non‑fundamental policy of the High Yield Fund and may not be changed without 60 days’ prior notice to shareholders. High yield investments in which the Fund may invest include domestic and foreign bonds (including corporate bonds), convertible debt securities, mezzanine investments, collateralized debt obligations, bank loans, loan assignments and loan participations and mortgage-backed and asset-backed securities. Such high yield investments acquired by the High Yield Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services) or will be determined by the High Yield Fund management team to be of similar quality. The High Yield Fund may also invest in other investment companies, including affiliated investment companies such as affiliated exchange-traded funds, to gain exposure to such high yield investments. Split rated bonds and other fixed-income securities (securities that receive different ratings from two or more rating agencies) are valued as follows: if three agencies rate a security, the security will be considered to have the median credit rating; if two of the three agencies rate a security, the security will be considered to have the lower credit rating. High yield securities are sometimes referred to as “junk bonds,” which are debt securities rated lower than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low‑rated issuer. The High Yield Fund may invest up to 30%
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of its assets in non‑dollar denominated bonds of issuers located outside of the United States. The High Yield Fund’s investment in non‑dollar denominated bonds may be on a currency hedged or unhedged basis. The High Yield Fund may also invest in convertible and preferred securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock convertibles). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.
The High Yield Fund can also invest, to the extent consistent with its investment objective, in non-U.S. and emerging market securities and currencies. The High Yield Fund may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy. Mezzanine investments are subordinated debt securities that receive payments of interest and principal after other more senior security holders are paid. They are generally issued in private placements in connection with an equity security. Collateralized bond obligations are securities backed by a diversified pool of high yield securities. Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non‑U.S. government and one or more financial institutions. The Fund considers such investments to be debt securities. Mortgage-backed securities are asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies. Asset-backed securities are bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.
The High Yield Fund may buy or sell options or futures on a security or an index of securities, or enter into swap agreements, including total return, interest rate and credit default swaps, or foreign currency transactions (collectively, commonly known as derivatives). The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The High Yield Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The High Yield Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
ABOUT THE PORTFOLIO MANAGEMENT OF THE HIGH YIELD FUND
The High Yield Fund is managed by a team of financial professionals. Mitchell Garfin, CFA and David Delbos are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds— Portfolio Manager Information” for additional information about the portfolio management team.

Low Duration Fund
Investment Objective
The investment objective of the Low Duration Fund is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.
This investment objective is a non-fundamental policy of the Low Duration Fund and may not be changed without 30 days’ prior notice to shareholders.
Total return is a way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.
Principal Investment Strategies
The Low Duration Fund invests primarily in investment grade bonds and maintains an average portfolio duration that is between 0 and 3 years. Investment grade bonds are bonds rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. With respect to the Low Duration Fund’s investment objective, the Low Duration Fund’s benchmark is the ICE BofA 1-3 Year US Corporate & Government Index.
The Low Duration Fund normally invests at least 80% of its assets in debt securities. For the purposes of this strategy, such debt securities include the following: obligations issued or guaranteed by the U.S. Government or a foreign
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government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; mortgage to-be-announced (“TBA”) securities; debt obligations of U.S. or foreign issuers; municipal securities; and asset-backed securities. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Low Duration Fund may invest up to 35% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). The Low Duration Fund may also invest up to 35% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Low Duration Fund’s assets) may be invested in emerging markets issuers. Up to 10% of the Low Duration Fund’s assets may be exposed to non-US currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-US currency exposure if the bond is either (i) US dollar-denominated or (ii) non-US dollar-denominated, but hedged back to US dollars. The Low Duration Fund may also invest up to 5% of its assets in convertible securities with a minimum rating of B. Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.
The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds. Mortgage-backed securities are asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies. CMOs are bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections. Asset-backed securities are bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.
The Low Duration Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Low Duration Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Low Duration Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements and mortgage dollar rolls).
The Low Duration Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
ABOUT THE PORTFOLIO MANAGEMENT OF THE LOW DURATION FUND
The Low Duration Fund is managed by a team of financial professionals. Akiva Dickstein, Scott MacLellan, CFA, CMT, Amanda Liu, CFA, Sam Summers and Siddharth Mehta are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds -- Portfolio Manager Information” for additional information about the portfolio management team.

Core Bond Fund
Investment Objective
The investment objective of the Core Bond Fund is to seek to realize a total return that exceeds that of the reference benchmark.
This investment objective is a non-fundamental policy of the Fund and may not be changed without 30 days’ prior notice to shareholders.
Total return is a way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.
Principal Investment Strategies
The Core Bond Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government or a foreign government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; mortgage to-be-announced (“TBA”) securities; debt obligations of U.S. or foreign issuers; municipal securities; and asset-backed securities. The Fund’s investments in derivatives will be
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counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. As of December 31, 2025, the average duration of the benchmark, the Bloomberg U.S. Aggregate Bond Index, was 5.79 years, as calculated by BlackRock. The 80% policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.
The Core Bond Fund may invest up to 25% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Fund’s assets) may be invested in emerging markets issuers. Up to 10% of the Core Bond Fund’s assets may be exposed to non-US currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-US currency exposure if the bond is either (i) US dollar-denominated or (ii) non-US dollar-denominated, but hedged back to US dollars.
The Core Bond Fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the Core Bond Fund’s management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Investment grade securities are securities rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. Split rated bonds are bonds that receive different ratings from two or more rating agencies.
The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds. Mortgage-backed securities are asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies. CMOs are bonds that are backed by cash flows from pools of mortgages. CMOs may have multiple classes with different payment rights and protections. Asset-backed securities are bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.
The Core Bond Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Core Bond Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Core Bond Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements and mortgage dollar rolls).
The Core Bond Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
ABOUT THE PORTFOLIO MANAGEMENT OF THE CORE BOND FUND
The Core Bond Fund is managed by a team of financial professionals. Rick Rieder, Russell Brownback, Chi Chen, Siddharth Mehta and Sam Summers are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

Other Strategies Applicable to the Funds
In addition to the principal strategies discussed above, the Funds may also invest or engage in the following investments/strategies:
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Collateralized Debt Obligations (Low Duration Fund and Core Bond Fund) — The Fund may invest up to 10% of its net assets in collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.
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Common Stock (High Yield Fund) — The Fund may acquire and hold common stock either directly or indirectly. Indirect acquisitions include unit offerings with fixed-income securities or in connection with an amendment, waiver, or a conversion or exchange of fixed-income securities, or in connection with the bankruptcy or workout of a
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distressed fixed-income security, or upon the exercise of a right or warrant obtained in connection with the Fund’s investment in a fixed-income security. Direct investments in common stock will be limited to 10% of the Fund’s assets.
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Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds (“ETFs”), unit investment trusts, and open-end and closed-end funds. Each Fund may invest in affiliated investment companies, including affiliated money market funds and affiliated ETFs.
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Investment Grade Debt Securities (High Yield Fund) — The Fund may invest in “investment grade securities,” which are securities rated in the four highest rating categories of the major rating agencies (Moody’s, S&P and Fitch) or deemed to be of equivalent quality by BlackRock. Debt obligations rated in the lowest of the top four ratings (i.e., “Baa” by Moody’s or “BBB” by S&P or Fitch) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. If an investment grade security held by the Fund is subsequently downgraded below investment grade, BlackRock will consider such an event in determining whether the Fund should continue to hold the security.
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Securities Lending (High Yield Fund) — Each Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
◼
Temporary Defensive Strategies — For temporary defensive purposes, for example, to respond to adverse market, economic, political or other conditions each Fund may depart from its principal investment strategies and may restrict the markets in which it invests and may invest without limitation in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short-term debt obligations of corporate issuers, certificates of deposit, bankers acceptances, commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed-income securities. Temporary defensive positions may affect each Fund’s ability to achieve its investment objective.
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When-Issued and Delayed Delivery Securities and Forward Commitments — Each Fund may invest in securities prior to their date of issue. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.
Investment Risks

This section contains a discussion of the general risks of investing in the Funds. The “Investment Objectives and Policies” section in the Statement of Additional Information (“SAI”) also includes more information about the Funds, their investments and the related risks. As with any fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Each risk noted below is applicable to each Fund unless the specific Fund or Funds are noted in a parenthetical. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in a Fund:
◼
Borrowing Risk (Low Duration Fund and Core Bond Fund) — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
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Collateralized Bond Obligations Risk (High Yield Fund) — The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.
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Convertible Securities Risk (High Yield Fund) — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.
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◼
Corporate Loans Risk (High Yield Fund) — Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate (“SOFR”), or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, the Fund may experience difficulties in selling its corporate loans. Transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, a Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, a Fund may become a member of the syndicate.
The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads.
The corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.
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Debt Securities Risk — Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which is described in further detail below:
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that
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hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
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Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Leverage Risk — The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
Market Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Volatility and Correlation Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.
Hedging Risk — When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.
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Tax Risk — The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service (the “IRS”).
Regulatory Risk — Derivative contracts are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, with respect to uncleared swaps, swap dealers are required to collect variation margin from the Fund and may be required by applicable regulations to collect initial margin from the Fund. Both initial and variation margin may be comprised of cash and/or securities, subject to applicable regulatory haircuts. Shares of investment companies (other than certain money market funds) may not be posted as collateral under applicable regulations. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund itself is regulated. BlackRock cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.
Risks Specific to Certain Derivatives Used by the Fund
Swaps — Swap agreements, including total return swaps that may be referred to as contracts for difference, are two-party contracts entered into for periods ranging from a few days to more than one year. In a standard “swap” transaction, two parties agree to exchange the value(s) or cash flow(s) of one asset for another over a certain period of time. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also involve the risk that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty and the return on the referenced asset. In addition, swap agreements are subject to market and illiquidity risk, leverage risk and hedging risk.
Credit Default Swaps — Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to illiquid investments risk and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Forward Foreign Currency Exchange Contracts — Forward foreign currency exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
Futures — Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are; (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest
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rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
Options — An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
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Distressed Securities Risk (High Yield Fund) — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
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Dollar Rolls Risk — A dollar roll transaction involves a sale by the Fund of a mortgage-backed, U.S. Treasury or other security (as permitted by the Fund’s investment strategies) concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of dollar rolls may depend upon the adviser’s ability to correctly predict interest rates and prepayments, depending on the underlying security. There is no assurance that dollar rolls can be successfully employed.
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Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets may include those in countries considered emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.
Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.
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Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments may adversely affect the Fund’s performance. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by the Fund may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors. Foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may significantly decrease the liquidity and value of the securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
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Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.
Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.
Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Should the Fund invest in a debt security denominated in U.S. dollars and issued by an issuer whose functional currency is a currency other than the U.S. dollar, and such currency decreases in value against the U.S. dollar, such issuer’s ability to repay its obligation under the U.S. dollar-denominated security may be negatively impacted.
Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to the governments of certain countries, or the U.S. Government with respect to certain countries, prohibiting or imposing substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries. Capital controls and/or sanctions may include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions of one government against another government, such as seizure of assets. Any of these actions could
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severely impair the Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to foreign securities and assets, including the ability to transfer the Fund’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Fund’s operations, causing the Fund to decline in value.
Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.
Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.
Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.
At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.
Withholding Tax Reclaims Risk -- The Fund may file claims to recover foreign withholding taxes on dividend and interest income (if any) received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when the Fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where the Fund expects to recover withholding taxes, the net asset value of the Fund generally includes accruals for such tax refunds. The Fund regularly evaluates the probability of recovery. If the likelihood of recovery materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value. Shareholders in the Fund at the time an accrual is written down will bear the impact of the resulting reduction in net asset value regardless of whether they were shareholders during the accrual period. Conversely, if the Fund receives a tax refund that has not been previously accrued, shareholders in the Fund at the time of the successful recovery will benefit from the resulting increase in the Fund’s net asset value. Shareholders who sold their shares prior to such time will not benefit from such increase in the Fund’s net asset value.
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High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase the Fund’s portfolio turnover rate. A TBA transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later.
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High Yield Bonds Risk (High Yield Fund and Low Duration Fund) — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund. The major risks of junk bond investments include:
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Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
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Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.
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Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
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Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.
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Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid than higher rated fixed-income securities, judgment may play a greater role in valuing junk bonds than is the case with securities trading in a more liquid market.
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The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
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Illiquid Investments Risk — The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and any security or instrument held by the Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. In addition, if the Fund is limited in its ability to dispose of illiquid investments during periods when shareholders are redeeming or selling their shares or the Fund’s net assets otherwise shrink, the Fund will need to dispose of liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have greater exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions or sales of Fund shares may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the Securities and Exchange Commission (the “SEC”) , the Fund is subject to the federal securities laws, including the Investment Company Act of 1940, as amended (the “Investment Company Act”) and the rules thereunder. Under Rule 18f-4 under the Investment Company Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class.
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Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
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Mezzanine Securities Risk (High Yield Fund) — Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.
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Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.
Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.
The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) and a decline in or flattening of real estate values (in each case as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial
40

difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
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Operational and Technology Risks — The Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, the Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, authorized participants, listing exchanges, other financial market operators, and governmental authorities, as applicable. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. The Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which the Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with the Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by the Fund or erroneous subscription or redemption orders; the inability of the Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of the Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to the Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by the Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. The Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to the Fund.
While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect the Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. The Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
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Preferred Securities Risk (High Yield Fund) — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
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Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
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Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
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Risk of Investing in the United States — A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.
The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political discord, as well as significant challenges in managing and containing the outbreak of COVID-19. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
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Risks of Loan Assignments and Participations (High Yield Fund) — As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able unilaterally to enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
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U.S. Government Issuer Risk (Low Duration Fund and Core Bond Fund) — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Each Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
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◼
Collateralized Debt Obligations Risk (Low Duration Fund and Core Bond Fund) — In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
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Common Stock Risk (High Yield Fund) — Common stocks represent equity ownership in a company. Stock markets are volatile. The price of common stock will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of common stock purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in inflation, interest or currency rates or generally adverse investor sentiment.
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Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
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Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
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Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. The Fund also may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in the Fund’s expense ratio. Because large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy, the Fund also reserves the right to redeem in-kind, subject to certain conditions. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.
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Ownership Limitations Risk — If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BlackRock, its affiliates or the Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BlackRock and its affiliates on behalf of clients (including the Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rule or otherwise impaired. The capacity of the Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of the Fund’s portfolio holdings.
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For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as the Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BlackRock and its affiliates for client funds and accounts managed by BlackRock (including the Fund) may not exceed the relevant limits without the grant of a license or other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BlackRock and its affiliates, the Fund or other client accounts to suffer disadvantages or business restrictions.
Ownership limitations are highly complex. It is possible that, despite BlackRock’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
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Reference Rate Replacement Risk — The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.
The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings would continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. After September 30, 2024, the remaining synthetic LIBOR settings ceased to be published, and all LIBOR settings have permanently ceased. The SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (“repo”) market and has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
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Reliance on Advisor Risk — The Fund is dependent upon services and resources provided by BlackRock, and therefore BlackRock’s parent, BlackRock, Inc. BlackRock is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of BlackRock will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, BlackRock’s personnel could have a negative effect on the performance or the continued operation of the Fund.
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Securities Lending Risk (High Yield Fund) — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
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Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by the Fund. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
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When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will
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not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
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Account Information

Details About the Share Class

Each Fund currently offers multiple share classes (Class K Shares in this prospectus), each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Only certain investors are eligible to buy Class K Shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) can help you determine whether you are eligible to buy Class K Shares.
Each Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.
The table below summarizes key features of Class K Shares of the Funds.
Class K Shares at a Glance

Availability
Available only to (i) certain employee benefit plans, such as health savings accounts, and certain employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs and SARSEPs) (collectively, “Employer-Sponsored Retirement Plans”), (ii) collective trust funds, investment companies and other pooled investment vehicles, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares, (iii) “Institutional Investors,”
which include, but are not limited to, endowments, foundations, family offices, banks and bank trusts, local, city, and state governmental institutions, corporations and insurance company separate accounts, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares ,(iv) clients of private banks that purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to sell such shares, (v) fee-based advisory platforms of a Financial
Intermediary that (a) has specifically acknowledged in a written agreement with the
Distributor and/or its affiliate(s) that the Financial Intermediary shall offer such shares to fee-based advisory clients through an omnibus account held at the Fund or
(b) transacts in the Fund’s shares through another intermediary that has executed such an agreement and (vi) any other investors who met the eligibility criteria for BlackRock
Shares or Class K Shares prior to August 15, 2016 and have continually held Class K
Shares of the Fund or the Predecessor Fund (as defined below) in the same account since August 15, 2016.

Minimum Investment
$5 million minimum initial investment for Institutional Investors.
There is no minimum initial investment requirement for any Employer-Sponsored
Retirement Plans or any other eligible investors other than Institutional Investors.
There is no minimum investment amount for additional purchases.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.
Distribution and Service (12b-1) Fees?	No.
Redemption Fees?	No.

Each Fund reserves the right to modify or waive the above-stated policies at any time.
When Class K Shares are purchased through a customer’s account in an Employer-Sponsored Retirement Plan through procedures established by the Employer-Sponsored Retirement Plan, confirmation of share purchases and redemptions will be sent to the Employer-Sponsored Retirement Plan. A customer’s ownership of shares will be recorded by the Employer-Sponsored Retirement Plan and reflected in the account statements provided by the Employer-Sponsored Retirement Plan to its participants.
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If you purchased your shares through an Employer-Sponsored Retirement Plan and you transfer your investment from an Employer-Sponsored Retirement Plan to a type of account, such as an individual retirement account, that is not an eligible Class K Share investor in the Fund, you must liquidate your investment in Class K Shares of the Fund and purchase a share class of the Fund or another fund advised by BlackRock or its affiliates that is available for purchase by that type of account.
For investors not purchasing shares through an Employer-Sponsored Retirement Plan, please see below for information on how to buy, sell, exchange and transfer shares.
Right of Accumulation
Investors have a “right of accumulation” under which any of the following may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge:
i.
The current value of an investor’s existing Investor A and A1, Investor C, Investor P, Institutional, Class K and Premier Shares in most mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”),
ii.
The current value of an investor’s existing shares of certain unlisted closed-end management investment companies sponsored and advised by BlackRock or its affiliates and
iii.
The investment in the BlackRock CollegeAdvantage 529 Program by the investor or by or on behalf of the investor’s spouse and children.
Financial Intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same Financial Intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.
How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your Financial Intermediary. If you are not purchasing shares through an Employer-Sponsored Retirement Plan, you may also buy, sell, exchange and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling, exchanging or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.
With certain limited exceptions, the Funds are generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments (including by way of exchange from another BlackRock Fund) into existing accounts, a Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W-8. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments.
Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, each Fund may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Fund may be transferred to that state.
How to Buy Shares
	Your Choices	Important Information for You to Know
Initial Purchase	Determine the amount of your investment
There is no minimum initial investment for any Employer-Sponsored
Retirement Plans or any other investors other than Institutional
Investors.
For Institutional Investors, there is a $5 million minimum initial investment for all accounts.

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	Your Choices	Important Information for You to Know
Initial Purchase (continued)	Have your Financial Intermediary submit your purchase order
The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the
“NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after that time will be priced at the net asset value determined on the next business day.
A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses”
table.
A Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain Financial Intermediaries may charge a processing fee to confirm a purchase.

	Or contact BlackRock (for accounts held directly with BlackRock)	For investors not purchasing shares through an Employer-Sponsored Retirement Plan, to purchase shares directly from BlackRock, call (800) 537-4942 and request a new account application.
Add to Your Investment	Purchase additional shares	There is no minimum investment amount for additional purchases.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares, you may contact your Financial Intermediary or Employer-Sponsored Retirement Plan.
Or contact BlackRock (for accounts held directly with BlackRock)
For investors not purchasing shares through an Employer-Sponsored
Retirement Plan:
Purchase by Telephone: Call the Fund at (800) 537-4942 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.
Purchase by Internet: You may purchase your shares and view activity in your account by logging onto the BlackRock website at
www.blackrock.com. Purchases made on the Internet using the
Automated Clearing House (“ACH”) will have a trade date that is the day after the purchase is made.
Certain institutional clients’ purchase orders placed by wire prior to the close of business on the NYSE will be priced at the net asset value determined that day. Contact your Financial Intermediary or BlackRock for further information. Limits on amounts that may be purchased via
Internet may vary. For additional information call BlackRock at
(800) 537-4942.
Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.
The Funds employ reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates incurred through fraudulent activity.

Acquire additional shares by reinvesting dividends and capital gains
All dividends and capital gains distributions are automatically reinvested in shares of the Fund at net asset value. To make any changes to your dividend and/or capital gains distributions options, please call BlackRock at (800) 537-4942 (for investors who are not purchasing shares through an Employer-Sponsored Retirement Plan) or contact your Financial Intermediary.

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	Your Choices	Important Information for You to Know
How to Pay for Shares	Making payment for purchases
If you are purchasing shares through an Employer-Sponsored
Retirement Plan, payment for an order must be made in Federal funds or other immediately available funds by the time specified by your
Financial Intermediary, but in no event later than 4:00 p.m. (Eastern time) on the first business day following the receipt of the order. If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the Fund.
If you are not purchasing shares through an Employer-Sponsored
Retirement Plan, payment for shares must normally be made in Federal funds or other immediately available funds by the time specified by your
Financial Intermediary but in no event later than 4:00 p.m. (Eastern time) on the first business day following receipt of the order. Payment may also, at the discretion of the Fund, be made in the form of securities that are permissible investments for the respective fund. If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the
Fund.

How to Sell Shares
	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order
If you purchased shares through an Employer-Sponsored Retirement
Plan, you can make redemption requests through your Financial
Intermediary in accordance with the procedures applicable to your accounts. These procedures may vary according to the type of account and the Financial Intermediary involved, and customers should consult their Financial Intermediary in this regard. Financial Intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis.
Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their Financial Intermediaries.
If you did not purchase your shares through an Employer-Sponsored
Retirement Plan, you can make redemption requests through your
Financial Intermediary.
The price of Class K Shares is based on the next calculation of the
Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business on the NYSE (generally, 4:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.
Regardless of the method the Fund uses to make payment of your redemption proceeds (check or wire), your redemption proceeds typically will be sent one business day after your request is submitted, but in any event, within seven days.
Certain Financial Intermediaries may charge a fee to process a redemption of shares.
The Fund may reject an order to sell shares under certain
circumstances.

Selling shares held directly with BlackRock
Methods of Redeeming if You Did Not Purchase Your Shares Through
an Employer-Sponsored Retirement Plan
Redeem by Telephone: You may sell shares held at BlackRock by telephone request. Call (800) 537-4942 for details.
The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions

49

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)
that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.
During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.
Redeem by Internet: You may redeem in your account by logging onto the BlackRock website at www.blackrock.com. Proceeds from Internet redemptions will be sent via wire to the bank account of record.
Redeem in Writing: Redemption requests may be sent in proper form to BlackRock, P.O. Box 534429, Pittsburgh, Pennsylvania 15253-4429
or for overnight delivery, Attention: 534429, 1350 Penn Avenue, Suite
102, Pittsburgh, Pennsylvania 15222. Under certain circumstances, a medallion signature guarantee will be required.
Payment of Redemption Proceeds
Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, by wire transfer.
Payment by Check: BlackRock will normally mail redemption proceeds within one business day following receipt of a properly completed request, but in any event within seven days. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.
The Fund reserves the right to reinvest any dividend or distribution amounts (e.g., income dividends or capital gains) which you have elected to receive by check should your check be returned as undeliverable or remain uncashed for more than 6 months. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the net asset value next calculated, on the day of the investment. When reinvested, those amounts are subject to the risk of loss like any fund investment. If you elect to receive distributions in cash and a check remains undeliverable or uncashed for more than 6 months, your cash election may also be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the net asset value as of the date of payment of the distribution.
Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the
Fund. Shares can be redeemed by Federal wire transfer to a single previously designated bank account. No charge for wiring redemption payments with respect to Class K Shares is imposed by the Fund. You are responsible for any additional charges imposed by your bank for wire transfers.
The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.
***

50

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)	If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.
Redemption Proceeds
Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, when a significant portion of the Fund’s portfolio may be comprised of less-liquid investments, the Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by (i) borrowing under a line of credit it has entered into with a group of lenders and/or (ii) transferring portfolio securities in-kind to you. The
SAI includes more information about the Fund’s line of credit.
If the Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of redemption.

How to Exchange Shares or Transfer Your Account
	Your Choices	Important Information for You to Know
Exchange Privilege	Selling shares of one BlackRock Fund to purchase shares of another BlackRock Fund (“exchanging”)
Class K Shares of the Fund are generally exchangeable for shares of the same class of another BlackRock Fund, to the extent such shares are offered by your Financial Intermediary. Investors who currently own
Class K Shares of the Fund may make exchanges into Class K Shares of other BlackRock Funds except for investors holding shares through certain client accounts at Financial Intermediaries that are omnibus with the Fund and do not meet applicable minimums. There is no required minimum amount with respect to exchanges of Class K
Shares. You may only exchange into Class K Shares of a BlackRock
Fund that is open to new investors or in which you have a current account, if the BlackRock Fund is closed to new investors.
To exercise the exchange privilege, you may contact your Financial
Intermediary. Alternatively, if your account is held directly with
BlackRock, you may: (i) call (800) 537-4942 and speak with one of our representatives, (ii) make the exchange via the Internet by accessing your account online at www.blackrock.com or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your new account application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 537-4942. The Fund has the right to reject any telephone request for any reason.
Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Short-Term Trading Policy” below. For U.S. federal income tax purposes, a share exchange is a taxable event and a capital gain or loss may be realized.
Please consult your tax adviser or other Financial Intermediary before making an exchange request.

Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary
You may transfer your Class K Shares of the Fund only to another
Financial Intermediary that has entered into an agreement with the
Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm. Please contact your Financial
Intermediary to accomplish the transfer of your Class K Shares.

	Transfer to a non-participating Financial Intermediary	You must either: •Transfer your Class K Shares to an account with the Fund; or •Sell your Class K Shares.
51

	Your Choices	Important Information for You to Know
Transfer Shares to Another Financial Intermediary (continued)	Transfer to a non-participating Financial Intermediary (continued)	Please contact your Financial Intermediary to accomplish the transfer of your Class K Shares.

Additional Purchase and Redemption Information Applicable to the Fund if You Are Not Purchasing Shares Through an Employer-Sponsored Retirement Plan
If you are not purchasing shares through an Employer-Sponsored Retirement Plan, the Fund may authorize one or more banks, savings and loan associations and other financial institutions (each a “Service Organization”) to accept purchase and redemption orders on its behalf. Such Service Organizations may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. If you purchase or redeem shares through a Service Organization or its designee, that entity may have its own deadlines for the receipt of the purchase or redemption order that may be earlier than those stated in the prospectus. The Fund will be deemed to have received a purchase or redemption order when a Service Organization or, if applicable, that Service Organization’s authorized designee, accepts the order. These orders will be priced at the Fund’s net asset value per share next calculated after they are so accepted.
Funds’ Rights

Each Fund may:
◼
Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;
◼
Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;
◼
Redeem shares for property other than cash as may be permitted under the Investment Company Act; and
◼
Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (the “Fund Minimum”), and may redeem the shares in your account if the net asset value of those shares in your account falls below $500 for any reason, including market fluctuation.
You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your Financial Intermediary.
Short-Term Trading Policy

The Board of Trustees (the “Board”) has determined that the interests of long-term shareholders and each Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Fund and its returns to shareholders. For example, large flows of cash into and out of the Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Fund’s performance.
A fund’s investment in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the fund’s portfolio securities and the determination of the fund’s net asset value as a
52

result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Management of the Funds — Valuation of Fund Investments” below.
Each Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to the Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Fund or its shareholders.
If as a result of its own investigation, information provided by a Financial Intermediary or other third-party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at Financial Intermediaries, however, include multiple investors and such accounts typically provide the Funds with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to Financial Intermediaries that maintain omnibus accounts with the Transfer Agent pursuant to which such Financial Intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a Financial Intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such Financial Intermediary’s agreement with the Distributor, suspend such Financial Intermediary’s trading privileges or take other appropriate actions.
There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.
Each Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Fund or long-term shareholders.
53

Management of the Funds

BlackRock

BlackRock, each Fund’s investment adviser, manages each Fund’s investments and its business operations subject to the oversight of the Board of BlackRock Funds V (the “Trust”). While BlackRock is ultimately responsible for the management of each Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, majority-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock International Limited (“BIL”), sub-adviser to each Fund, and BlackRock (Singapore) Limited (“BSL”), sub-adviser to the Low Duration Fund and the Core Bond Fund, are registered investment advisers organized in 1995 and 2000, respectively. BlackRock and its affiliates had approximately $14.0 trillion in investment company and other portfolio assets under management as of December 31, 2025.
Each Fund has entered into a management agreement (the “Management Agreement”) with BlackRock. Under the Management Agreement, BlackRock receives for its services to each Fund a fee at an annual rate based on each Fund’s average daily net assets.
High Yield Fund
With respect to the High Yield Fund, the annual management fees payable to BlackRock (as a percentage of average daily net assets) are calculated as follows:
Rate of Management Fee
Average Daily Net Assets	High Yield Fund
First $1 billion	0.500%
$1 billion – $2 billion	0.450%
$2 billion – $3 billion	0.425%
$3 billion – $25 billion	0.400%
$25 billion – $30 billion	0.375%
Greater than $30 billion	0.350%

Low Duration Fund
With respect to the Low Duration Fund, the annual management fees payable to BlackRock (as a percentage of average daily net assets) are calculated as follows:
Rate of Management Fee
Average Daily Net Assets	Low Duration Fund
First $1 billion	0.310%
$1 billion – $3 billion	0.290%
$3 billion – $5 billion	0.280%
$5 billion – $10 billion	0.270%
Greater than $10 billion	0.260%

Core Bond Fund
With respect to the Core Bond Fund, the annual management fees payable to BlackRock (as a percentage of average daily net assets) are calculated as follows:
54

Rate of Management Fee
Average Daily Net Assets	Core Bond Fund
First $1 billion	0.350%
$1 billion – $2 billion	0.340%
$2 billion – $3 billion	0.330%
Greater than $3 billion	0.320%

BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees each Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates (the “affiliated money market fund waiver”), through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of each Fund.
For the fiscal year ended September 30, 2025, BlackRock received a management fee, net of management fee waivers, at the annual rate described below of each Fund’s average daily net assets:
Fund	Management Fees (Net of Applicable Waivers)
BlackRock High Yield Portfolio	0.39%
BlackRock Low Duration Bond Portfolio	0.29%
BlackRock Core Bond Portfolio	0.33%

BlackRock has entered into a separate sub-advisory agreement with BIL, an affiliate of BlackRock, with respect to each Fund. Under each sub-advisory agreement, BlackRock pays BIL for services it provides for that portion of each Fund for which it acts as sub-adviser a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement with respect to the applicable Fund.
BlackRock has entered into a sub-advisory agreement with BSL, an affiliate of BlackRock, with respect to each of the Low Duration Fund and the Core Bond Fund. Under each sub-advisory agreement, BlackRock pays BSL for services it provides for that portion of the Low Duration Fund and the Core Bond Fund for which it acts as sub-adviser a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement with respect to the Low Duration Fund and the Core Bond Fund, respectively.
BlackRock has agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) a Fund’s pro rata share of the fees and expenses incurred indirectly by the Funds as a result of investing in other investment companies; (iii) other expenses attributable to, and incurred as a result of, the Funds’ investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Funds’ business, if any) of Class K Shares of the Funds at the levels shown below and in a Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.
With respect to each Fund’s Class K Shares, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses as a percentage of average daily net assets to the amounts noted in the table below.
55

Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Total Annual Fund
Operating Expenses[2]
after giving effect to all
applicable expense limitation
provisions (excluding Dividend
Expense, Interest Expense,
Acquired Fund Fees
and Expenses and certain
other Fund Expenses)

High Yield Fund	0.58%	0.47%
Low Duration Fund	0.35%	0.35%
Core Bond Fund	0.38%	0.38%

1
The contractual caps are in effect through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of each Fund.
2
As a percentage of average daily net assets.
The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual caps on net expenses will be reduced by the amount of the affiliated money market fund waiver.
As stated above, the waivers and reimbursements made pursuant to the contractual expense caps and described in the table above do not include Interest Expense. A Fund’s Interest Expense is required to be reported as part of operating expenses in such Fund’s expense table for accounting purposes. A Fund incurs Interest Expense when making certain investments (e.g., tender option bonds) to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with a Fund’s use of those investments.
A discussion of the basis for the Board’s approval of the Management Agreement with BlackRock with respect to each Fund, the sub-advisory agreements between BlackRock and BIL with respect to each Fund, and the sub-advisory agreement between BlackRock and BSL with respect to the Low Duration Fund and the Core Bond Fund is available in the respective Fund’s reports filed on Form N-CSR for the fiscal year ended September 30, 2025.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of a Fund.
Portfolio Manager Information

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.
High Yield Fund
The High Yield Fund is managed by a team of financial professionals. Mitchell Garﬁn, CFA and David Delbos are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since*	Title and Recent Biography
Mitchell Garfin, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009	Managing Director of BlackRock, Inc. since 2009.
David Delbos	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014	Managing Director of BlackRock, Inc. since 2012.

*
Includes management of BlackRock High Yield Bond Portfolio, a series of BlackRock Funds II (the “High Yield Predecessor Fund”).
56

Low Duration Fund
The Low Duration Fund is managed by a team of financial professionals. Akiva Dickstein, Scott MacLellan, CFA, CMT, Amanda Liu, CFA, Sam Summers and Siddharth Mehta are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Akiva Dickstein	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2020	Managing Director of BlackRock, Inc. since 2009.
Scott MacLellan, CFA, CMT	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012*	Managing Director of BlackRock, Inc. since 2022; Director of BlackRock, Inc. from 2010 to 2021.
Amanda Liu, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2020; Vice President of BlackRock, Inc. from 2015 to 2019.
Sam Summers	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2022; Vice President of BlackRock, Inc. from 2018 to 2021.
Siddharth Mehta	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2024; Director of BlackRock, Inc. from 2020 to 2023; Vice President of BlackRock, Inc. from 2018 to 2019.

*
Includes management of BlackRock Low Duration Bond Portfolio, a series of BlackRock Funds II (the “Low Duration Predecessor Fund”).
Core Bond Fund
The Core Bond Fund is managed by a team of financial professionals. Rick Rieder, Russell Brownback, Chi Chen, Siddharth Mehta and Sam Summers are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since	Title and Recent Biography
Rick Rieder	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2010*
Chief Investment Officer of Global Fixed
Income, Head of Global Allocation Investment
Team, member of the Global Executive
Committee, Global Operating Committee and
Chairman of the BlackRock, Inc. firmwide
Investment Council; Managing Director of
BlackRock, Inc. since 2009.

Russell Brownback	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2017.
57

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Chi Chen	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Managing Director of BlackRock, Inc. since 2024; Director of BlackRock, Inc. from 2020 to 2023; Vice President of BlackRock, Inc. from 2018 to 2019.
Siddharth Mehta	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Managing Director of BlackRock, Inc. since 2024; Director of BlackRock, Inc. from 2020 to 2023; Vice President of BlackRock, Inc. from 2018 to 2019.
Sam Summers	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025	Director of BlackRock, Inc. since 2022; Vice President of BlackRock, Inc. from 2018 to 2021.

*
Includes management of BlackRock Core Bond Portfolio, a series of BlackRock Funds II (the “Core Bond Predecessor Fund” and collectively with the High Yield Bond Predecessor Fund and the Low Duration Bond Predecessor Fund, the ”Predecessor Funds“ and each, a ”Predecessor Fund“).
Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage each Fund and its shareholders.
BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of each Fund. BlackRock and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BlackRock and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which each Fund may directly or indirectly invest.
BlackRock and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of each Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by each Fund. This may include transactions in securities issued by other open-end and closed-end investment companies, including investment companies that are affiliated with each Fund and BlackRock, to the extent permitted under the Investment Company Act. The trading activities of BlackRock and its Affiliates are carried out without reference to positions held directly or indirectly by each Fund. These activities may result in BlackRock or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by each Fund.
A Fund may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. A Fund may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services. A Fund also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.
An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend each Fund or who engage in transactions with or for each Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with each Fund. As a result, an Affiliate may compete with each Fund for appropriate investment opportunities. The results of each Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that each Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, each Fund may enter into transactions in which BlackRock or an Affiliate or their directors, officers, employees or clients have an adverse interest. A Fund may be adversely impacted by the effects of transactions undertaken by BlackRock or an Affiliate or their directors, officers, employees or clients.
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From time to time, BlackRock or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of each Fund. The price, availability, liquidity, and (in some cases) expense ratio of each Fund may be impacted by purchases and sales of each Fund by BlackRock or its advisory clients.
A Fund’s activities may be limited because of regulatory restrictions applicable to BlackRock or an Affiliate or their policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, each Fund has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as its securities lending agent to the extent that it participates in the securities lending program. For these services, the securities lending agent will receive a fee from each participating Fund based on the returns earned on the Fund’s lending activities, including the investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which each Fund may lend its portfolio securities under the securities lending program.
BlackRock and its Affiliates may benefit from a fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BlackRock and its Affiliates are not obligated to license an index to a fund, and no fund is under an obligation to use a BlackRock index. The terms of a fund’s index licensing agreement with BlackRock or its Affiliates may not be as favorable as the terms offered to other licensees.
The activities of BlackRock and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage each Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.
Valuation of Fund Investments

When you buy shares, you pay the net asset value. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable redemption fee. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is received. The net asset value of each class of shares normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the NYSE (normally 4:00 p.m., Eastern time), on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The net asset value of shares is calculated by dividing the value of the net assets of each class of shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the class, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by a Fund is determined pursuant to BlackRock’s valuation policies and procedures. BlackRock has been designated by the Board as the valuation designee for each Fund pursuant to Rule 2a-5 under the Investment Company Act.
Equity securities and other equity instruments (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Each Fund values fixed-income portfolio securities and certain derivative instruments using bid prices provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with BlackRock’s valuation policies and procedures. Pricing services may use valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by the Fund. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BlackRock determines in good faith that such method does not represent fair value.
Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of regular trading hours of the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times. U.S. government securities, money market instruments and certain fixed income securities are generally priced as of close of regular trading hours on the NYSE.
59

When market quotations are not readily available or are believed by BlackRock to be unreliable, BlackRock will fair value a Fund’s investments in accordance with its policies and procedures. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that the event is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.
Each Fund may accept orders from certain authorized Financial Intermediaries or their designees. Each Fund will be deemed to receive an order when accepted by the Financial Intermediary or designee, and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the Financial Intermediary could be held liable for any losses.
Dividends, Distributions and Taxes

BUYING A DIVIDEND
Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

The Fund will distribute net investment income, if any, monthly and net realized capital gain, if any, at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Dividends may be reinvested automatically in shares of each Fund at net asset value or may be taken in cash. If you would like to receive dividends in cash, contact your Financial Intermediary or the Fund.
Your tax consequences from an investment in the Fund will depend on whether you have invested through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code (a “Qualified Plan”).
Investments Through a Qualified Plan
Special tax rules apply to investments made through Qualified Plans. If you are invested through a Qualified Plan (and Fund shares are not “debt-financed property” to the plan), then you will not be subject to U.S. federal income tax on the dividends paid by the Fund or the gain realized from a redemption or exchange of Fund shares until you withdraw or receive distributions from the plan. Distributions you receive from the Qualified Plan may be subject to U.S. federal withholding tax depending on the kind of payment you receive.
Investments Not Made Through Qualified Plans
If you are not invested through a Qualified Plan, you will generally pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Fund distributions derived from qualified dividend income, which consists of dividends received from U.S. corporations and qualifying foreign corporations, and long-term capital gains, are eligible for taxation at a maximum rate of 15% or 20% for individuals, depending on whether their income exceeds certain threshold amounts, which are adjusted annually for inflation.
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A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
Special Considerations for Non-U.S. Persons
If you are not invested through a Qualified Plan and you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions paid to a foreign shareholder and reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
The High Yield Fund has formed a wholly-owned Delaware subsidiary (the “Blocker Subsidiary”) to hold interests in certain of its portfolio companies to permit the High Yield Fund to continue to meet the qualifications for taxation as a regulated investment company (“RIC”) under the Internal Revenue Code. The Blocker Subsidiary will qualify for the exclusion from the definition of the term investment company pursuant to Section 3(c)(7) of the Investment Company Act or will otherwise not be required to register as an investment company under the Investment Company Act. Entities such as the Blocker Subsidiary are typically organized as corporations or as limited liability companies or partnerships that elect to be taxed as corporations for U.S. federal income tax purposes and hold certain investments in pass-through tax entities (such as partnership interests or limited liability company interests) the gross revenue from which would be “bad income” for purposes of RIC qualification. The High Yield Fund may not invest more than 25% of its total assets in the shares of the Blocker Subsidiary. The Blocker Subsidiary will be subject to federal corporation income tax. The Blocker Subsidiary’s distributions of its after-tax earnings to the High Yield Fund will be “good income” for RIC qualification purposes, and will be treated as qualified dividend income (for non-corporate shareholders) and as eligible for the dividends received deduction (for corporate shareholders), or as returns of capital.
This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.
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Financial Highlights

The financial highlights tables are intended to help investors understand each Fund’s financial performance for the periods shown. Certain information reflects financial results for a single share of the Fund. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. The information has been audited by Deloitte & Touche LLP whose report, along with each Fund’s audited financial statements, is included in each Fund’s Annual Financial Statements and Additional Information for the fiscal year ended September 30, 2025, as filed with the SEC on Form N-CSR, which are available upon request and at www.blackrock.com.
	BlackRock High Yield Portfolio
	Class K
(For a share outstanding throughout each period)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of year	$7.24	$6.71	$6.48	$7.89	$7.43
Net investment income(a)	0.49	0.50	0.45	0.37	0.38
Net realized and unrealized gain (loss)	0.05	0.53	0.24	(1.37)	0.46
Net increase (decrease) from investment operations	0.54	1.03	0.69	(1.00)	0.84
Distributions(b)
From net investment income	(0.53)	(0.50)	(0.46)	(0.39)	(0.38)
From net realized gain	—	—	—	(0.00)(c)	—
Return of capital	—	—	(0.00)(c)	(0.02)	—
Total distributions	(0.53)	(0.50)	(0.46)	(0.41)	(0.38)
Net asset value, end of year	$7.25	$7.24	$6.71	$6.48	$7.89
Total Return(d)
Based on net asset value	7.75%	15.92%	10.81%	(13.12)%	11.53%
Ratios to Average Net Assets(e)
Total expenses	0.47%	0.48%	0.48%	0.49%	0.48%
Total expenses after fees waived and/or reimbursed	0.46%	0.47%	0.48%	0.48%	0.47%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.46%	0.47%	0.48%	0.48%	0.47%
Net investment income	6.85%	7.07%	6.72%	5.09%	4.86%
Supplemental Data
Net assets, end of year (000)	$13,139,780	$11,427,594	$7,249,086	$6,116,737	$7,883,370
Portfolio turnover rate	64%	74%	66%	67%	76%

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
62

Financial Highlights (continued)

	BlackRock Low Duration Bond Portfolio
	Class K
(For a share outstanding throughout each period)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of year	$9.15	$8.81	$8.90	$9.72	$9.70
Net investment income(a)	0.42	0.41	0.33	0.15	0.12
Net realized and unrealized gain (loss)	0.02	0.34	0.00 (b)	(0.79)	0.04
Net increase (decrease) from investment operations	0.44	0.75	0.33	(0.64)	0.16
Distributions(c)
From net investment income	(0.40)	(0.34)	(0.42)	(0.18)	(0.14)
Return of capital	(0.02)	(0.07)	—	—	—
Total distributions	(0.42)	(0.41)	(0.42)	(0.18)	(0.14)
Net asset value, end of year	$9.17	$9.15	$8.81	$8.90	$9.72
Total Return(d)
Based on net asset value	4.93%	8.68%	3.82%	(6.67)%	1.63%
Ratios to Average Net Assets(e)
Total expenses	0.37%	0.38%	0.37%	0.37%	0.37%
Total expenses after fees waived and/or reimbursed	0.35%	0.35%	0.35%	0.35%	0.36%
Net investment income	4.60%	4.54%	3.76%	1.65%	1.23%
Supplemental Data
Net assets, end of year (000)	$688,946	$538,692	$617,831	$814,127	$943,607
Portfolio turnover rate(f)	182%	134%	212%	163%	129%

(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)	175%	121%	183%	153%	125%

63

Financial Highlights (concluded)

	BlackRock Core Bond Portfolio
	Class K
(For a share outstanding throughout each period)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of year	$8.52	$7.96	$8.14	$9.91	$10.46
Net investment income(a)	0.34	0.34	0.30	0.17	0.14
Net realized and unrealized gain (loss)	(0.12)	0.57	(0.18)	(1.70)	(0.14)
Net increase (decrease) from investment operations	0.22	0.91	0.12	(1.53)	0.00
Distributions(b)
From net investment income	(0.32)	(0.35)	(0.28)	(0.16)	(0.19)
From net realized gain	—	—	—	(0.06)	(0.36)
Return of capital	—	—	(0.02)	(0.02)	—
Total distributions	(0.32)	(0.35)	(0.30)	(0.24)	(0.55)
Net asset value, end of year	$8.42	$8.52	$7.96	$8.14	$9.91
Total Return(c)
Based on net asset value	2.75%	11.73%	1.35%	(15.68)%	0.02%
Ratios to Average Net Assets(d)
Total expenses	0.42%	0.43%	0.43%	0.43%	0.42%
Total expenses after fees waived and/or reimbursed	0.38%	0.38%	0.38%	0.39%	0.39%
Net investment income	4.17%	4.18%	3.56%	1.81%	1.40%
Supplemental Data
Net assets, end of year (000)	$839,212	$802,248	$674,059	$584,718	$952,547
Portfolio turnover rate(e)	587%	583%	467%	533%	585%

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Portfolio turnover rate (excluding MDRs)	412%	436%	336%	337%	387%

64

General Information

Shareholder Documents

Electronic Access to Annual and Semi-Annual Reports, Annual and Semi-Annual Financial Statements and Additional Information and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of annual and semi-annual reports, Annual and Semi-Annual Financial Statements and Additional Information and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly With BlackRock:
◼
Access the BlackRock website at http://www.blackrock.com/edelivery; and
◼
Log into your account.
Delivery of Shareholder Documents
Each Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 537-4942.
Certain Fund Policies

Anti-Money Laundering Requirements
Each Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism, or economic sanctions.
Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism, or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
65

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about the Funds, including how they invest, please see the SAI.
For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.
66

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Funds, please see the SAI.
Acquired Fund Fees and Expenses — a Fund’s pro rata share of the fees and expenses incurred indirectly by a Fund as a result of investing in other investment companies.
Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.
Bloomberg U.S. Aggregate Bond Index — a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index — an unmanaged index comprised of issues that meet the following US corporate bond criteria: at least $150 million par value outstanding, maximum credit rating of Ba1, at least one year to maturity, and no one issuer represents more than 2 percent of the index.
Bloomberg U.S. Universal Index — an index that represents the union of the US Aggregate Index, US Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, US Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield.
Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.
ICE BofA 1-3 Year US Corporate & Government Index — an index that is a subset of ICE BofA US Corporate & Government Index including all securities with a remaining term to final maturity less than 3 years.
Management Fee — a fee paid to BlackRock for managing a Fund.
Other Expenses — include accounting, transfer agency, custody, professional fees and registration fees.
Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.
Shareholder Fees — fees paid directly by a shareholder, including sales charges that you may pay when you buy or sell shares of a Fund.
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For More Information

Funds and Service Providers

FUNDS
BlackRock Funds V
 BlackRock High Yield Portfolio
 BlackRock Low Duration Bond Portfolio
 BlackRock Core Bond Portfolio
100 Bellevue Parkway
Wilmington, Delaware 19809
Written Correspondence:
P.O. Box 534429
Pittsburgh, Pennsylvania 15253-4429
Overnight Mail:
Attention: 534429
1350 Penn Avenue, Suite 102
Pittsburgh, Pennsylvania 15222
(800) 537-4942
MANAGER AND ADMINISTRATOR
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
SUB-ADVISERS
BlackRock International Limited
Dundas House
20 Brandon Street
Edinburgh, EH3 5PP
United Kingdom
BlackRock (Singapore) Limited1
20 Anson Road #18-01
079912 Singapore
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
118 Flanders Road
Westborough, Massachusetts 01581
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
115 Federal Street
Boston, Massachusetts 02110
ACCOUNTING SERVICES PROVIDER
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
DISTRIBUTOR
BlackRock Investments, LLC
50 Hudson Yards
New York, New York 10001
CUSTODIAN
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
COUNSEL
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

1
BlackRock Low Duration Bond Portfolio and BlackRock Core Bond Portfolio only.

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports and Form N-CSR
Each Fund’s annual and semi-annual reports and Form N-CSR contain additional information about each of the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected a Fund’s performance for the last fiscal year. In Form N-CSR, you will find the Fund’s financial statements.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated January 28, 2026, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund’s annual and semi-annual reports and other information such as Fund financial statements, by calling (800) 537-4942. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 537-4942.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 537-4942.
World Wide Web
General Fund information and specific Fund performance, including the SAI, annual/semi-annual reports and other information such as Fund financial statements, can be accessed free of charge at www.blackrock.com/prospectus. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock Funds V
P.O. Box 534429
Pittsburgh, Pennsylvania 15253-4429
Overnight Mail
BlackRock Funds V
Attention: 534429
1350 Penn Avenue Suite 102
Pittsburgh, Pennsylvania 15222
Internal Wholesalers/Broker Dealer Support
Available on any business day to support investment professionals. Call: (800) 882-0052.
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.
Securities and Exchange Commission
You may also view and copy public information about the Funds, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811-23339
© BlackRock Advisors, LLC

PROV-BD3-K-0126R

JANUARY 28, 2026 (AS AMENDED JUNE 2, 2026)

Prospectus
BlackRock Funds V | Service Shares
●
BlackRock High Yield Portfolio
Service: BHYSX
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC Insured ● May Lose Value ● No Bank Guarantee

Fund Overview	Key facts and details about the Fund, including investment objective, principal investment strategies, principal risk factors, fee and expense information and historical performance information
	Investment Objective	3
	Fees and Expenses of the Fund	3
	Principal Investment Strategies of the Fund	4
	Principal Risks of Investing in the Fund	4
	Performance Information	9
	Investment Manager	10
	Portfolio Managers	10
	Purchase and Sale of Fund Shares	10
	Tax Information	10
	Payments to Broker/Dealers and Other Financial Intermediaries	10

Details About the Fund	Information about how the Fund invests, including investment objective, investment process, principal strategies and risk factors
	How the Fund Invests	11
	Investment Risks	13

Account Information	Information about account services, sales charges and waivers, shareholder transactions, and distribution and other payments
	Details About the Share Class	26
	Distribution and Shareholder Servicing Payments	26
	How to Buy, Sell, Exchange and Transfer Shares	27
	Fund’s Rights	32
	Short-Term Trading Policy	32

Management of the Fund	Information about BlackRock and the Portfolio Managers
	BlackRock	34
	Portfolio Manager Information	35
	Conflicts of Interest	36
	Valuation of Fund Investments	37
	Dividends, Distributions and Taxes	38

Financial Highlights	Financial Performance of the Fund	40

General Information	Shareholder Documents	41
	Certain Fund Policies	41
	Statement of Additional Information	42

Glossary	Glossary of Investment Terms	43

For More Information	Fund and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock High Yield Portfolio
Investment Objective

The investment objective of the BlackRock High Yield Portfolio (the “High Yield Fund” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Service Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee[1]	0.41%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[2]	0.93%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,3]	0.91%

1
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 34, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.
2
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent Annual Financial Statements and Additional Information, which do not include Acquired Fund Fees and Expenses.
3
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 34, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.02% (for Service Shares) of average daily net assets through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Service Shares	$93	$294	$513	$1,141

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the
3

Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The High Yield Fund invests primarily in non‑investment grade bonds with maturities of ten years or less. The High Yield Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. High yield investments include domestic and foreign bonds (including corporate bonds), convertible debt securities, mezzanine investments, collateralized debt obligations, bank loans, loan assignments and loan participations and mortgage-backed and asset-backed securities. Such high yield investments acquired by the High Yield Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services) or will be determined by the High Yield Fund management team to be of similar quality. The High Yield Fund may also invest in other investment companies, including affiliated investment companies such as affiliated exchange-traded funds, to gain exposure to such high yield investments. Split rated bonds and other fixed-income securities (securities that receive different ratings from two or more rating agencies) are valued as follows: if three agencies rate a security, the security will be considered to have the median credit rating; if two of the three agencies rate a security, the security will be considered to have the lower credit rating. The High Yield Fund may invest up to 30% of its assets in non‑dollar denominated bonds of issuers located outside of the United States. The High Yield Fund’s investment in non‑dollar denominated bonds may be on a currency hedged or unhedged basis. The High Yield Fund may also invest in convertible and preferred securities.
The High Yield Fund can also invest, to the extent consistent with its investment objective, in non-U.S. and emerging market securities and currencies. The High Yield Fund may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy.
The High Yield Fund may buy or sell options or futures on a security or an index of securities, or enter into swap agreements, including total return, interest rate and credit default swaps, or foreign currency transactions (collectively, commonly known as derivatives). The High Yield Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The High Yield Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The High Yield Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
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Debt Securities Risk — Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which is described in further detail below:
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect
4

interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
◼
High Yield Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund.
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Collateralized Bond Obligations Risk — The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.
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Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.
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Corporate Loans Risk — Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate (“SOFR”), or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Fund invests are usually rated below investment grade.
◼
Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Leverage Risk — The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
Market Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly
5

the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Volatility and Correlation Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
◼
Distressed Securities Risk — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
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Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.
◼
Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
◼
The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
◼
Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
◼
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
◼
The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital
6

markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.
◼
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
◼
Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
◼
The Fund’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value.
◼
High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
◼
Illiquid Investments Risk — The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and any security or instrument held by the Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. In addition, if the Fund is limited in its ability to dispose of illiquid investments during periods when shareholders are redeeming or selling their shares or the Fund’s net assets otherwise shrink, the Fund will need to dispose of liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have greater exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions or sales of Fund shares may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
◼
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
◼
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular,
7

actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
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Mezzanine Securities Risk — Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.
◼
Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
◼
Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.
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Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
◼
Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
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Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
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Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
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Risks of Loan Assignments and Participations — As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able unilaterally to enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
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Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”), in a reorganization on September 17, 2018 (the “Reorganization”). The table compares the Fund’s performance to that of the Bloomberg U.S. Universal Index and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Predecessor Fund had the same investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Fund as of the date of the Reorganization.To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.
Service Shares
ANNUAL TOTAL RETURNS
BlackRock High Yield Portfolio
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 9.47% (quarter ended June 30, 2020) and the lowest return for a quarter was -13.50% (quarter ended March 31, 2020).
For the periods ended 12/31/25 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock High Yield Portfolio — Service Shares
Return Before Taxes	8.98%	4.74%	6.15%
Return After Taxes on Distributions	6.07%	2.21%	3.67%
Return After Taxes on Distributions and Sale of Fund Shares	5.31%	2.50%	3.64%
Bloomberg U.S. Universal Index (Reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (Reflects no deduction for fees, expenses or taxes)	8.62%	4.50%	6.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
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Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”). The Fund’s sub-adviser is BlackRock International Limited. Where applicable, the use of the term BlackRock also refers to the Fund’s sub-adviser.
Portfolio Managers

Portfolio Manager	Portfolio Manager of the Fund Since*	Title
Mitchell Garfin, CFA	2009	Managing Director of BlackRock, Inc.
David Delbos	2014	Managing Director of BlackRock, Inc.

*
Includes management of the Predecessor Fund.
Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. To purchase or sell shares, you should contact your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 537-4942, by mail (c/o BlackRock Funds V, P.O. Box 534429, Pittsburgh, Pennsylvania 15253-4429), or by the internet at www.blackrock.com. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:
Service Shares
Minimum Initial Investment	$5,000
Minimum Additional Investment	There is no minimum amount for additional investments.

Tax Information

The Fund’s dividends and distributions may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a qualified tax-exempt plan described in section 401(a) of the Internal Revenue Code, in which case you may be subject to U.S. federal income tax when distributions are received from such tax-deferred arrangements.
Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services.
These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment.
Ask your individual financial professional or visit your Financial Intermediary’s website for more information.
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Details About the Fund

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of the BlackRock High Yield Portfolio (the “High Yield Fund” or the “Fund”) and your rights as a shareholder.
How the Fund Invests

Investment Objective
The investment objective of the High Yield Fund is to seek to maximize total return, consistent with income generation and prudent investment management.
This investment objective is a non-fundamental policy of the High Yield Fund and may not be changed without 30 days’ prior notice to shareholders.
Total return is a way of measuring fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.
Investment Process
The management team evaluates sectors of the high yield market and individual bonds within these sectors. Typically, the management team will invest in distressed securities when it believes they are undervalued. Securities are purchased for the Fund when the management team determines that they have the potential for above-average total return. The Fund’s performance is measured against a specified benchmark. If a security’s rating declines, the management team will decide whether to continue to hold the security. A security will be sold if, in the opinion of the management team, the risk of continuing to hold the security is unacceptable when compared to its total return potential. BlackRock uses an internal model for calculating duration, which may result in a different value for the duration of a benchmark compared to the duration calculated by the provider of the benchmark or another third party.
Principal Investment Strategies
The High Yield Fund invests primarily in non‑investment grade bonds with maturities of ten years or less. The High Yield Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield investments and other financial instruments with economic characteristics similar to such investments. The 80% policy is a non‑fundamental policy of the High Yield Fund and may not be changed without 60 days’ prior notice to shareholders. High yield investments in which the Fund may invest include domestic and foreign bonds (including corporate bonds), convertible debt securities, mezzanine investments, collateralized debt obligations, bank loans, loan assignments and loan participations and mortgage-backed and asset-backed securities. Such high yield investments acquired by the High Yield Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by S&P Global Ratings or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services) or will be determined by the High Yield Fund management team to be of similar quality. The High Yield Fund may also invest in other investment companies, including affiliated investment companies such as affiliated exchange-traded funds, to gain exposure to such high yield investments. Split rated bonds and other fixed-income securities (securities that receive different ratings from two or more rating agencies) are valued as follows: if three agencies rate a security, the security will be considered to have the median credit rating; if two of the three agencies rate a security, the security will be considered to have the lower credit rating. High yield securities are sometimes referred to as “junk bonds,” which are debt securities rated lower than investment grade (below the fourth highest rating of the major rating agencies). These securities generally pay more interest than higher rated securities. The higher yield is an incentive to investors who otherwise may be hesitant to purchase the debt of such a low‑rated issuer. The High Yield Fund may invest up to 30% of its assets in non‑dollar denominated bonds of issuers located outside of the United States. The High Yield Fund’s investment in non‑dollar denominated bonds may be on a currency hedged or unhedged basis. The High Yield Fund may also invest in convertible and preferred securities. Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock convertibles). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.
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The High Yield Fund can also invest, to the extent consistent with its investment objective, in non-U.S. and emerging market securities and currencies. The High Yield Fund may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy. Mezzanine investments are subordinated debt securities that receive payments of interest and principal after other more senior security holders are paid. They are generally issued in private placements in connection with an equity security. Collateralized bond obligations are securities backed by a diversified pool of high yield securities. Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non‑U.S. government and one or more financial institutions. The Fund considers such investments to be debt securities. Mortgage-backed securities are asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of mortgage-backed securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies. Asset-backed securities are bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables.
The High Yield Fund may buy or sell options or futures on a security or an index of securities, or enter into swap agreements, including total return, interest rate and credit default swaps, or foreign currency transactions (collectively, commonly known as derivatives). The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The High Yield Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The High Yield Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The High Yield Fund is managed by a team of financial professionals. Mitchell Garfin, CFA and David Delbos are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund— Portfolio Manager Information” for additional information about the portfolio management team.

Other Strategies Applicable to the Fund
In addition to the principal strategies discussed above, the Fund may also invest or engage in the following investments/strategies:
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Common Stock — The High Yield Fund may acquire and hold common stock either directly or indirectly. Indirect acquisitions include unit offerings with fixed-income securities or in connection with an amendment, waiver, or a conversion or exchange of fixed-income securities, or in connection with the bankruptcy or workout of a distressed fixed-income security, or upon the exercise of a right or warrant obtained in connection with the High Yield Fund’s investment in a fixed-income security. Direct investments in common stock will be limited to 10% of the High Yield Fund’s assets.
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Investment Companies — The Fund has the ability to invest in other investment companies, such as exchange-traded funds (“ETFs”), unit investment trusts, and open-end and closed-end funds. The Fund may invest in affiliated investment companies, including affiliated money market funds and affiliated ETFs.
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Investment Grade Debt Securities — The Fund may invest in “investment grade securities,” which are securities rated in the four highest rating categories of the major rating agencies (Moody’s, S&P and Fitch) or deemed to be of equivalent quality by BlackRock. Debt obligations rated in the lowest of the top four ratings (i.e., “Baa” by Moody’s or “BBB” by S&P or Fitch) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. If an investment grade security held by the Fund is subsequently downgraded below investment grade, BlackRock will consider such an event in determining whether the Fund should continue to hold the security.
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Securities Lending — The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
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Temporary Defensive Strategies — For temporary defensive purposes, for example, to respond to adverse market, economic, political or other conditions, the Fund may depart from its principal investment strategies and may restrict the markets in which it invests and may invest without limitation in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short-term debt obligations of corporate issuers, certificates of deposit, bankers acceptances, commercial paper (short-term,
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unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed-income securities. Temporary defensive positions may affect the Fund’s ability to achieve its investment objective.
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When-Issued and Delayed Delivery Securities and Forward Commitments — The Fund may invest in securities prior to their date of issue. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.
Investment Risks

This section contains a discussion of the general risks of investing in the Fund. The “Investment Objectives and Policies” section in the Statement of Additional Information (“SAI”) also includes more information about the Fund, its investments and the related risks. As with any fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. The order of the below risk factors does not indicate the significance of any particular risk factor.
Principal Risks of Investing in the Fund:
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Collateralized Bond Obligations Risk — The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.
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Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.
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Corporate Loans Risk — Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate (“SOFR”), or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, the Fund may experience difficulties in selling its corporate loans. Transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, a Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, the Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, the Fund may become a member of the syndicate.
The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads.
The corporate loans in which the Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.
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Debt Securities Risk — Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which is described in further detail below:
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s
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perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.
Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.
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Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
Leverage Risk — The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
Market Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly
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the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Volatility and Correlation Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.
Hedging Risk — When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.
Tax Risk — The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service (the “IRS”).
Regulatory Risk — Derivative contracts are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, with respect to uncleared swaps, swap dealers are required to collect variation margin from the Fund and may be required by applicable regulations to collect initial margin from the Fund. Both initial and variation margin may be comprised of cash and/or securities, subject to applicable regulatory haircuts. Shares of investment companies (other than certain money market funds) may not be posted as collateral under applicable regulations. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund itself is regulated. BlackRock cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use swaps or
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any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.
Risks Specific to Certain Derivatives Used by the Fund
Swaps — Swap agreements, including total return swaps that may be referred to as contracts for difference, are two-party contracts entered into for periods ranging from a few days to more than one year. In a standard “swap” transaction, two parties agree to exchange the value(s) or cash flow(s) of one asset for another over a certain period of time. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also involve the risk that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty and the return on the referenced asset. In addition, swap agreements are subject to market and illiquidity risk, leverage risk and hedging risk.
Credit Default Swaps — Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to illiquid investments risk and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Forward Foreign Currency Exchange Contracts — Forward foreign currency exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
Futures — Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are; (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
Options — An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
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Distressed Securities Risk — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
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Dollar Rolls Risk — A dollar roll transaction involves a sale by the Fund of a mortgage-backed, U.S. Treasury or other security (as permitted by the Fund’s investment strategies) concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer
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to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of dollar rolls may depend upon the adviser’s ability to correctly predict interest rates and prepayments, depending on the underlying security. There is no assurance that dollar rolls can be successfully employed.
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Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets may include those in countries considered emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.
Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments may adversely affect the Fund’s performance. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by the Fund may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors. Foreign companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which may significantly decrease the liquidity and value of the securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
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Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.
Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a
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foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.
Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Should the Fund invest in a debt security denominated in U.S. dollars and issued by an issuer whose functional currency is a currency other than the U.S. dollar, and such currency decreases in value against the U.S. dollar, such issuer’s ability to repay its obligation under the U.S. dollar-denominated security may be negatively impacted.
Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to the governments of certain countries, or the U.S. Government with respect to certain countries, prohibiting or imposing substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries. Capital controls and/or sanctions may include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory actions of one government against another government, such as seizure of assets. Any of these actions could severely impair the Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to foreign securities and assets, including the ability to transfer the Fund’s assets or income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect the Fund’s operations, causing the Fund to decline in value.
Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.
Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material non-public information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.
Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.
At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be
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uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.
Withholding Tax Reclaims Risk — The Fund may file claims to recover foreign withholding taxes on dividend and interest income (if any) received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when the Fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where the Fund expects to recover withholding taxes, the net asset value of the Fund generally includes accruals for such tax refunds. The Fund regularly evaluates the probability of recovery. If the likelihood of recovery materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value. Shareholders in the Fund at the time an accrual is written down will bear the impact of the resulting reduction in net asset value regardless of whether they were shareholders during the accrual period. Conversely, if the Fund receives a tax refund that has not been previously accrued, shareholders in the Fund at the time of the successful recovery will benefit from the resulting increase in the Fund’s net asset value. Shareholders who sold their shares prior to such time will not benefit from such increase in the Fund’s net asset value.
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High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
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High Yield Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund. The major risks of junk bond investments include:
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Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
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Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.
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Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
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Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.
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Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid than higher rated fixed-income securities, judgment may play a greater role in valuing junk bonds than is the case with securities trading in a more liquid market.
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The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
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Illiquid Investments Risk — The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and any security or instrument held by the Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. In addition, if the Fund is limited in its ability to dispose of illiquid investments during periods when
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shareholders are redeeming or selling their shares or the Fund’s net assets otherwise shrink, the Fund will need to dispose of liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have greater exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions or sales of Fund shares may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
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Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the Securities and Exchange Commission (the “SEC”), the Fund is subject to the federal securities laws, including the Investment Company Act of 1940, as amended (the “Investment Company Act”) and the rules thereunder. Under Rule 18f-4 under the Investment Company Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
Recent policy initiatives undertaken by the U.S. government have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets, and could adversely affect the investment performance of the Fund. In particular, actions taken by the U.S. government in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
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Mezzanine Securities Risk — Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.
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Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the
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assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.
Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.
The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) and a decline in or flattening of real estate values (in each case as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
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Operational and Technology Risks — The Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, the Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, authorized participants, listing exchanges, other financial market operators, and governmental authorities, as applicable. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. The Fund may incur substantial costs in order to mitigate operational and technology risks.
Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which the Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following: financial losses; interference with the Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by the Fund or erroneous subscription or redemption orders; the inability of the Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of the Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to the Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by the Fund or its service providers, as well as market events that occur at a pace that overloads these
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systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. The Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to the Fund.
While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect the Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. The Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.
Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.
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Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
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Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
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Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
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Risk of Investing in the United States — A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.
The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political discord, as well as
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significant challenges in managing and containing the outbreak of COVID-19. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
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Risks of Loan Assignments and Participations — As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able unilaterally to enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:
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Common Stock Risk — Common stocks represent equity ownership in a company. Stock markets are volatile. The price of common stock will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of common stock purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in inflation, interest or currency rates or generally adverse investor sentiment.
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Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
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Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BlackRock through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
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Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities to meet redemption requests when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. The Fund also may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. In addition, large redemptions can result in the Fund’s current expenses being allocated over a smaller asset base, which generally results in an increase in the Fund’s expense ratio. Because large redemptions can adversely affect a portfolio manager’s ability to implement a fund’s investment strategy, the Fund also reserves the right to redeem in-kind, subject to certain conditions. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed
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in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.
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Ownership Limitations Risk — If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BlackRock, its affiliates or the Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BlackRock and its affiliates on behalf of clients (including the Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rule or otherwise impaired. The capacity of the Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of the Fund’s portfolio holdings.
For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as the Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BlackRock and its affiliates for client funds and accounts managed by BlackRock (including the Fund) may not exceed the relevant limits without the grant of a license or other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BlackRock and its affiliates, the Fund or other client accounts to suffer disadvantages or business restrictions.
Ownership limitations are highly complex. It is possible that, despite BlackRock’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.
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Reference Rate Replacement Risk — The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, LIBOR to determine payment obligations, financing terms, hedging strategies or investment value.
The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings would continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. After September 30, 2024, the remaining synthetic LIBOR settings ceased to be published, and all LIBOR settings have permanently ceased. The SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (“repo”) market and has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
◼
Reliance on Advisor Risk — The Fund is dependent upon services and resources provided by BlackRock, and therefore BlackRock’s parent, BlackRock, Inc. BlackRock is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of BlackRock will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, BlackRock’s personnel could have a negative effect on the performance or the continued operation of the Fund.
◼
Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
◼
Valuation Risk — The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Pricing services
24

that value fixed-income securities generally utilize a range of market-based and security-specific inputs and assumptions, as well as considerations about general market conditions, to establish a price. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by the Fund. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
◼
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
25

Account Information

Details About the Share Class

The Fund currently offers multiple share classes (Service Shares in this prospectus), each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) can help you determine which share class is best suited to your personal financial goals.
The Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.
The table below summarizes key features of the Service Shares of the Fund.
Service Shares at a Glance

Availability
Limited to certain investors, including: Financial Intermediaries (such as banks and brokerage firms) acting on behalf of their customers, certain persons who were shareholders of the Compass Capital Group of Funds at the time of its combination with
The PNC® Fund in 1996 and investors that participate in the Capital DirectionsSM asset allocation program. Service Shares will normally be held by Financial Intermediaries or in the name of nominees of Financial Intermediaries on behalf of their customers. Service
Shares are normally purchased through a customer’s account at a Financial
Intermediary through procedures established by such Financial Intermediary. In these cases, confirmation of share purchases and redemptions will be sent to the Financial
Intermediaries. A customer’s ownership of shares will be recorded by the Financial
Intermediary and reflected in the account statements provided by such Financial
Intermediaries to their customers. Investors wishing to purchase Service Shares should contact their Financial Intermediaries.

Minimum Investment	$5,000. However, institutions may set a higher minimum for their customers.
Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.
Distribution and Service (12b-1) Fees?	No Distribution Fee. 0.25% Annual Service Fee.
Redemption Fees?	No.
Advantage	No up-front sales charge so you start off owning more shares.
Disadvantage	Limited availability.

Distribution and Shareholder Servicing Payments

Plan Payments
BlackRock Funds V (the “Trust”), on behalf of the Fund, has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act that allows the Fund to pay distribution fees for the sale of its shares and/or shareholder servicing fees for certain services provided to its shareholders. Service Shares do not pay distribution fees.
Under the Plan, the Fund also pays shareholder servicing fees (also referred to as general shareholder liaison services fees) to Financial Intermediaries for providing support services to their customers who own Service Shares of the Fund. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Service Shares of the Fund. All Service Shares pay this shareholder servicing fee.
26

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Service Shares:
◼
Answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions or repurchases of shares may be effected and certain other matters pertaining to the customers’ investments;
◼
Assisting customers in designating and changing dividend options, account designations and addresses; and
◼
Providing other similar shareholder liaison services.
The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.
Because the fees paid by the Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information on the Plan, including a complete list of services provided thereunder, see the SAI.
Other Payments by the Fund
In addition to fees that the Fund may pay to a Financial Intermediary pursuant to the Plan and fees the Fund pays to its transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), BlackRock, on behalf of the Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.
Other Payments by BlackRock
From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Fund. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you.
Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.
How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your Financial Intermediary. You may also buy, sell, exchange and transfer shares through BlackRock if your account is held directly with BlackRock. To learn more about buying, selling, exchanging or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.
With certain limited exceptions, the Fund is generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments (including by way of exchange from another mutual fund sponsored and advised by BlackRock or its affiliates (a “BlackRock Fund”)) into existing accounts, the Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W-8. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments.
27

The Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Fund may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.
Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.
Persons who were shareholders of an investment portfolio of the Compass Capital Group of Funds in 1996 at the time the portfolio combined with The PNC® Fund may purchase and redeem Service Shares of the same fund and for the same account in which they held shares on that date through the procedures described in this section.
How to Buy Shares
	Your Choices	Important Information for You to Know
Initial Purchase	Determine the amount of your investment	Refer to the minimum initial investment in the “Service Shares at a Glance” table in this prospectus (be sure to read this prospectus carefully).
Have your Financial Intermediary submit your purchase order
The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the
“NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after that time will be priced at the net asset value determined on the next business day. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.
The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain Financial Intermediaries may charge a processing fee to confirm a purchase.

Add to Your Investment	Purchase additional shares	There is no minimum amount for additional investments.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares you may contact your Financial Intermediary.
Or contact BlackRock (for accounts held directly with BlackRock)
Purchase by Telephone: Call (800) 537-4942 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.
Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at
www.blackrock.com. Purchases made on the Internet using the
Automated Clearing House will have a trade date that is the day after the purchase is made. Certain institutional clients’ purchase orders placed by wire prior to the close of business on the NYSE will be priced at the net asset value determined that day. Contact your Financial
Intermediary or BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information call BlackRock at (800) 537-4942.
Please read the On-Line Services Disclosure Statement and User
Agreement, the Terms and Conditions page and the Consent to
Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.
The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User
Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

28

	Your Choices	Important Information for You to Know
Add to Your Investment (continued)	Acquire additional shares by reinvesting dividends and capital gains
All dividends and capital gains distributions are automatically reinvested in shares of the Fund at net asset value. To make any changes to your dividend and/or capital gains distributions options, please call (800) 537-4942 or contact your Financial Intermediary (if your account is not held directly with BlackRock).

How to Pay for Shares	Making payment for purchases
Payment for Service Shares must normally be made in Federal funds or other immediately available funds by the time specified by your
Financial Intermediary but in no event later than 4:00 p.m. (Eastern time) on the first business day following BlackRock’s receipt of the order.
Payment may also, at the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund. If payment is not received by this time, the order will be canceled and you and your
Financial Intermediary will be responsible for any loss to the Fund.

How to Sell Shares
	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order
You can make redemption requests through your Financial Intermediary in accordance with the procedures applicable to your accounts. These procedures may vary according to the type of account and the Financial
Intermediary involved and customers should consult their Financial
Intermediary in this regard.
Financial Intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis. Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their Financial Intermediaries.
Financial Intermediaries may place redemption orders by telephoning
(800) 537-4942. The price of your shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your Financial
Intermediary prior to that day’s close of business on the NYSE
(generally 4:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.
Shareholders who hold more than one class should indicate which class of shares they are redeeming.
Regardless of the method the Fund uses to make payment of your redemption proceeds (check or wire), your redemption proceeds typically will be sent one business day after your request is submitted, but in any event, within seven days.
Certain Financial Intermediaries may charge a fee to process a redemption of shares.
The Fund may reject an order to sell shares under certain
circumstances.

Selling shares held directly with BlackRock
Methods of Redeeming
Redeem by Telephone: Institutions may place redemption orders by telephoning (800) 537-4942.
The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.

29

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)
Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com. Proceeds from Internet redemptions will be sent via wire to the bank account of record.
Redeem in Writing: Redemption requests may be sent in proper form to BlackRock Funds, P.O. Box 534429, Pittsburgh, Pennsylvania 15253-
4429. Under certain circumstances, a medallion signature guarantee will be required.
Payment of Redemption Proceeds
Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, by wire transfer.
Payment by Check: BlackRock will normally mail redemption proceeds within one business day following receipt of a properly completed request, but in any event within seven days. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.
The Fund reserves the right to reinvest any dividend or distribution amounts (e.g., income dividends or capital gains) which you have elected to receive by check should your check be returned as undeliverable or remain uncashed for more than 6 months. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the net asset value next calculated, on the day of the investment. When reinvested, those amounts are subject to the risk of loss like any fund investment. If you elect to receive distributions in cash and a check remains undeliverable or uncashed for more than 6 months, your cash election may also be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the net asset value as of the date of payment of the distribution.
Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the
Fund.
Shares can be redeemed by Federal wire transfer to a single previously designated bank account. No charge for wiring redemption payments with respect to Service Shares is imposed by the Fund, although
Financial Intermediaries may charge their customers for redemption services. Information relating to such redemption services and charges, if any, should be obtained by customers from their Financial
Intermediaries. You are responsible for any additional charges imposed by your bank for wire transfers.
The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.
***
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

30

	Your Choices	Important Information for You to Know
Redemption Proceeds
Under normal circumstances, the Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, when a significant portion of the Fund’s portfolio may be comprised of less-liquid investments, the Fund may be more likely to limit cash redemptions and may determine to pay redemption
proceeds by (i) borrowing under a line of credit it has entered into with a group of lenders and/or (ii) transferring portfolio securities in-kind to you. The SAI includes more information about the Fund’s line of credit.
If the Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of redemption.

How to Exchange Shares or Transfer Your Account
	Your Choices	Important Information for You to Know
Exchange Privilege	Selling shares of one BlackRock Fund to purchase shares of another BlackRock Fund (“exchanging”)
Service Shares of the Fund are generally exchangeable for shares of the same class of another BlackRock Fund, to the extent such shares are offered by your Financial Intermediary.
You can exchange Service Shares from one fund into the same class of another fund which offers that class of shares. Refer to the minimum initial investment in the “Service Shares at a Glance” table in this prospectus.
You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors.
To exercise the exchange privilege, you may contact your Financial
Intermediary. Alternatively, if your account is held directly with
BlackRock, you may: (i) call (800) 537-4942 and speak with one of our representatives, (ii) make the exchange via the Internet by accessing your account online at www.blackrock.com, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your new account application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 537-4942. The Fund has the right to reject any telephone request for any reason.
Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Short-Term Trading Policy” below. For U.S. federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other
Financial Intermediary before making an exchange request.

Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary
You may transfer your Service Shares of the Fund only to another
Financial Intermediary that has an agreement with the Distributor.
Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.
If your account is held directly with BlackRock, you may call
(800) 537-4942 with any questions; otherwise, please contact your
Financial Intermediary to accomplish the transfer of your Service
Shares.

31

	Your Choices	Important Information for You to Know
Transfer Shares to Another Financial Intermediary (continued)	Transfer to a non-participating Financial Intermediary
You must either:
•Transfer your Service Shares to an account with the Fund; or
•Sell your Service Shares.
If your account is held directly with BlackRock, you may call
(800) 537-4942 with any questions; otherwise, please contact your
Financial Intermediary to accomplish the transfer of your Service
Shares.

Fund’s Rights

The Fund may:
◼
Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;
◼
Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;
◼
Redeem shares for property other than cash as may be permitted under the Investment Company Act; and
◼
Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.
Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (the “Fund Minimum”), and may redeem the shares in your account if the net asset value of those shares in your account falls below $500 for any reason, including market fluctuation.
You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your Financial Intermediary.
Short-Term Trading Policy

The Board of Trustees (the “Board”) has determined that the interests of long-term shareholders and the Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Fund and its returns to shareholders. For example, large flows of cash into and out of the Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Fund’s performance.
A fund’s investment in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Management of the Fund —Valuation of Fund Investments” below.
The Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to the Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions
32

on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to the Fund or its shareholders.
If as a result of its own investigation, information provided by a Financial Intermediary or other third party, or otherwise, the Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with the Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Certain accounts, such as omnibus accounts and accounts at Financial Intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Fund. While the Fund monitors for market timing activity, the Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Fund. The Distributor has entered into agreements with respect to Financial Intermediaries that maintain omnibus accounts with the Transfer Agent pursuant to which such Financial Intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a Financial Intermediary is determined by the Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such Financial Intermediary’s agreement with the Distributor, suspend such Financial Intermediary’s trading privileges or take other appropriate actions.
There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.
The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Fund or long-term shareholders.
33

Management of the Fund

BlackRock

BlackRock, the Fund’s investment adviser, manages the Fund’s investments and its business operations subject to the oversight of the Board of the Trust. While BlackRock is ultimately responsible for the management of the Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, majority-owned subsidiary of BlackRock, Inc.
BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock International Limited (“BIL”), sub-adviser to the Fund, is a registered investment adviser organized in 1995. BlackRock and its affiliates had approximately $14.0 trillion in investment company and other portfolio assets under management as of December 31, 2025.
The Fund has entered into a management agreement (the “Management Agreement”) with BlackRock. Under the Management Agreement, BlackRock receives for its services to the Fund a fee at an annual rate based on the Fund’s average daily net assets.
The annual management fees payable to BlackRock (as a percentage of average daily net assets) are calculated as follows:
Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.500%
$1 billion – $2 billion	0.450%
$2 billion – $3 billion	0.425%
$3 billion – $25 billion	0.400%
$25 billion – $30 billion	0.375%
Greater than $30 billion	0.350%

BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates (the “affiliated money market fund waiver”), through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
BlackRock has entered into a separate sub-advisory agreement with BIL, an affiliate of BlackRock, with respect to the Fund. Under the sub-advisory agreement, BlackRock pays BIL for services it provides for that portion of the Fund for which it acts as sub-adviser a fee equal to a percentage of the management fee paid to BlackRock under the Management Agreement with respect to the Fund.
BlackRock has agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) of Service Shares of the Fund at the levels shown below and in the Fund’s fees and expenses table in the “Fund Overview” section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve this expense cap, BlackRock has agreed to waive and/or reimburse fees or expenses if the Fund’s operating expenses exceed a certain limit.
34

With respect to the Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses as a percentage of average daily net assets to the amount noted in the table below.
Contractual Cap[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Total Annual Fund
Operating Expenses[2]
after giving effect to all
applicable expense limitation
provisions (excluding Dividend
Expense, Interest Expense,
Acquired Fund Fees
and Expenses and certain
other Fund Expenses)

Service Shares	1.02%	0.92%

1
The contractual cap is in effect through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
2
As a percentage of average daily net assets.
The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual cap on net expenses will be reduced by the amount of the affiliated money market fund waiver.
As stated above, the waivers and reimbursements made pursuant to the contractual expense cap and described in the table above do not include Interest Expense. The Fund’s Interest Expense is required to be reported as part of operating expenses in such Fund’s expense table for accounting purposes. The Fund incurs Interest Expense when making certain investments (e.g., tender option bonds) to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Fund’s use of those investments.
A discussion of the basis for the Board’s approval of the Management Agreement with BlackRock and the sub-advisory agreement between BlackRock and BIL is available in the Fund’s reports filed on Form N-CSR for the fiscal year ended September 30, 2025.
For the fiscal year ended September 30, 2025, BlackRock received a management fee, net of management fee waivers, at the annual rate of 0.39% of the Fund’s average daily net assets.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.
Portfolio Manager Information

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.
The High Yield Fund is managed by a team of financial professionals. Mitchell Garﬁn, CFA and David Delbos are jointly and primarily responsible for the day-to-day management of the Fund.
Portfolio Manager	Primary Role	Since*	Title and Recent Biography
Mitchell Garfin, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009	Managing Director of BlackRock, Inc. since 2009.
David Delbos	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014	Managing Director of BlackRock, Inc. since 2012.

*
Includes management of BlackRock High Yield Bond Portfolio, a series of BlackRock Funds II (the “High Yield Predecessor Fund”).
35

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage each Fund and its shareholders.
BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of each Fund. BlackRock and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BlackRock and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which each Fund may directly or indirectly invest.
BlackRock and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of each Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by each Fund. This may include transactions in securities issued by other open-end and closed-end investment companies, including investment companies that are affiliated with each Fund and BlackRock, to the extent permitted under the Investment Company Act. The trading activities of BlackRock and its Affiliates are carried out without reference to positions held directly or indirectly by each Fund. These activities may result in BlackRock or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by each Fund.
The Fund may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services. The Fund also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.
An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend each Fund or who engage in transactions with or for each Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with each Fund. As a result, an Affiliate may compete with each Fund for appropriate investment opportunities. The results of each Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that each Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, each Fund may enter into transactions in which BlackRock or an Affiliate or their directors, officers, employees or clients have an adverse interest. The Fund may be adversely impacted by the effects of transactions undertaken by BlackRock or an Affiliate or their directors, officers, employees or clients.
From time to time, BlackRock or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of each Fund. The price, availability, liquidity, and (in some cases) expense ratio of each Fund may be impacted by purchases and sales of each Fund by BlackRock or its advisory clients.
The Fund’s activities may be limited because of regulatory restrictions applicable to BlackRock or an Affiliate or their policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, each Fund has retained BlackRock Investment Management, LLC, an Affiliate of BlackRock, to serve as its securities lending agent to the extent that it participates in the securities lending program. For these services, the securities lending agent will receive a fee from each participating Fund based on the returns earned on the Fund’s lending activities, including the investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which each Fund may lend its portfolio securities under the securities lending program.
BlackRock and its Affiliates may benefit from a fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BlackRock and its Affiliates are not obligated to license an index to a fund, and no fund is under an obligation to use a BlackRock index. The terms of a fund’s index licensing agreement with BlackRock or its Affiliates may not be as favorable as the terms offered to other licensees.
The activities of BlackRock and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage each Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.
36

Valuation of Fund Investments

When you buy shares, you pay the net asset value. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable redemption fee. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is received. The net asset value of each class of shares normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the NYSE (normally 4:00 p.m., Eastern time), on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The net asset value of shares is calculated by dividing the value of the net assets of each class of shares (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the class, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by a Fund is determined pursuant to BlackRock’s valuation policies and procedures. BlackRock has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the Investment Company Act.
Equity securities and other equity instruments (except ETF options, equity index options or those that are customized) for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Each Fund values fixed-income portfolio securities and certain derivative instruments using bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with BlackRock’s valuation policies and procedures. Pricing services may use valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by the Fund. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BlackRock determines in good faith that such method does not represent fair value.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of regular trading hours of the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, BlackRock will fair value a Fund’s investments in accordance with its policies and procedures. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that the event is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.
37

Each Fund may accept orders from certain authorized Financial Intermediaries or their designees. Each Fund will be deemed to receive an order when accepted by the Financial Intermediary or designee, and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the Financial Intermediary could be held liable for any losses.
Dividends, Distributions and Taxes

BUYING A DIVIDEND
Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when the Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

The Fund will distribute net investment income, if any, monthly and net realized capital gains, if any, at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Dividends may be reinvested automatically in shares of the Fund at net asset value or may be taken in cash. If you would like to receive dividends in cash, contact your Financial Intermediary or the Fund. Although this cannot be predicted with any certainty, the Fund anticipates that a significant amount of its dividends, if any, will consist of ordinary income. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.
You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Fund distributions derived from qualified dividend income, which consists of dividends received from U.S. corporations and qualifying foreign corporations, and from long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for individuals, depending on whether their income exceeds certain threshold amounts, which are adjusted annually for inflation.
A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000, or $250,000 if married filing jointly, and of trusts and estates.
Your dividends and redemption proceeds will be subject to backup withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.
If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, certain distributions reported by the Fund as capital gain dividends, interest-related dividends or short-term capital gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.
The Fund has formed a wholly-owned Delaware subsidiary (the “Blocker Subsidiary”) to hold interests in certain of its portfolio companies to permit the Fund to continue to meet the qualifications for taxation as a regulated investment company (“RIC”) under the Internal Revenue Code. The Blocker Subsidiary will qualify for the exclusion from the definition of the term investment company pursuant to Section 3(c)(7) of the Investment Company Act or will otherwise not be required to register as an investment company under the Investment Company Act. Entities such as the Blocker Subsidiary are typically organized as corporations or as limited liability companies or partnerships that elect to be taxed as corporations for U.S. federal income tax purposes and hold certain investments in pass-through tax entities (such as partnership interests or limited liability company interests) the gross revenue from which would be “bad income” for purposes of RIC qualification. The Fund may not invest more than 25% of its total assets in the shares of the Blocker Subsidiary. The Blocker Subsidiary will be subject to federal corporation income tax. The Blocker
38

Subsidiary’s distributions of its after-tax earnings to the Fund will be “good income” for RIC qualification purposes, and will be treated as qualified dividend income (for non-corporate shareholders) and as eligible for the dividends received deduction (for corporate shareholders), or as returns of capital.
This section summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for individualized tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.
39

Financial Highlights

The financial highlights table is intended to help investors understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate of return that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by Deloitte & Touche LLP whose report, along with the Fund’s audited financial statements, is included in the Fund’s Annual Financial Statements and Additional Information for the fiscal year ended September 30, 2025, as filed with the SEC on Form N-CSR, which are available upon request and at www.blackrock.com.
	BlackRock High Yield Portfolio
	Service
(For a share outstanding throughout each period)	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21
Net asset value, beginning of year	$7.24	$6.71	$6.48	$7.89	$7.43
Net investment income(a)	0.46	0.47	0.43	0.34	0.35
Net realized and unrealized gain (loss)	0.04	0.54	0.23	(1.37)	0.46
Net increase (decrease) from investment operations	0.50	1.01	0.66	(1.03)	0.81
Distributions(b)
From net investment income	(0.49)	(0.48)	(0.43)	(0.36)	(0.35)
From net realized gain	—	—	—	(0.00)(c)	—
Return of capital	—	—	(0.00)(c)	(0.02)	—
Total distributions	(0.49)	(0.48)	(0.43)	(0.38)	(0.35)
Net asset value, end of year	$7.25	$7.24	$6.71	$6.48	$7.89
Total Return(d)
Based on net asset value	7.27%	15.49%	10.40%	(13.46)%	11.11%
Ratios to Average Net Assets(e)
Total expenses	0.92%	0.86%	0.85%	0.87%	0.86%
Total expenses after fees waived and/or reimbursed	0.90%	0.85%	0.84%	0.86%	0.85%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.90%	0.85%	0.84%	0.86%	0.85%
Net investment income	6.41%	6.71%	6.35%	4.64%	4.45%
Supplemental Data
Net assets, end of year (000)	$80,881	$98,822	$81,439	$80,995	$133,295
Portfolio turnover rate	64%	74%	66%	67%	76%

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
40

General Information

Shareholder Documents

Electronic Access to Annual and Semi-Annual Reports, Annual and Semi-Annual Financial Statements and Additional Information and Prospectuses
Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of annual and semi-annual reports, Annual and Semi-Annual Financial Statements and Additional Information and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly With BlackRock:
◼
Access the BlackRock website at http://www.blackrock.com/edelivery; and
◼
Log into your account.
Delivery of Shareholder Documents
The Fund delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 537-4942.
Certain Fund Policies

Anti-Money Laundering Requirements
The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism, or economic sanctions.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism, or other illicit activities.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.
41

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Statement of Additional Information

If you would like further information about the Fund, including how the Fund invests, please see the SAI.
For a discussion of the Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Fund makes its top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.
42

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about the Fund, please see the SAI.
Acquired Fund Fees and Expenses — the Fund’s pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies.
Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index — an unmanaged index comprised of issues that meet the following US corporate bond criteria: at least $150 million par value outstanding, maximum credit rating of Ba1, at least one year to maturity, and no one issuer represents more than 2 percent of the index.
Bloomberg U.S. Universal Index — an index that represents the union of the US Aggregate Index, US Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, US Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield.
Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.
Management Fee — a fee paid to BlackRock for managing the Fund.
Other Expenses — include accounting, transfer agency, custody, professional fees and registration fees.
Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.
Shareholder Fees — fees paid directly by a shareholder, including sales charges that you may pay when you buy or sell shares of the Fund.
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For More Information

Fund and Service Providers

FUND
BlackRock Funds V
BlackRock High Yield Portfolio
100 Bellevue Parkway
Wilmington, Delaware 19809
Written Correspondence:
P.O. Box 534429
Pittsburgh, Pennsylvania 15253-4429
Overnight Mail:
Attention: 534429
1350 Penn Avenue, Suite 102
Pittsburgh, Pennsylvania 15222
(800) 537-4942
MANAGER AND ADMINISTRATOR
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809
SUB-ADVISER
BlackRock International Limited
Dundas House
20 Brandon Street
Edinburgh, EH3 5PP
United Kingdom
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
118 Flanders Road
Westborough, Massachusetts 01581
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
115 Federal Street
Boston, Massachusetts 02110
ACCOUNTING SERVICES PROVIDER
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
DISTRIBUTOR
BlackRock Investments, LLC
50 Hudson Yards
New York, New York 10001
CUSTODIAN
JPMorgan Chase Bank, N.A.
383 Madison Avenue, Floor 11
New York, New York 10179
COUNSEL
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

Additional Information

For more information:
This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:
Annual/Semi-Annual Reports and Form N-CSR
The Fund’s annual and semi-annual reports and Form N-CSR contain additional information about the Fund’s investments. The annual report describes the Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund’s performance for the last fiscal year. In Form N-CSR, you will find the Fund’s financial statements.
Statement of Additional Information
A Statement of Additional Information (“SAI”), dated January 28, 2026, has been filed with the Securities and Exchange Commission (the “SEC”). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund’s annual and semi-annual reports and other information such as Fund financial statements, by calling (800) 537-4942. The SAI, as amended and/or supplemented from time to time, is incorporated by reference into this prospectus.
BlackRock Investor Services
Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 537-4942.
Purchases and Redemptions
Call your Financial Intermediary or BlackRock Investor Services at (800) 537-4942.
World Wide Web
General Fund information and specific Fund performance, including the SAI, annual/semi-annual reports and other information such as Fund financial statements, can be accessed free of charge at www.blackrock.com/prospectus. Mutual fund prospectuses and literature can also be requested via this website.
Written Correspondence
BlackRock Funds V
P.O. Box 534429
Pittsburgh, Pennsylvania 15253-4429
Overnight Mail
BlackRock Funds V
Attention: 534429
1350 Penn Avenue Suite 102
Pittsburgh, Pennsylvania 15222
Internal Wholesalers/Broker Dealer Support
Available on any business day to support investment professionals. Call: (800) 882-0052.
Portfolio Characteristics and Holdings
A description of the Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.
For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.
Securities and Exchange Commission
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.
The SEC and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
INVESTMENT COMPANY ACT FILE # 811-23339
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